[Pillar Logo Omitted]




                                The Pillar Funds
                           Your Investment Foundation


                         [Pillar Background art Omitted]


                                   SEMI-ANNUAL
                                     REPORT

                                 To Shareholders

                                  June 30, 1997

                                TABLE OF CONTENTS

               Letter to Shareholders.........................1
               Statement of NetAssets ........................4
               Statement of Operations ......................43
               Statements of Changes in Net Assets ..........46
               Financial Highlights .........................52
               Notes to Financial Statements ................57

                          NOT
                         FDIC       May Lose Value
                       INSURED     No Bank Guarantee

                                                   [PILLAR LOGO OMITTED]
                                                       JUNE 30, 1997
Letter to Shareholders

     After a roller-coaster performance in the first quarter, stocks had one of their best performances ever in the second three months of this year. Worries over too strong a pace of economic growth, which had infected investors by March and tipped the scales for the Federal Reserve toward increasing short-term interest rates, dissipated as it became apparent that most indicators of business activity were moderating sharply in the second quarter. Helping to propel stocks during this period was still robust, and higher than expected, growth in the corporate earnings and very healthy money flows into equity mutual funds. Bond yields responded as well by falling during the second quarter but have not entirely retraced the first quarter's rise.

     In contrast to the heady growth of Gross Domestic Product (GDP) in the first quarter which included strong gains in consumer spending and relatively high rates of inventory accumulation, production in the second quarter is expected to be much more muted. Healthy gains in employment coupled with gently rising wages continue to generate very satisfactory growth in personal income. This spending power did not entirely flow through to purchases in the second quarter suggesting that there is some pent-up ability to consume. So we may see some pick up in spending in the second half of the year.

     It is this potential for faster growth and the implications for inflation which concerns the Federal Reserve. From their vantage point, any use of resources (labor, productive capacity) beyond the "long run" rate of increase of these resources is likely to be inflationary, particularly when utilization rates for these resources is very high as it is today. However, this is a slippery path to try to negotiate. Slippery because it suggests that we are sure of what labor resources are going to be available when there are two major sources of error present. First, low levels of unemployment and rising wages are prompting more people to look for work, stimulating growth in our labor force. And second, our economy has the ability to substitute overseas labor for domestic labor by raising the level of imports.
                                                           (CONTINUED NEXT PAGE)

     The path is also slippery because our ability to measure productivity is also subject to substantial error. Indeed, one explanation for the current low level of inflation may be that our productivity statistics are understated. If that is the case, and there are many observers who would support that contention, it also explains several other trends in force. Corporate capital spending continues to be quite robust and is disproportionately directed at computer and communication equipment and software, one sign of the productivity gains to be had. Additionally, growth in corporate profits, quarter by quarter, is still outpacing expectations. This continued margin expansion, which many corporations are signaling they can continue to generate for a number of quarters into the future, is another sign of healthy productivity gains.

     So there is considerable evidence for believing that we can support a higher long-run real growth rate than the monetary authorities are willing to concede. And evidence in the market place that current monetary conditions may even be too tight. Witness the continuing decline in the price of gold and the recent record string of negative changes in the Producer Price Index.

     These conditions suggest that we can remain optimistic about the trend of interest rates. As mentioned earlier, it would not be surprising to see some modest re-acceleration of GDP growth in the second half. That change may prompt renewed fears about inflation. But our belief is they will prove to be unfounded and that the general direction of rates will be down. Real rates are still at the upper band of historical experience and borrowing demands from all sectors, government, corporate and consumer, do not show any signs of acceleration.

     Another positive influence on stock prices has been the higher probability of a reduction in the capital gains tax in this session of Congress. Much of the debate around the idea is that this is of benefit only to the rich. Much more important are the incentives to savings which stimulate entrepreneurial activity and capital investment, creating additional jobs and income for the entire economy. There is substantial evidence that these effects are quite powerful and yet the forecasts of the benefits to be gained greatly downplay their impact.

                                                   [PILLAR LOGO OMITTED]
                                                       JUNE 30, 1997

     Despite all these positive signs, this is by no means a time for complacency. Valuation levels for the stock market are in virtually uncharted territory, as the environment for the U.S. equity investor has rarely been more favorable. But we should not lose sight of two elements. First, competition in the marketplace remains ferocious. Any misstep by a corporate management can be devastating. The need to carefully deploy resources only where advantage can be gained is vital. In many cases, size has become a competitive advantage so it should be no surprise that the recent relative investment performance of large capitalization companies has been superior. Second, the greatest rewards will rebound to those companies who can sustain superior revenue growth. Whether it's because of the markets they serve or some exploitable advantage, growth in revenues is truly going to separate the men from the boys. For the overwhelming evidence at this point is that unit growth, which is what is needed when prices can't be raised, is a scarce commodity.

     Our investment strategy remains directed toward sectors and companies that can support superior revenue growth. This fixation continues to guide us toward technology, health care, financial services and global consumer products as the major building blocks of our portfolios -- technology because of its pivotal role in corporate productivity worldwide, health care and financial services because of domestic and international demographic trends in place and global consumer products because of the opportunities created by emerging markets. These themes should serve our shareholders well in the months and years ahead.


Sincerely,

[Sig Omiited]                        [Sig Omiited]

David G. Lee                         Hilton M. Jervey, CFA
President and CEO                    Senior Vice President
The Pillar Funds                     Chief Investment Officer
                                     Summit Bank

Statement of Net Assets

U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--97.0%
   U.S. Treasury Bills (A)
     4.440%, 07/10/97                  $20,000        $ 19,978
     4.660%, 07/17/97                   90,000          89,815
     4.900%, 07/24/97                   58,000          57,820
     4.770%, 07/31/97                    5,000           4,980
     4.800%, 08/07/97                   85,000          84,585
     4.840%, 08/14/97                   50,000          49,703
     4.970%, 08/21/97                   60,000          59,582
     4.820%, 08/28/97                   60,000          59,531
     4.870%, 09/04/97                   20,000          19,824
     4.950%, 09/18/97                   55,000          54,396
   U.S. Treasury Note
     5.625%, 08/31/97                   30,000          30,004
                                                      --------
Total U.S. Treasury Obligations
   (Cost $530,218)                                     530,218
                                                      --------

CASH EQUIVALENT--3.3%
   SEI Liquid Asset Trust --
     Treasury Portfolio                 17,931          17,931
                                                      --------
Total Cash Equivalent
   (Cost $17,931)                                       17,931
                                                      --------
Total Investments--100.3%
   (Cost $548,149)                                     548,149
                                                      --------
OTHER ASSETS AND LIABILITIES--(0.3%)
   Other Assets and Liabilities, Net                    (1,474)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 543,114,116 outstanding shares
     of beneficial interest                            543,114
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 3,294,017 outstanding shares
     of beneficial interest                              3,294
   Undistributed net investment
     income                                                 17
   Accumulated net realized gain
     on investments                                        250
                                                      --------
Total Net Assets--100.0%                              $546,675
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $   1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class A                           $   1.00
                                                      ========
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.

PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER--54.6%
BANKING--16.9%
   Abbey National Bank
     5.720%, 10/30/97                  $ 5,000         $ 5,004
   Banc One Funding
     5.560%, 08/15/97                    8,000           7,944
   Bank of America
     5.520%, 09/05/97                    5,000           4,950
   Bankers Trust
     5.300%, 07/21/97                    5,000           4,985
     5.350%, 08/26/97                    5,000           4,958
   National City
     5.560%, 08/08/97                   10,000           9,941
   Norwest Financial
     5.550%, 07/28/97                   10,000           9,958
     5.550%, 09/05/97                    5,000           4,949
   Royal Bank of Canada
     5.620%, 07/31/97                    4,782           4,760
   Toronto Dominion
     5.500%, 07/11/97                   10,000           9,985
                                                      --------
                                                        67,434
                                                      --------
FINANCIAL SERVICES--28.2%
   American Express
     5.550%, 07/21/97                    5,000           4,985
     5.530%, 07/28/97                    5,000           4,979
   Centric Funding
     5.620%, 07/02/97                    5,000           4,999
     5.640%, 08/26/97                    5,000           4,956
   Ford Motor Credit
     5.600%, 07/02/97                    5,000           4,999
     5.530%, 07/24/97                    5,000           4,982
     5.540%, 08/18/97                    5,000           4,963
   General Electric Capital
     5.520%, 07/11/97                    5,000           4,992
     5.550%, 07/25/97                    5,000           4,982
     5.550%, 07/28/97                    5,000           4,979
   GTE Funding
     5.690%, 07/07/97                    5,000           4,995
     5.540%, 07/17/97                    5,000           4,988
     5.560%, 07/17/97                    5,000           4,988
   Merrill Lynch
     5.650%, 07/16/97                    5,000           4,988
     5.560%, 07/23/97                    5,000           4,983
     5.600%, 08/20/97                    5,000           4,961
   Pacificorp
     5.550%, 07/07/97                    8,000           7,993
   Safeco Credit
     5.530%, 08/11/97                    5,000           4,969
     5.630%, 08/19/97                    5,000           4,962
     5.610%, 09/02/97                    5,000           4,951
   USAA Capital
     5.550%, 07/14/97                   10,000           9,980
                                                      --------
                                                       112,574
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL--8.2%
   Colonial Pipeline
     5.600%, 08/06/97                  $ 8,000        $  7,955
     5.300%, 08/14/97                   10,000           9,935
   Hasbro
     5.600%, 08/27/97                   10,000           9,911
   PHH  Corporation
     5.560%, 08/18/97                    5,000           4,963
                                                      --------
                                                        32,764
                                                      --------
UTILITIES--1.3%
   Pacific Gas & Electric
     5.590%, 08/26/97                    5,010           4,967
                                                      --------
Total Commercial Paper
   (Cost $217,739)                                     217,739
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--18.0%
   Federal Farm Credit Bank
     5.500%, 09/02/97                    5,000           5,000
   Federal Home Loan Bank (A)
     5.410%, 07/02/97                   10,000           9,999
     5.540%, 08/14/97                    5,000           4,966
     5.790%, 01/21/98                    5,000           5,000
     5.875%, 01/30/98                    5,000           5,000
     5.805%, 02/13/98                    5,300           5,301
     5.710%, 02/19/98                    8,500           8,500
     5.670%, 03/05/98                    5,000           5,000
     6.125%, 05/22/98                    3,000           3,000
     6.085%, 06/12/98                    5,000           5,000
   Federal Home Loan Mortgage (A)
     5.530%, 07/15/97                    5,000           4,989
     5.440%, 08/13/97                   10,000           9,935
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $71,690)                                       71,690
                                                      --------
CORPORATE OBLIGATIONS--2.5%
   Ford Motor Credit
     6.250%, 02/26/98                    5,000           5,005
   PNC Bank
     5.900%, 10/15/97                    5,000           5,004
                                                      --------
Total Corporate Obligations
   (Cost $10,009)                                       10,009
                                                      --------
CERTIFICATES OF DEPOSIT--7.5%
   Bank of New York
     5.375%, 10/10/97                   10,000           9,983
   Banker's Trust
     6.240%, 04/02/98                    5,000           5,003

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Morgan Guaranty
     5.850%, 03/16/98                  $ 5,000        $  4,993
   Royal Bank of Canada
     5.500%, 08/06/97                   10,000          10,001
                                                      --------
Total Certificates of Deposit
   (Cost $29,980)                                       29,980
                                                      --------
REPURCHASE AGREEMENTS--17.5%
   Barclays
     5.88%, dated 06/30/97, matures
     07/01/97, repurchase price
     $36,995,335 (collateralized by
     U.S. Treasury Securities, par
     value $32,184,000, maturity
     dates ranging from 08/15/98
     to 05/15/17, market value
     $37,729,435) (B)                   36,989          36,989
   J.P. Morgan
     5.88%, dated 06/30/97, matures
     07/01/97, repurchase price
     $17,466,855 (collateralized by
     U.S. Treasury Note, par value
     $17,496,000, 5.875%, matures
     02/28/99, market value
     $17,813,533) (B)                   17,464          17,464
   Lehman Brothers
     5.88%, dated 06/30/97, matures
     07/01/97, repurchase price
     $15,569,880 (collateralized by
     U.S. Treasury Note, par value
     $15,890,000, 6.00%, matures
     06/30/99, market value
     $15,880,149) (B)                   15,567          15,567
                                                      --------
Total Repurchase Agreements
   (Cost $70,020)                                       70,020
                                                      --------
Total Investments--100.1%
   (Cost $399,438)                                     399,438
                                                      --------
OTHER ASSETS AND LIABILITIES--(0.1%)
   Other Assets and Liabilities, Net                       (39)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value)
     based on 384,534,756 outstanding
     shares of beneficial interest                     384,535
   Portfolio Shares of Class A (unlimited
     authorization -- no par value)
     based on 14,520,656 outstanding
     shares of beneficial interest                      14,521

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Undistributed net investment
     income                                           $      3
   Accumulated net realized loss
     on investments                                        (19)
                                                      --------
Total Net Assets--100.0%                              $399,040
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $   1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class A                           $   1.00
                                                      ========
(A) GOVERNMENT AGENCY DISCOUNT NOTE -- THE RATE REFLECTED ON THE STATEMENT
    OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.8%
ALASKA--0.5%
   Anchorage, Series A (GO)
     (AMBAC) (A)
     3.800%, 08/01/97                   $  390             390
                                                      --------
ARIZONA--3.2%
   Avondale, Industrial Development
     (RB) (B)
     4.150%, 07/02/97                    1,500           1,500
   Tempe, High School District 213
     (GO) (FGIC)
     4.200%, 07/01/97                      825             825
                                                      --------
                                                         2,325
                                                      --------
FLORIDA--4.2%
   Alachua County, Refunding
     Bonds (A) (B) (C)
     3.700%, 07/01/97                      700             700
   State, Housing Finance Authority,
     Hampton Project (RB) (A) (B) (C)
     4.300%, 08/06/97                    1,900           1,900
   Orange County, Housing Finance
     Authority, Windscape Project
     (RB) (A) (B) (C)
     4.350%, 07/02/97                      400             400
                                                      --------
                                                         3,000
                                                      --------
GEORGIA--2.8%
   Marietta, Housing Authority,
     Bells Ferry (A) (C)
     3.550%, 01/15/98                    2,000           2,000
                                                      --------


--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS--4.7%
   State, Development Finance Authority,
     Illinois Power Project,
     Series B (A) (B) (C)
     4.150%, 07/02/97                   $2,000        $  2,000
   State, Health Facilities Authority,
     Sisters Hospital Service,
     Series E (MBIA) (A) (B) (C)
     4.150%, 07/02/97                    1,400           1,400
                                                      --------
                                                         3,400
                                                      --------
IOWA--0.6%
   Polk County, Hospital Equipment
     Improvement Authority
     (MBIA) (B) (C)
     4.150%, 07/02/97                      400             400
                                                      --------
KENTUCKY--2.1%
   State, Rural Water Public Projects
     4.375%, 04/01/98                    1,500           1,507
                                                      --------
LOUISIANA--15.7%
   New Orleans, Aviation Board,
     Series A (RB) (MBIA) (A) (B) (C)
     4.150%, 07/02/97                    2,900           2,900
   New Orleans, Aviation Board,
     Series B (RB) (MBIA) (A) (B) (C)
     4.150%, 07/02/97                    3,900           3,900
   New Orleans, Aviation Board,
     Series C (GO) (MBIA)
     (A) (B) (C)
     4.150%, 07/02/97                    1,500           1,500
   State, Public Facilities Authority,
     Hospital Revenue (AMBAC)
     (A) (B) (C)
     4.150%, 07/02/97                    1,000           1,000
   State, Public Facilities Authority,
     Willis-Knighton Medical Center
     (AMBAC) (B) (C)
     4.150%, 07/02/97                    2,000           2,000
                                                      --------
                                                        11,300
                                                      --------
MARYLAND--8.5%
   Anne Arundel (CP)
     3.700%, 09/09/97                    1,500           1,500
   Baltimore County (CP)
     3.650%, 10/01/97                    2,000           2,000
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project (A) (B)
     3.750%, 12/01/97                    1,600           1,600

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Draper Lane
     Apartments (RB) (FGIC) (B)
     4.200%, 07/02/97                   $1,000        $  1,000
                                                      --------
                                                         6,100
                                                      --------
MICHIGAN--2.5%
   State, Hospital Financing Authority
     (A) (B) (C)
     4.300%, 07/02/97                    1,800           1,800
                                                      --------
MINNESOTA--1.9%
   New Brighton, Industrial
     Development Authority,
     Unicare Nursing Homes
     Project (A) (B) (C)
     4.450%, 07/02/97                    1,400           1,400
                                                      --------
MISSOURI--3.6%
   Osage Beach, Industrial Development
     Authority (A) (B) (C)
     3.700%, 07/01/97                      275             275
   Riverport Associates, (A) (B) (C)
     4.350%, 07/02/97                      400             400
   Saint Charles County, Industrial
     Development Authority, Cedar
     Ridge Apartments (A) (B) (C)
     4.300%, 07/02/97                      675             675
   Springfield, Industrial Development
     Authority,  Pebblecreek Apartments
     (A) (B) (C)
     4.200%, 07/02/97                    1,200           1,200
                                                      --------
                                                         2,550
                                                      --------
NEW JERSEY--19.5%
   Bayonne (GO)
     4.250%, 07/10/97                    1,500           1,500
     3.900%, 09/12/97                    1,200           1,201
   Fort Lee, Anticipation Note
     4.200%, 02/02/98                    1,500           1,503
   Madison Boro, Anticipation Note
     3.830%, 03/20/98                    1,525           1,525
   Middlesex County (GO)
     3.900%, 07/15/97                      500             500
   Morris County (GO)
     3.970%, 08/07/97                      500             500
   New Brunswick, Anticipation Note
     4.000%, 12/09/97                    1,000           1,001
   New Providence,  Anticipation Note
     4.500%, 09/19/97                      600             601
   Northvale, Anticipation Note
     3.990%, 06/09/98                    1,000           1,001
   Park Ridge, Anticipation Note
     3.660%, 08/05/97                    2,600           2,600


--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Princeton, Anticipation Note
     3.850%, 12/12/97                   $  300        $    300
   State, Economic Development
     Authority, Peddie School
     Project (A) (B) (C)
     4.050%, 07/03/97                    1,350           1,350
   State, Education Facilities Authority,
     Series B (AMBAC) (RB)
     4.000%, 03/01/98                      270             271
   Summit, Anticipation Note
     3.820%, 12/05/97                      150             150
                                                      --------
                                                        14,003
                                                      --------
NORTH CAROLINA--4.0%
   State, Educational Facilities Authority,
     Guilford College Project (RB) (B)
     4.150%, 07/01/97                    1,400           1,400
   Wake County, Carolina Power &
     Light Company (A) (B) (C)
     4.150%, 07/02/97                    1,100           1,100
   Winston Salem, Risk Acceptance
     Management Corporation
     (A) (B) (C)
     4.200%, 07/02/97                      365             365
                                                      --------
                                                         2,865
                                                      --------
PENNSYLVANIA--2.8%
   Delaware County (CP)
     3.700%, 08/14/97                    2,000           2,000
                                                      --------
TENNESSEE--5.6%
   Morristown, Industrial Development
     Board, Williamhouse Regency (B)
     4.350%, 07/02/97                    2,000           2,000
   Nashville & Davidson Counties,
     Old Hickory Towers, Series A
     Project (A) (B) (C)
     4.350%, 07/02/97                    2,000           2,000
                                                      --------
                                                         4,000
                                                      --------
TEXAS--11.0%
   Hunt County, Industrial
     Development Authority,
     Trico Industries (A) (B) (C)
     4.100%, 07/01/97                    2,700           2,700
   State (TAN)
     4.750%, 08/29/97                    5,150           5,160
                                                      --------
                                                         7,860
                                                      --------
VIRGINIA--5.6%
   Harrisonburg, Multi-Family Housing
     Authority, Rolling Brook Village
     Apartments, Series A (RB) (A) (C)
     2.800%, 02/01/98                    3,000           3,000

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   Richmond, Capital Region Authority,
     International Airport, Series B
     (AMBAC) (A) (B) (C)
     4.050%, 07/02/97                   $1,000        $  1,000
                                                      --------
                                                         4,000
                                                      --------
Total Municipal Bonds
   (Cost $70,900)                                       70,900
                                                      --------

CASH EQUIVALENT--0.6%
   Goldman Sachs Tax-Free
     Money Market                          406             406
                                                      --------
Total Cash Equivalent
   (Cost $406)                                             406
                                                      --------
Total Investments--99.4%
   (Cost $71,306)                                       71,306
                                                      --------
OTHER ASSETS AND LIABILITIES--0.6%
   Other Assets and Liabilities, Net                       470
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 67,433,484 outstanding shares
     of beneficial interest                             67,433
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 4,349,553 outstanding shares
     of beneficial interest                              4,350
   Accumulated net realized loss
     on investments                                         (7)
                                                      --------
Total Net Assets--100.0%                              $ 71,776
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $   1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class A                           $   1.00
                                                      ========
(A) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.
(B) FLOATING RATE INSTRUMENT WITH DEMAND FEATURES. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR DEMAND DATE.
(C) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
CP--COMMERCIAL PAPER
GO--GENERAL OBLIGATION
RB--REVENUE BOND
TAN--TAX ANTICIPATION NOTE
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE



U.S. TREASURY SECURITIES PLUS MONEY
MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--49.0%
   U.S. Treasury Bill
     4.995%, 08/21/97                  $10,000        $  9,929
   U.S. Treasury Notes
     5.625%, 08/31/97                   10,000          10,002
     5.625%, 10/31/97                   15,000          15,010
                                                      --------
Total U.S. Treasury Obligations
   (Cost $34,941)                                       34,941
                                                      --------
REPURCHASE AGREEMENTS--51.0%
   Barclays
     5.89%, dated 06/30/97, matures
     07/01/97, repurchase price
     $15,366,705 (collateralized by
     U.S. Treasury Bond, par value
     $12,894,000, 8.75%, matures
     05/15/17, market value
     $15,672,238) (A)                   15,364          15,364
   J.P. Morgan
     5.89%, dated 06/30/97, matures
     07/01/97, repurchase price
     $2,033,493 (collateralized by
     U.S. Treasury Note, par value
     $2,037,000, 5.875%, maturing
     02/28/99, market value
     $2,073,969) (A)                     2,033           2,033
   Lehman Brothers
     5.89%, dated 06/30/97, matures
     07/01/97, repurchase price
     $17,937,394 (collateralized by
     U.S. Treasury Notes, par value
     $17,989,000, maturity dates
     ranging from 06/30/99 to
     01/15/00, market value
     $18,288,530) (A)                   17,935          17,935
   Morgan Stanley
     5.89%, dated 06/30/97, matures
     07/01/97, repurchase price
     $1,001,956 (collateralized by
     U.S. Treasury Note, par value
     $985,000, 6.625%, matures
     07/31/01, market value
     $1,023,321) (A)                     1,002           1,002
                                                      --------
Total Repurchase Agreements
   (Cost $36,334)                                       36,334
                                                      --------
Total Investments--100.0%
   (Cost $71,275)                                       71,275
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 71,294,798 outstanding shares
     of beneficial interest                           $ 71,295
   Accumulated net realized loss
     on investments                                        (20)
                                                      --------
Total Net Assets--100.0%                              $ 71,275
                                                      --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                          $   1.00
                                                      ========
(A) TRI PARTY REPURCHASE AGREEMENT.


SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--89.8%
   U.S. Treasury Bills (A)
     4.400%, 07/03/97                   $4,000           3,999
     5.290%, 07/24/97                    3,000           2,990
     5.520%, 08/21/97                    1,000             993
     5.529%, 09/18/97                    5,500           5,438
     5.133%, 11/13/97                    2,000           1,961
     5.160%, 12/11/97                    1,000             977
     5.283%, 01/08/98                    2,000           1,945
     5.195%, 02/05/98                    1,000             968
     5.380%, 03/05/98                    1,000             964
     5.610%, 04/02/98                    4,000           3,838
     5.319%, 06/25/98                    3,000           2,839
                                                      --------
Total U.S. Treasury Obligations
   (Cost $26,899)                                       26,912
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--5.0%
   Federal Farm Credit
     5.550%, 07/01/97                    1,000           1,000
   Federal Home Loan Bank (MTN)
     5.970%, 03/11/98                      500             500
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $1,500)                                         1,500
                                                      --------
CORPORATE BONDS--2.5%
   Chrysler Financial (MTN)
     7.050%, 04/29/98                      500             504
   Wal-Mart Stores
     5.500%, 03/01/98                      250             249
                                                      --------
Total Corporate Bonds
   (Cost $752)                                             753
                                                      --------


--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS--3.0%
   SEI Liquid Asset Trust--
     Government Portfolio                 $753        $    753
   SEI Liquid Asset Trust--
     Treasury Portfolio                    163             163
                                                      --------
Total Cash Equivalents
   (Cost $916)                                             916
                                                      --------
Total Investments--100.3%
   (Cost $30,067)                                       30,081
                                                      --------
OTHER ASSETS AND LIABILITIES--(0.3%)
   Other Assets and Liabilities, Net                      (102)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 2,902,120 outstanding shares
     of beneficial interest                             29,087
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 94,097 outstanding shares
     of beneficial interest                                945
   Distributions in excess of net
     investment income                                      (4)
   Accumulated net realized loss
     on investments                                        (62)
   Net unrealized appreciation
     on investments                                         13
                                                      --------
Total Net Assets--100.0%                              $ 29,979
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $  10.00
                                                      ========
Net Asset Value and Redemption
   Price Per Share--Class A                           $  10.02
                                                      ========
Maximum Offering
   Price Per Share--Class A
   ($10.02 / 99%)                                     $  10.12
                                                      ========
MTN--MEDIUM TERM NOTE
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.

Statement of Net Assets

FIXED INCOME FUND
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--36.9%
   Federal Farm Credit Bank
     8.650%, 10/01/99                   $2,500          $2,625
     6.560%, 12/23/99                       60              60
     5.960%, 08/03/00                      500             490
     6.920%, 09/09/03                    1,000           1,012
   Federal Home Loan Bank
     8.450%, 07/26/99                      500             521
     8.375%, 10/25/99                      500             523
     7.980%, 12/07/99                      900             935
     6.900%, 04/28/00                    5,000           5,008
     6.674%, 10/30/00                      500             497
     7.780%, 10/19/01                    2,000           2,091
     6.620%, 06/25/02                    5,000           4,977
     7.010%, 07/15/02                    2,500           2,506
     6.380%, 04/29/03                    1,000             974
     7.000%, 10/25/05                      500             491
     7.000%, 03/06/06                    1,000             989
     7.230%, 12/18/06                      500             497
     7.500%, 10/25/10                      500             493
     7.250%, 12/15/10                       25              24
     7.175%, 01/24/11                      250             250
   Federal Home Loan Mortgage Corporation
     6.090%, 03/01/00                      500             494
     5.875%, 03/22/00                    1,000             989
     7.050%, 07/09/01                      700             703
     6.970%, 09/05/01                    1,300           1,309
     7.125%, 09/24/03                    1,000           1,004
     7.040%, 10/22/03                      750             750
     6.375%, 12/23/03                    1,000             972
     7.030%, 04/05/04                    1,000             997
     7.970%, 07/07/04                    1,065           1,065
     6.540%, 01/11/06                      500             485
     6.250%, 02/01/06                      500             478
     6.130%, 02/27/06                    1,600           1,531
     6.785%, 03/01/06                      500             490
     7.270%, 04/07/06                      200             199
     7.550%, 08/23/06                    1,000           1,008
     7.585%, 09/19/06                    1,000           1,026
     7.340%, 11/03/06                    2,000           2,000
   Federal National Mortgage Association
     8.200%, 03/10/98                      500             508
     5.320%, 07/01/98                      500             498
     4.875%, 10/15/98                      500             494
     7.050%, 12/10/98                    1,000           1,014
     8.700%, 06/10/99                    1,000           1,045
     8.350%, 11/10/99                      500             523
     8.250%, 12/18/00                      500             528
     6.150%, 12/14/01                      500             491
     7.500%, 02/11/02                    1,300           1,348
     7.000%, 08/12/02                    2,400           2,401
     6.950%, 09/10/02                    1,090           1,089
     6.800%, 01/10/03                    1,500           1,517
     6.625%, 04/10/03                    1,000             986
     6.450%, 06/10/03                    4,750           4,641
     6.200%, 07/10/03                    3,000           2,911

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
     6.250%, 08/12/03                  $ 2,960         $ 2,870
     5.930%, 09/26/03                    1,750           1,669
     6.200%, 11/12/03                    1,000             966
     6.400%, 01/13/04                    3,000           2,911
     6.900%, 03/10/04                    1,000             981
     7.700%, 08/10/04                      500             504
     7.500%, 08/25/05                      500             504
     6.850%, 09/12/05                    1,000             988
     6.710%, 02/13/06                      500             489
     7.560%, 06/12/06                      900             924
     7.760%, 08/02/06                    2,000           2,031
     7.500%, 08/11/06                    2,500           2,505
     7.520%, 08/23/06                      500             505
     7.060%, 11/29/06                    3,250           3,206
     7.000%, 02/18/11                      300             289
   Federal National Mortgage
     Association (MTN)
     7.000%, 05/08/00                    5,000           5,013
     6.850%, 05/08/02                    5,000           5,015
     6.420%, 02/25/04                    1,100           1,068
     6.490%, 01/19/06                    1,000             969
   Tennessee Valley Authority
     6.375%, 06/15/05                    2,000           1,952
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $95,719)                                       95,816
                                                      --------
U.S. TREASURY OBLIGATIONS--22.8%
   U.S. Treasury Notes
     7.250%, 02/15/98                   10,000          10,091
     9.000%, 05/15/98                    1,000           1,027
     5.500%, 02/28/99                    5,000           4,958
     7.875%, 11/15/99                    1,000           1,037
     6.375%, 01/15/00                    4,000           4,020
     6.375%, 05/15/00                    5,000           5,016
     6.125%, 09/30/00                    1,000             995
     6.375%, 08/15/02                   26,075          26,061
     6.250%, 02/15/03                    1,500           1,488
     5.750%, 08/15/03                    1,500           1,448
     5.875%, 02/15/04                    3,000           2,908
                                                      --------
Total U.S. Treasury Obligations
   (Cost $59,635)                                       59,049
                                                      --------
CORPORATE BONDS--14.7%
BANKING--0.9%
   Bank of Delaware
     5.415%, 02/12/99                    1,000             986
   Mellon Bank
     7.000%, 03/15/06                      450             445
   Morgan Guaranty
     7.375%, 02/01/02                      500             512
   Norwest Financial
     7.750%, 08/15/01                      400             416
                                                      --------
                                                         2,359
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--3.5%
   Associates of North America
     7.500%, 05/15/99                   $  500         $   510
     6.000%, 06/15/00                    1,500           1,476
   Ford Capital BV
     9.125%, 05/01/98                    1,000           1,026
   Ford Motor Credit
     6.375%, 10/06/00                    1,000             992
     6.250%, 11/08/00                    1,000             987
     6.750%, 05/15/05                    1,000             977
   General Electric Capital
     5.500%, 11/01/01                    1,000             952
   General Electric Capital (MTN)
     6.875%, 04/15/00                    1,000           1,009
   General Motors Capital
     7.100%, 03/15/06                      150             151
   Morgan Stanley
     6.375%, 12/15/03                    1,000             972
                                                      --------
                                                         9,052
                                                      --------
INDUSTRIAL--7.2%
   Anheuser Busch
     6.750%, 06/01/05                    1,000             987
   Boeing
     6.350%, 06/15/03                    2,000           1,952
   E.I. DuPont de Nemours
     6.000%, 12/01/01                    2,000           1,940
     6.750%, 10/15/02                    1,000             997
   Eli Lilly
     6.250%, 03/15/03                    2,000           1,957
   Exxon Capital
     6.500%, 07/15/99                    1,500           1,508
   Gannett
     5.850%, 05/01/00                    1,000             984
   H.J. Heinz
     6.875%, 01/15/03                    1,000           1,004
   Pitney Bowes Credit
     Corporation (MTN)
     6.780%, 07/16/01                      500             501
   Sears Roebuck
     6.690%, 04/30/01                    3,000           2,989
   Sears Roebuck (MTN)
     6.630%, 08/11/03                    1,000             983
   SmithKline Beecham (MTN)
     6.625%, 10/01/05                    2,000           1,945
   Wal-Mart Stores
     6.125%, 10/01/99                    1,000             995
                                                      --------
                                                        18,742
                                                      --------
UTILITIES--3.1%
   AT&T
     7.500%, 06/01/06                    1,000           1,032

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Bell Telephone of Pennsylvania
     6.125%, 03/15/03                   $  200         $   194
   Consolidated Edison (MTN)
     6.250%, 04/01/98                      600             600
   Duke Power
     7.000%, 09/01/05                    1,300           1,282
   Emerson Electric
     6.300%, 11/01/05                      500             481
   New England Telephone and Telegraph
     8.625%, 08/01/01                      500             533
   New York Telephone
     6.250%, 02/15/04                    1,000             964
   U.S. West Communications
     6.125%, 11/15/05                    2,000           1,897
   Union Pacific
     6.125%, 01/15/04                    1,000             942
                                                      --------
                                                         7,925
                                                      --------
Total Corporate Bonds
   (Cost $38,230)                                       38,078
                                                      --------

MUNICIPAL BONDS--16.8%
   Alabama State, Housing Finance
     Authority (RB)
     7.625%, 08/01/10                      855             883
   Arkansas State, Development
     Finance Authority (RB)
     9.750%, 11/15/05                      669             745
   Baltimore, Maryland, Baltimore City
     Parking, Series B (RB) (FGIC)
     7.950%, 07/01/03                      510             535
   Buffalo, New York State, Pens System,
     Series D (GO) (FGIC)
     8.500%, 08/15/03                      360             389
   Camden County, New Jersey
     Improvement Authority,
     Series A (RB)
     7.200%, 01/01/04                    2,200           2,217
   Collier County, Florida County
     Water and Sewer Authority,
     Series A (RB) (FGIC)
     6.300%, 07/01/04                      450             434
     6.750%, 07/01/08                      790             757
   Colorado State, Housing Finance
     Authority, Single Family Program
     Series A (RB)
     6.625%, 12/01/08                      580             543
   Colorado State, Housing Finance
     Authority, Single Family Program
     Series B-1 (RB)
     10.400%, 08/01/03                     185             191

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Housing Finance
     Agency, Taxable Single Family
     Mortgage A (RB)
     7.500%, 07/01/14                   $1,000        $  1,021
   Fort Myers, Florida Taxable
     Imports Authority, Series B
     (RB) (AMBAC)
     8.250%, 12/01/01                      240             254
     8.450%, 12/01/03                      645             692
   Fresno, California Pension
     Obligation (RB)
     7.230%, 06/01/05                    1,635           1,653
   Gillette, Wyoming FMHA
     Community Program (SOB)
     10.250%, 01/01/11                   1,095           1,226
   Houston, Texas Airport Systems
     (RB) (FGIC)
     6.100%, 07/01/01                    1,260           1,232
   Lower Paxton Township,
     Pennsylvania Sewer Authority,
     Series B (RB) (FGIC)
     6.700%, 07/01/98                      205             206
   Massachusetts State, Housing
     Finance Authority, Series A (RB)
     Pre-Refunded  @ 102 (A)
     9.900%, 08/01/08                      310             317
   Metropolitan Washington D.C.
     & Virginia Airport Authority
     (RB) (MBIA)
     6.900%, 10/01/08                    1,980           1,938
   Michigan State, Higher Education
     Student Loan Authority,
     Series XV-C (RB)
     7.250%, 09/01/02                      775             770
   Minneapolis and St. Paul, Minnesota,
     Metropolitan Airports Authority,
     Series 9 (GO)
     8.600%, 01/01/10                      900             970
     8.950%, 01/01/22                    1,000           1,088
   Missouri State, Economic
     Development & Infrastructure
     Board Health Services, Series A
     (RB) (MBIA)
     8.400%, 06/01/04                    1,350           1,455
   Monrovia, California Redevelopment
     Agency (AMBAC)
     8.100%, 05/01/01                      650             677
   New Hampshire State, Taxable-Pease
     Development Authority (GO)
     7.050%, 07/01/06                      410             409


--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Hampsire State, Business
     Finance Authority, Series A (RB)
     8.600%, 11/01/12                   $2,165          $2,335
   New Jersey State (COP)
     8.000%, 12/15/02                    1,035           1,075
   New Jersey State, Economic
     Development Authority (RB)
     7.800%, 03/15/07                    1,645           1,705
   New Jersey State, Housing
     and Mortgage Rental Finance
     Agency, Series D (RB)
     8.800%, 11/01/07                      590             614
   New York State, Mortgage
     Agency, Series 15 (RB)
     7.375%, 10/01/12                    2,095           2,074
   North Carolina State
     University, NC Raleigh
     (RB) (MBIA)
     7.700%, 12/15/07                    1,175           1,218
   Oklahoma City, Oklahoma Airport
     Trust, Senior Lien, Series 15 (RB)
     9.500%, 01/01/06                      350             367
   Oklahoma City, Oklahoma Airport
     Trust, Senior Lien, Series 16 (RB)
     9.875%, 07/01/12                      765             806
   Oklahoma City, Oklahoma Airport
     Trust, Senior Lien, Series 17 (RB)
     8.300%, 10/01/12                    2,015           2,101
   Oklahoma City, Oklahoma Airport
     Trust, Junior Lien, Series 21
     (RB) (MBIA)
     6.750%, 07/01/05                    1,010             991
   Oklahoma State, Single Family
     Housing Finance Agency
     (RB) (MBIA)
     8.700%, 09/01/13                    1,205           1,277
   Oklahoma, Single Family Housing
     Finance Agency, Series A
     (RB) (AMBAC)
     7.300%, 12/01/14                    1,205           1,178
   Palm Beach County, Florida State
     Airport Systems Revenue
     (RB) (MBIA)
     9.500%, 10/01/10                    1,375           1,476
   Secaucus, New Jersey, Municipal
     Utilities Authority (RB)
     8.500%, 12/01/06                      600             649
   Texas State, Public Finance
     Authority (RB)
     9.000%, 12/01/06                      585             635

                                                   [PILLAR LOGO OMITTED]
                                                JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Utah State, Single Family Mortgage
     Housing Finance Agency,
     Series A-1
     9.550%, 07/01/05                   $  405         $   417
   Vero Beach, Florida, Water
     and Sewer Authority,
     Series A (RB) (FGIC)
     6.400%, 12/01/08                    1,885           1,781
   Virginia State, Housing
     Development Authority,
     Multi-Family, Series G (RB)
     6.500%, 11/01/07                      740             703
   Wisconsin, Housing and Economic
     Development Authority,
     Series B (RB)
     7.400%, 01/01/17                    1,705           1,684
                                                      --------
Total Municipal Bonds
   (Cost $43,532)                                       43,688
                                                      --------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS--4.3%
   Federal Home Loan Mortgage
      7.500%, 10/15/01                     973             973
      6.500%, 06/15/04                     500             502
      9.500%, 10/01/04                     124             130
      9.500%, 07/01/06                      66              70
      8.000%, 06/01/07                     205             210
      9.000%, 08/01/08                     116             120
     10.000%, 02/01/09                      65              71
      9.250%, 05/01/09                     459             487
      9.500%, 08/01/09                      42              45
      8.750%, 09/01/09                      57              60
     10.000%, 04/01/10                      34              37
      8.750%, 09/01/10                     208             218
      9.500%, 09/01/10                     151             162
      9.750%, 11/01/10                     147             158
     10.250%, 11/01/10                      17              19
      9.500%, 03/01/11                      50              54
      9.500%, 04/01/11                     110             118
     10.000%, 05/01/11                     197             213
     10.000%, 12/01/13                      56              61
      8.750%, 07/01/15                      34              36
      7.500%, 07/15/15                     750             757
      9.250%, 08/01/15                     253             269
      9.000%, 10/01/15                     104             110
      6.500%, 04/15/16                     588             568
      9.500%, 09/01/16                      29              31
      9.000%, 10/01/16                      59              62
      9.500%, 11/01/16                      62              67


--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
      8.500%, 07/01/17                   $  62        $     64
      9.000%, 10/01/19                     235             249
      7.500%, 12/15/19                     131             131
      7.000%, 05/15/20                   1,000             995
                                                      --------
   Federal National Mortgage Association
      8.000%, 06/25/04                     500             513
      7.000%, 05/25/05                     353             356
      6.950%, 05/25/06                   1,157           1,151
      8.000%, 03/01/07                     166             170
      7.000%, 04/01/07                     145             142
      9.000%, 03/01/09                      72              76
      8.500%, 08/01/17                      86              89
      6.700%, 09/25/18                     910             905
      8.000%, 01/25/19                     450             460
                                                      --------
   Government National Mortgage Association
     9.000%, 03/15/08                       46              49
     9.000%, 11/15/08                      161             171
     9.500%, 10/15/20                      101             109
                                                      --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $11,084)                                       11,238
                                                      --------
NON-AGENCY MORTGAGE-BACKED
   OBLIGATION--0.4%
   Discover Card Master Trust
     6.200%, 11/15/03                    1,000             974
                                                      --------
Total Non-Agency Mortgage-
   Backed Obligation
   (Cost $973)                                             974
                                                      --------
CASH EQUIVALENTS--2.9%
   Aim Short-Term Prime Obligation         895             895
   SEI Liquid Asset Trust--
     Government Portfolio                6,443           6,443
   SEI Liquid Asset Trust--
     Treasury Portfolio                     51              51
                                                      --------
Total Cash Equivalents
   (Cost $7,389)                                         7,389
                                                      --------
Total Investments--98.8%
   (Cost $256,562)                                     256,232
                                                      --------
OTHER ASSETS AND LIABILITIES--1.2%
   Other Assets and Liabilities, Net                     3,142
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 25,098,519 outstanding shares
     of beneficial interest                           $255,699
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 396,521 outstanding shares
     of beneficial interest                              4,566
   Portfolio Shares of Class B (unlimited
     authorization--no par value) based
     on 2,017 outstanding shares
     of beneficial interest                                 20
   Distributions in excess of net
     investment income                                      (3)
   Accumulated net realized loss
     on investments                                       (578)
   Net unrealized depreciation
     on investments                                       (330)
                                                      --------
Total Net Assets--100.0%                              $259,374
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $  10.17
                                                      ========
Net Asset Value and Redemption
   Price Per Share--Class A                           $  10.14
                                                      ========
Maximum Offering
   Price Per Share -- Class A
   ($10.14 / 95.75%)                                  $  10.59
                                                      ========
Net Asset Value and Offering
   Price Per Share--Class B (1)                       $  10.18
                                                      ========
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATIONS
MTN--MEDIUM TERM NOTE
RB--REVENUE BONDS
SOB--SPECIAL OBLIGATION BONDS
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
MBIA--MUNICIPAL BOND INSVESTORS ASSURANCE


NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------


MUNICIPAL BONDS--96.6%
CALIFORNIA--0.5%
   Stockton, Housing Facility Project,
     O'Connor Woods, Series A (RB)
     5.200%, 09/20/09                   $  790        $    788
                                                      --------
COLORADO--0.2%
   State, Housing Finance Authority,
     Single Family Program Project,
     Series-A3 (RB)
     6.500%, 11/01/23                      235             243
                                                      --------
FLORIDA--0.5%
   Dade County, Education Facilities
     Authority, University of Miami
     Project (RB) (MBIA)
     7.650%, 04/01/10                      500             547
   Florida Housing Finance Authority,
     Capital Appreciation, Single
     Family Mortgage (RB) (B)
     12.15%, 07/15/16                    1,165             137
                                                      --------
                                                           684
                                                      --------
GUAM--0.4%
   Guam Government,
     Water System (RB)
     6.850%, 07/01/99                      375             394
     6.950%, 07/01/00                      250             268
                                                      --------
                                                           662
                                                      --------
HAWAII--0.1%
   State, Housing Finance and
     Development (RB)
     6.750%, 07/01/20                      190             197
                                                      --------
ILLINOIS--0.1%
   State, Housing Development
     Authority, Residential
     Mortgage (RB)
     6.950%, 08/01/22                      185             193
                                                      --------
LOUISIANA--0.7%
   Louisiana Public Facilities,
     Student Loan (RB)
     6.600%, 03/01/03                    1,000           1,060
                                                      --------
MASSACHUSETTS--1.2%
   State, Housing Finance Agency,
     Residential Development
     Authority (RB)
     6.250%, 11/15/02                      430             448
   State, Housing Finance Agency
     Authority, Single Family Homes
     Project, Series 17 (AMT)
     7.000%, 12/01/23                      245             249

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Housing Finance Agency
     Authority, Single Family Home
     Project, Series 21 (AMT)
     6.500%, 12/01/10                     $ 95        $    100
   New England, Education Loan
     Marketing (RB)
     5.800%, 03/01/02                      890             927
                                                      --------
                                                         1,724
                                                      --------
MISSISSIPPI--0.3%
   State, Higher Education Authority,
     Series B (AMT)
     5.700%, 09/01/05                      420             430
                                                      --------
NEVADA--0.1%
   State, Housing Division Authority,
     Single Family Homes Project,
     Series B2 (AMT)
     5.650%, 10/01/24                      185             188
                                                      --------
NEW JERSEY--84.4%
   Atlantic County (GO) (MBIA)
     5.400%, 12/01/04                      200             208
     5.400%, 12/01/05                      400             412
   Atlantic County, Improvemant
     Authority, Convention Center
     Project (RB) (MBIA)
     7.375%, 07/01/10                      400             474
   Bayonne (GO) (AMBAC)
     6.200%, 07/15/01                      300             319
   Bayonne (GO) (FGIC)
     5.900%, 05/01/05                      150             160
   Bergen County, General
     Improvement Bonds (GO)
     5.250%, 08/15/00                      300             308
     4.700%, 07/15/02                      400             404
   Bergen County (GO)
     6.350%, 01/15/99                      250             258
     5.125%, 06/15/05                      250             258
   Bergen County, Utilities Authority,
     Series A (RB) (FGIC)
     6.100%, 06/15/04                      500             542
   Black Horse Pike, Regal School
     District (COP) (MBIA)
     7.150%, 06/15/98                      275             283
   Brick Township, Municipal Utilities
     Authority (RB) (FGIC)
     4.000%, 12/01/98                      300             300
   Bridgeton, (GO) (AMBAC)
     5.000%, 01/01/05                      300             301
   Bridgewater & Raritan (GO)
     6.125%, 05/01/05                      200             212
     6.125%, 05/01/06                      100             105

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Burlington County (GO)
     5.200%, 10/01/07                    $ 700          $  709
   Camden, Board of Education
     (GO) (FSA)
     5.000%, 10/01/05                      310             313
   Camden (GO) (AMBAC)
     7.750%, 08/01/99                      200             214
   Camden (GO) (FSA)
     4.300%, 10/01/00                      300             300
   Camden County (GO) (FGIC)
     5.000%, 02/01/04                      200             203
     5.000%, 02/01/08                      500             497
   Camden County (GO) (MBIA)
     5.000%, 06/01/99                      100             101
     5.600%, 06/01/03                      200             208
   Camden County, Municipal Utilities
     Authority (RB) (FGIC)
     7.500%, 12/01/99                      165             170
   Camden County, Municipal Utilities
     Authority, Pre-Refunded @102
     (RB) (FGIC) (A)
     7.500%, 12/01/97                      335             347
   Cape May County, Municipal
     Utilities Authority (RB) (AMBAC)
     5.000%, 08/01/03                      800             818
   Cape May County, Municipal Utilities
     Authority, Series B (RB) (FGIC)
     4.500%, 01/01/03                      800             796
   Cape May County (GO) (FGIC)
     6.950%, 10/15/97                      125             126
     6.950%, 10/15/98                      250             259
   Clifton (GO) (AMBAC)
     6.800%, 10/01/98                      250             251
   Clinton Township (GO)
     7.350%, 08/01/01                      300             330
   Cranford Township (GO)
     8.000%, 05/01/98                      150             155
   Cumberland County, Improvement
     Authority (RB)
     7.600%, 12/01/98                      330             335
   Delaware River, PA & NJ Port
     Authority (RB) (FGIC)
     5.450%, 01/01/12                      250             252
   Dover Township (GO) (AMBAC)
     6.000%, 10/15/03                      200             216
   Edgewater Borough (GO) (MBIA)
     5.100%, 09/15/00                      300             307
   Edison Township (AMBAC)
     4.800%, 01/01/05                      300             298

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Edison Township (GO)
     4.700%, 06/01/98                   $  250          $  252
     5.700%, 12/01/99                      100             104
     6.500%, 06/01/00                      500             529
     5.400%, 06/01/02                      250             259
   Edison Township (GO) (AMBAC)
     4.500%, 01/01/02                      500             496
   Elizabeth (GO)
     7.900%, 12/01/99                      240             261
   Elizabeth (GO) (FGIC)
     4.300%, 07/15/99                      100             100
     4.625%, 07/15/03                      200             200
   Elizabeth, Additional School
     Building Aid (GO)
     9.000%, 03/01/01                      150             172
   Elizabeth, School Board
     (GO) (MBIA)
     7.000%, 03/15/04                      250             282
   Essex County, Bond Series B (GO)
     6.800%, 12/15/97                      500             507
     6.850%, 12/15/98                      650             665
   Essex County, Improvement
     Authority (RB) (AMBAC)
     4.875%, 12/01/02                      300             304
     5.000%, 12/01/08                      250             247
   Essex County, Jail and
     Youth Housing (RB)
     6.500%, 12/01/06                      345             388
   Essex County, Orange
     School District (RB)
     5.550%, 12/01/04                      150             157
   Essex County, Pre-Refunded
     @ 101 (FSA) (A)
     6.300%, 12/01/01                      300             325
   Essex County, Pre-Refunded
     @ 101 (GO) (AMBAC) (A)
     6.050%, 02/01/99                      145             151
   Essex County, Property
     and Equipment (RB)
     5.850%, 12/01/03                      300             311
   Essex County, Series A
     (GO) (MBIA)
     4.600%, 10/01/03                      200             199
   Essex County, Utilities Authority,
     Solid Waste Revenue (RB) (FSA)
     5.000%, 04/01/04                      250             253
   Fair Lawn (GO)
     6.500%, 04/01/99                      200             208
   Fair Lawn, Water Revenue (RB)
     6.500%, 04/01/99                      200             208
   Fort Lee (GO)
     4.850%, 02/01/02                      250             253

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Franklin Township (GO)
     5.600%, 11/01/05                   $  400          $  418
   Freehold, School District
     Revenue (RB)
     9.875%, 12/01/97                      250             256
   Galloway Township
     (GO) (AMBAC)
     5.000%, 12/15/09                      350             346
   Gloucester County (GO)
     7.000%, 07/01/98                      250             258
     5.000%, 09/01/03                      500             501
   Gloucester County, General
     Improvement, Series A
     (GO) (AMBAC)
     4.500%, 01/01/03                      200             198
   Gloucester County, Improvement
     Authority, Landfill Project,
     Series A (RB)
     6.000%, 09/01/06                      300             315
   Gloucester County, Solid
     Waste Resourse Revenue (AMT)
     8.375%, 07/01/10                    1,175           1,195
   Gloucester County, Solid
     Waste Revenue (GO) (FGIC)
     7.100%, 10/15/97                      100             101
   Gloucester County, Solid
     Waste Revenue (RB)
     7.300%, 10/15/98                      600             612
   Gloucester County, Utilities
     Authority (RB)
     5.500%, 01/01/99                      140             143
   Gloucester County, Utilities
     Authority (RB)  (AMBAC)
     4.800%, 03/01/02                      300             303
   Hackensack (GO)
     6.100%, 06/01/05                      250             265
     6.100%, 06/01/07                      250             263
   Hackensack Meadowlands (RB)
     7.125%, 06/01/02                      500             530
   Hackettstown, Municipal Utilities
     Authority, Series F (RB) (FGIC)
     5.050%, 10/01/04                      500             507
   Harrington Park (RB)
     6.000%, 04/01/99                      100             103
   Hillsborough Township, Board of
     Education (COP) (FSA)
     5.500%, 12/15/99                      250             257
   Hillsborough Township,
     School District (GO)
     8.000%, 08/01/97                      440             441

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Hudson County (GO)
     6.250%, 11/01/97                   $  100          $  101
   Hudson County (GO) (FGIC)
     6.250%, 11/01/99                      200             209
   Hudson County, New Jersey
     College, Series C (GO)
     4.600%, 10/01/01                      180             181
   Hudson County, Utility
     Authority (RB)
     11.875%, 07/01/06                     285             362
   Hunterdon County (GO)
     7.650%, 11/01/97                      625             633
   Jersey City (GO)
     6.500%, 02/15/03                      370             402
     5.500%, 03/15/14                    1,000           1,007
   Jersey City, Redevelopment
     Authority, Dixon Mill
     Apartments (RB)
     6.100%, 05/01/12                       65              68
   Jersey City, Water Utility (RB)
     7.250%, 01/01/99                      400             417
   Lincoln Park (RB)
     7.000%, 07/15/03                      100             112
   Livingston Township,
     Board of Education
     6.375%, 11/01/99                      100             105
     6.375%, 11/01/00                      100             106
   Long Branch, Sewer Authority
     (RB) (FGIC)
     4.900%, 06/01/00                      300             304
     5.200%, 06/01/05                      500             511
     5.250%, 06/01/06                      200             204
   Madison (RB)
     7.125%, 08/01/98                      250             259
   Manchester Township
     (GO) (MBIA)
     7.750%, 10/01/98                      300             303
   Maple Shade Township
     (GO) (AMBAC)
     4.300%, 10/01/99                      200             201
   Marlboro Township (GO)
     8.300%, 10/01/97                      150             152
   Mercer County, Improvement
     Authority (RB) (MBIA)
     6.000%, 06/01/04                      250             264
   Mercer County, Improvement
     Authority (RB)
     4.250%, 12/01/00                      500             497
   Mercer County, Improvement
     Authority, Ewing Board of
     Education Project (RB) (MBIA)
     6.300%, 05/15/07                      250             274

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------

   Mercer County, Improvement
     Authority, Hamilton Board
     of Education Project (RB) (MBIA)
     5.500%, 06/01/01                   $  200          $  207
     4.900%, 12/15/05                      150             150
   Mercer County, Sewer Improvement
     Authority, Regional
     Sludge Project (FGIC)
     6.550%, 12/15/98                      500             517
   Middlesex County,
     Property Tax (GO)
     5.800%, 10/01/10                      500             520
   Middlesex County (GO)
     3.900%, 07/15/97                      200             200
     4.200%, 07/15/99                      150             150
     4.500%, 07/15/01                      500             503
   Middlesex, Utility Authority
     (RB) (FGIC)
     6.100%, 03/15/00                      200             208
   Middletown Township, Sewer
     Authority, Series A (RB) (FGIC)
     4.900%, 01/01/05                      800             800
   Monmouth County (GO)
     4.400%, 09/01/03                      200             197
   Monmouth County, Improvement
     Authority (RB) (MBIA)
     5.000%, 12/01/08                      250             251
     5.125%, 12/01/16                      500             477
   Monmouth County (RB)
     4.500%, 10/01/98                      500             502
     4.750%, 07/15/03                      200             201
   Monmouth County (RB) (MBIA)
     4.400%, 12/01/02                      250             249
   Monmouth County, Improvement
     Authority, Government Loan
     Project (RB) (MBIA)
     4.350%, 12/01/01                      500             499
   Monmouth County, Improvement
     Authority, Howell Township
     Education Project (RB)
     5.750%, 07/01/01                      540             566
   Monmouth County, Improvement
     Authority (RB) (FSA)
     5.450%, 07/15/13                      850             852
   Moorestown Township (GO)
     5.000%, 02/01/12                      150             144
     5.000%, 02/01/15                      150             142
   Moorestown Township
     (GO) (AMBAC)
     6.000%, 09/01/07                      300             319
   Morris Plains (GO)
     5.000%, 07/01/04                      200             199

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Morristown (GO) (FSA)
     5.500%, 08/01/01                   $  100          $  103
   Mount Laurel Township (GO)
     4.650%, 08/01/05                      500             489
   New Brunswick (GO) (FGIC)
     6.400%, 07/15/03                      400             427
   New Brunswick, Parking
     Authority (RB) (FGIC)
     4.300%, 09/01/99                      300             301
   Newark, Board of Education Bonds
     (GO) (MBIA)
     5.875%, 12/15/11                      370             387
   Newark (GO) (AMBAC)
     7.375%, 10/01/00                      250             271
   Newark, Housing Finance,
     Fairview and Lock Street
     Project (RB)
     6.150%, 02/01/13                      495             513
   Newark, Water Utility
     (GO) (MBIA)
     5.500%, 10/01/14                      475             478
   North Arlington, Public
     Improvements Authority (GO)
     7.000%, 05/15/98                      100             101
   North Bergen Township,
     (GO) (MBIA)
     4.400%, 08/01/01                      500             494
   North Bergen Township, Municipal
     Utilities Authority (RB) (FGIC)
     4.800%, 12/15/03                      300             301
   North Bergen Township, Utilities
     Authority (RB) (FGIC)
     4.700%, 12/15/02                      300             301
   North Bergen Township, Utilities
     Authority, Sewer Revenue
     (RB) (FGIC)
     7.625%, 12/15/19                      900             933
   North Jersey District, Water Supply
     Wanaque North Project,
     Series B (RB) (MBIA)
     5.600%, 11/15/98                      300             306
   North Jersey, District Water Supply,
     Wanaque South Project
     (RB) (MBIA)
     5.400%, 07/01/02                      300             311
     5.500%, 07/01/03                      200             209
   Ocean City (GO)
     6.750%, 07/12/99                      500             523
     8.700%, 05/15/00                      250             278

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Ocean County (GO)
     7.000%, 08/15/00                   $  100          $  107
     4.600%, 11/01/03                      500             498
     5.800%, 09/01/10                      500             521
   Ocean Township (GO) (MBIA)
     5.400%, 06/01/15                      250             249
   Parsippany Troy Hills Township (GO)
     4.500%, 02/01/01                      800             801
     4.600%, 02/01/02                      100             100
     4.700%, 12/01/03                      500             501
     4.700%, 12/01/04                      400             396
   Passaic County, Board of
     Education (GO)
     9.400%, 09/01/02                      150             182
   Passaic County, Cash Flow
     Management Project (GO)
     6.400%, 11/15/01                      300             321
   Passaic County (GO)
     4.700%, 09/01/03                      250             252
   Passaic County (GO) (FGIC)
     4.750%, 09/01/04                      500             499
     5.550%, 04/01/09                      250             258
   Passaic County (GO) (MBIA)
     4.350%, 05/01/03                      200             196
     4.450%, 05/01/04                      200             196
   Passaic County, Property Tax
     Authority (GO)
     7.100%, 09/01/97                      200             201
   Paterson (GO)
     6.350%, 02/15/03                      235             254
   Paterson, School Board (GO)
     7.400%, 08/01/00                      250             272
   Pequannock-Lincoln Park, Sewer
     Authority (RB) (MBIA)
     4.400%, 12/01/02                      500             498
   Perth Amboy (GO) (FSA)
     6.200%, 09/01/00                      300             316
     6.400%, 09/01/02                      300             327
   Piscataway Township, School District
     5.200%, 02/01/98                      250             252
   Point Pleasant (GO) (MBIA)
     5.450%, 12/01/00                      200             206
   Port Authority of New York &
     New Jersey (RB)
     5.300%, 08/01/03                      300             312
   Princeton (GO)
     4.400%, 09/01/01                      300             300
   Rahway (GO)
     9.300%, 02/01/01                      150             173
   Rahway Valley, Sewer Authority (RB)
     6.200%, 04/01/01                      210             211

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Roselle (GO) (MBIA)
     4.750%, 10/15/04                   $  700          $  700
   Roxbury (COP)
     5.000%, 10/15/00                      250             252
   Rutgers State University,
     Pre-Refunded @ 102 (RB) (A)
     7.100%, 05/01/98                      200             209
   Rutgers State University,
     Series A (RB)
     4.375%, 05/01/01                      500             498
   Rutgers State University,
     Series S (RB)
     5.000%, 05/01/04                      500             508
   Sayreville (GO) (MBIA)
     10.125%, 12/01/00                     250             294
   Secaucus, Municipal Utility Authority,
     Sewer Project, Series A (RB)
     5.650%, 12/01/04                      200             213
     5.750%, 12/01/05                      385             412
   Somerset County (GO)
     4.450%, 12/01/01                      170             170
     5.000%, 10/01/02                      200             205
     4.450%, 12/01/02                      500             499
     4.350%, 12/01/04                      600             578
   Somerset Raritan Valley, Sewer
     Improvement Authority,
     Series H (RB)
     5.150%, 07/01/01                      300             308
   South Brunswick Township (GO)
     7.125%, 07/15/98                      100             103
     6.300%, 04/01/04                      250             269
   South Jersey, Port Authority,
     Marine Terminal Project,
     Series C (RB)
     5.900%, 01/01/98                      200             202
   South Jersey, Transportation
     Authority, Transportation Systems,
     Series B (RB) (MBIA)
     5.500%, 11/01/02                      250             260
   State (GO)
     4.750%, 02/15/98                      400             403
     5.100%, 02/15/00                    1,200           1,223
     5.300%, 02/15/02                      850             877
     7.000%, 04/01/02                      250             272
     6.400%, 09/15/02                      250             269
     5.400%, 02/15/03                      300             311
   State, Building Authority (RB)
     9.625%, 02/01/03                      230             275
     4.400%, 06/15/03                      500             493
     4.500%, 06/15/04                      500             490
     4.700%, 06/15/06                      250             246


--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Casino Reinvestment
     Development Authority
     (RB) (FSA)
     5.000%, 10/01/04                   $1,000          $1,007
     5.250%, 10/01/09                    1,000             997
   State, Economic Development
     Authority (RB)
     4.900%, 08/15/04                      200             203
     7.400%, 12/01/09                      200             203
   State, Economic Development
     Authority, Health Village 1996
     Project (RB)
     6.000%, 05/01/09                      200             203
   State, Economic Development
     Authority, Saint Barnabas Project,
     Series A (RB) (MBIA)
     4.875%, 07/01/05                      500             498
   State, Economic Development
     Authority, Series A (RB) (MBIA)
     5.125%, 07/01/00                      300             305
     5.400%, 07/01/02                      300             311
   State, Economic Development
     Authority, Series J (RB)
     7.100%, 12/01/11                      420             454
   State, Economic Development
     Authority, YWCA of
     New Jersey (RB)
     7.750%, 05/01/09                      200             205
   State, Education Facilities Authority,
     Drew University Issue,
     Series B (RB)
     5.750%, 07/01/02                      360             375
   State, Educational Facilities Authority,
     Drew University Issue, Series B
     (RB) Pre-Refunded @ 102 (A)
     7.450%, 02/01/98                      485             503
   State, Education Facilities Authority,
     Glassboro State College (RB)
     6.750%, 07/01/09                      300             303
   State, Educational Facilities
     Authority, Medicine and
     Dentistry, Series B (RB)
     (AMBAC)
     5.000%, 12/01/07                      250             251
   State, Educational Facilities
     Authority, Rowan College,
     Series C (RB) (MBIA)
     5.050%, 07/01/03                      300             305
     5.250%, 07/01/05                      300             307

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Educational Facilities
     Authority, Series A (RB)
     (AMBAC)
     5.125%, 09/01/06                   $  300          $  305
   State, Educational Facilities
     Authority, Stockton State College,
     Series B (RB) (AMBAC)
     6.200%, 07/01/04                      300             325
   State, Equipment Series A (COP)
     6.000%, 10/01/00                      300             313
   State, Health Care Facilities,
     St. Peters Medical Center,
     Series F (RB) (MBIA)
     5.000%, 07/01/13                      100              95
   State, Health Care Facilities,
     Shore Memorial Hospital
     (RB) (MBIA)
     7.100%, 07/01/98                      100             103
   State, Health Care Facilities,
     Society of Vy, Hospital
     Revenue (RB) (MBIA)
     6.500%, 07/01/98                      250             256
   State, Health Care Facilities
     Authority, Atlantic City
     Medical Center (RB) (AMBAC)
     5.000%, 07/01/02                      300             306
   State, Health Care Facilities
     Authority, Chilton Memorial
     Hospital (RB)
     6.550%, 07/01/03                      300             318
   State, Health Care Facilities
     Authority, Hackensack Medical
     Center (RB) (MBIA)
     5.100%, 07/01/03                      500             511
   State, Health Care Facilities
     Authority, JFK Health Systems
     (RB) (FGIC)
     4.600%, 07/01/05                      250             244
   State, Health Care Facilities
     Authority, Mountain Side
     Hospital (RB) (FGIC)
     6.000%, 07/01/00                      300             314
   State, Health Care Facilities
     Authority, Shore Memorial
     Healthcare Systems (RB) (FGIC)
     4.800%, 07/01/03                      200             201
   State, Health Care Facilities
     Financing Authority (RB)
     6.800%, 08/01/19                    3,380           3,587

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Health Care Facilities
     Financing Authority, Atlantic
     County Medical Center,
     Series A (RB)
     8.375%, 08/01/00                   $1,000          $1,039
   State, Health Care Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital,
     Series C (RB) (FGIC)
     7.250%, 07/01/97                      155             155
   State, Health Care Facilities
     Financing Authority,
     Cathedral Health, Series A (RB)
     6.650%, 02/15/98                      330             336
   State, Health Care Facilities
     Financing Authority, Pre-Refunded
     @ 102  (RB) (A)
     6.800%, 02/01/01                      425             465
   State, Health Care Facilities
     Memorial, Health Alliance,
     Series A (RB) (FGIC)
     6.600%, 07/01/99                      145             152
   State, Higher Education Assistance
     Authority (RB)
     5.900%, 07/01/09                      380             387
   State, Higher Education Assistance
     Authority, Series A (RB)
     6.850%, 01/01/01                      135             142
     6.900%, 01/01/02                      590             627
     5.800%, 01/01/03                      265             271
     5.950%, 07/01/05                      785             808
     5.550%, 07/01/06                      470             476
     5.800%, 07/01/08                      375             382
     5.900%, 01/01/09                      600             610
   State, Highway Authority,
     Garden State Parkway (RB)
     5.300%, 01/01/99                      250             254
     6.750%, 01/01/99                      100             102
     6.600%, 01/01/11                      975           1,072
   State, Hillcrest Health Project
     (RB) (AMBAC)
     4.600%, 01/01/02                      200             199
     5.000%, 01/01/07                      300             299
   State, Housing and Manufacturing
     Agency, Series A (RB) (MBIA)
     7.100%, 10/01/98                      100             103
   State, Housing & Mortgage
     Finance Agency (RB) (AMBAC)
     5.300%, 05/01/06                      325             333
   State, Housing & Mortgage
     Finance Agency, Section 8 (RB)
     6.000%, 11/01/02                      760             790

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Housing and Mortgage Agency,
     Revenue Home Buyer
     Series N (RB) (MBIA)
     4.950%, 04/01/04                   $  110          $  111
   State, Housing and Mortgage
     Authority (RB)
     6.300%, 05/01/02                      470             494
     6.400%, 05/01/02                      520             546
   State, Housing and Mortgage
     Finance Agency, Home Buyer
     Series G (RB) (MBIA)
     4.625%, 04/01/15                      145             142
   State, Housing and Mortgage
     Finance Agency, Home Buyer
     Series N (RB) (MBIA)
     5.200%, 04/01/06                      500             519
     5.800%, 10/01/20                      975             981
   State, Housing and Mortgage
     Finance Agency, Home Mortgage
     Series A (RB) (MBIA)
     7.200%, 10/01/99                      300             310
   State, Housing Finance
     Authority (RB)
     5.100%, 11/01/00                      500             501
   State, Montclair State University,
     Series C (RB) (AMBAC)
     5.375%, 07/01/08                    1,285           1,322
   State, New York and New Jersey
     Port Authority (RB)
     6.800%, 07/15/08                      250             265
   State, Raritan Overpass Project (RB)
     4.300%, 08/01/01                    1,000             996
   State, Series A (COP)
     6.100%, 10/01/01                    1,165           1,229
   State, Series D (GO)
     5.625%, 02/15/05                      150             159
   State, Series E (GO)
     5.000%, 07/15/04                      100             102
   State, South Orange & Maplewood
     School District (GO)
     6.125%, 11/01/01                      150             159
   State, Sports & Exposition (RB)
     9.000%, 12/01/97                       40              41
     6.000%, 01/01/98                      100             101
     8.300%, 01/01/03                      380             449
   State, Sports & Exposition Authority,
     Convention Center
     Luxury Tax (RB) (MBIA)
     5.000%, 07/01/98                      150             151

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Sports & Exposition Authority,
     Convention Center Luxury Tax,
     Series A (RB) (MBIA)
     5.600%, 07/01/01                   $  175          $  182
     5.900%, 07/01/03                      300             322
   State, Sports & Exposition
     Authority, Series A (RB)
     5.000%, 09/01/06                      515             516
   State, Stateon Willingboro Township
     (GO) (MBIA)
     6.300%, 07/01/99                      400             416
   State, Sussex County, Pre-Refunded
     @ 102 (GO) (A)
     7.900%, 12/01/97                      300             311
   State, Transportation Authority,
     Series A (RB)
     4.625%, 06/15/02                      300             302
   State, Transportation Authority,
     Series A (RB) (FSA)
     5.300%, 12/15/01                      200             207
   State, Transportation Authority,
     Series A (RB) (MBIA)
     4.500%, 12/15/02                      450             448
     5.500%, 06/15/11                      750             760
   State, Transportation Authority,
     Series B (RB) (MBIA)
     5.200%, 06/15/06                    1,850           1,892
   State, Transportation System,
     Series A (RB) (AMBAC)
     5.200%, 12/15/00                      200             205
   State, Transportation Trust
     Authority, Transportation
     System, Series A (RB)
     5.600%, 06/15/98                      200             203
     4.600%, 06/15/01                      500             503
   State, Transportation Trust
     Authority, Transportation System,
     Series A (RB) (MBIA)
     4.625%, 06/15/02                      500             503
     5.500%, 06/15/13                      500             505
   State, Turnpike Authority (RB)
     6.400%, 01/01/02                      300             318
    10.375%, 01/01/03                      555             657
   State, Turnpike Authority,
     Series A (RB) (AMBAC)
     5.900%, 01/01/04                      500             523
     6.400%, 01/01/07                    1,485           1,580
   State, Union Beach (GO)
     6.050%, 02/01/98                      200             202
   State, Union County (GO)
     4.400%, 10/01/05                      500             484

Statement of Net Assets
NEW JERSEY MUNICIPAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Union County, Improvement
     Authority (RB)
     4.700%, 11/01/05                   $  250          $  250
   State, University Medicine and
     Dentistry, Series E (RB)
     6.200%, 12/01/03                      500             539
   State, Warren County, Pollution
     Control Finance Authority
     (RB) (MBIA)
     6.550%, 12/01/06                      300             330
   State, Washington Township,
     Board of Education
     (GO) (MBIA)
     5.000%, 02/01/03                      500             512
   State, Wastewater Treatment
     Authority (RB) (AMBAC)
     4.250%, 03/01/00                      500             498
     4.400%, 03/01/04                      200             195
   State, Wastewater Treatment
     Authority, Series A (RB)
     5.350%, 07/01/97                      100             100
   State, Wastewater Treatment Trust,
     Pre-Refunded @ 100.75
     (RB) (FGIC) (A)
     8.600%, 09/01/97                      180             183
   State, Wastewater Treatment Trust,
     Pre-Refunded @ 102
     (RB) (FGIC) (A)
     9.000%, 09/01/97                      300             308
   State, Wastewater Treatment
     Trust (RB)
     6.400%, 06/15/98                      250             255
     6.600%, 06/15/00                      250             263
     6.875%, 06/15/04                      300             320
     6.400%, 07/01/06                    2,215           2,381
   State, Wastewater Treatment Trust,
     Series A (RB)
     5.000%, 09/01/06                      450             453
     6.000%, 07/01/10                      965           1,006
   State, West New York Municipal
     Utilities (RB)
     6.650%, 12/15/97                      250             253
   State, West New York Municipal
     Utilities (RB) (FGIC) (B)
     4.420%, 12/15/02                      300             233
   State, Westfield School District (GO)
     6.650%, 08/01/98                      400             411
   State, Wildwood (GO) (MBIA)
     7.000%, 07/15/97                      200             200
   State, Woodbridge Township,
     Pre-Refunded @ 101 (RB) (A)
     6.800%, 08/01/00                      250             269
--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Woodbridge Township,
     Series A (GO)
     4.650%, 09/15/05                   $  100         $    99
   State, Woodbridge Township,
     Series C (GO)
     4.650%, 09/15/05                      100              99
   Stony Brook, Sewer Authority (RB)
     4.500%, 12/01/00                      500             504
   Sussex County (GO)
     6.700%, 08/01/97                      300             301
   Union County (GO)
     4.400%, 09/01/01                      500             501
     4.400%, 10/01/04                      500             487
     5.750%, 02/01/05                      100             105
   Union County, Environmental
     Improvement Authority (RB)
     4.900%, 04/01/02                      350             354
     5.150%, 04/01/05                      500             509
   Union County, Improvement
     Authority (RB)
     4.350%, 03/01/01                      125             125
     5.050%, 03/01/08                      125             125
   Union County, Improvement
     Authority Revenue, County
     Granted Capital Equipment
     Lease (RB)
     4.375%, 11/01/02                      200             198
   Vineland, Additional State
     School Building Aid (GO)
     8.500%, 05/01/01                      100             114
   Wanaque Valley, Sewer Authority,
     Series B (RB) (AMBAC)
     5.100%, 09/01/03                      300             306
   Warren County, Municipal
     Utilities Authority, Wastewater
     Treatment Project (RB)
     5.050%, 12/01/04                      225             225
   Warren County, Pollution Control
     Finance Authority, Resource
     Recovery Project (RB) (MBIA)
     6.150%, 12/01/02                      210             225
   Warren County, Pollution Control
     Finance Authority, Series B
     (RB) (MBIA)
     5.700%, 12/01/03                      300             320
   Warren Hills, Regional School
     District Authority, Pre-Refunded
     @ 100 (COP) (A)
     7.100%, 06/15/99                      230             243

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)

--------------------------------------------------------------------------------
   Washington Township (GO)
     (MBIA)
     5.000%, 02/01/06                   $  250        $    254
   Washington Township, Board of
     Education Authority (MBIA)
     7.500%, 09/01/00                      500             546
   Washington Township, Fire
     District Authority (GO) (FGIC)
     4.700%, 01/01/06                      300             299
   Wayne Township (GO)
     5.450%, 10/01/04                      250             257
   West Morris, Regional High
     School District Authority (COP)
     7.450%, 03/15/00                      195             204
   West Windsor Township (GO)
     6.000%, 10/15/05                      200             207
   Woodbridge Township, Sewer
     Utility Authority, Series B (GO)
     4.250%, 09/15/01                      250             246
   Woodbridge Township, Sewer
     Utility, Series B (GO)
     5.000%, 09/15/10                      250             241
                                                      --------
                                                       123,761
                                                      --------
NEW MEXICO--0.3%
   State, Educational Assistance
     Bonds, Series A (RB) (AMBAC)
     6.700%, 04/01/02                      200             209
   State, Mortgage Finance
     Authority (RB)
     7.250%, 09/01/22                      230             243
                                                      --------
                                                           452
                                                      --------
NEW YORK--0.2%
   State, Mortgage Agency, Homeowner
     Mortgage Revenue (RB)
     5.300%, 10/01/16                      250             250
                                                      --------
NORTH DAKOTA--0.1%
   State, Housing Finance Agency (RB)
     6.000%, 07/01/18                      210             213
                                                      --------
OHIO--0.1%
   State, Housing Finance Agency,
     Single Family Mortgage (RB)
     6.600%, 09/01/01                      160             168
                                                      --------
OKLAHOMA--0.1%
   State, Housing Finance Agency,
     Single Family, Class A (RB)
     7.997%, 08/01/18                      150             157
                                                      --------
PENNSYLVANIA--0.7%
   Delaware River, Pennsylvania &
     New Jersey Port Authority
     (RB) (FGIC)
     5.400%, 01/01/13                    1,000             999
                                                      --------

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
PUERTO RICO--4.1%
   Puerto Rico, Commonwealth
     Aqueduct and Sewer Authority
     (RB) (FSA)
     9.000%, 07/01/09                   $  505         $   639
   Puerto Rico, Commonwealth
     (GO) (FGIC)
     6.600%, 07/01/97                      275             275
   Puerto Rico, Electric Power
     Authority (RB) (MBIA)
     4.900%, 07/01/05                    1,000           1,008
   Puerto Rico, Electric Power
     Authority, Series V (RB)
     5.600%, 07/01/03                       80              84
   Puerto Rico, Electric Power
     Authority, Series Y (RB) (MBIA)
     6.500%, 07/01/06                      500             562
   Puerto Rico, Housing Banking
     and Finance Agency, Single
     Family Mortgage Project (RB)
     7.100%, 12/01/99                      220             224
   Puerto Rico, Housing Revenue (RB)
     7.100%, 06/01/99                       65              66
   Puerto Rico, Public Buildings
     Authority, Educational and
     Health Facilities, Series G (RB)
     7.750%, 07/01/02                      310             316
   Puerto Rico, Public Buildings
     Authority, Series A (RB) (AMBAC)
     4.500%, 07/01/01                      200             201
   Puerto Rico, Telephone Authority,
     Series M (RB)
     5.000%, 01/01/02                      500             508
     5.400%, 01/01/08                      260             262
   Puerto Rico, Telephone Authority,
     Series M (RB) (AMBAC)
     5.050%, 01/01/04                      590             602
   Puerto Rico, Telephone Authority,
     Series M (RB) (MBIA)
     4.400%, 01/01/99                      300             301
   Puerto Rico, Telephone
     Authority, Series N (RB)
     5.100%, 01/01/04                      395             402
   Puerto Rico, Tourist and
     Environmental (RB)
     5.250%, 08/01/06                      200             205
   University of Puerto Rico,
     University Revenue Refunding,
     Series K, Pre-Refunded
     @ 100 (RB) (A)
     6.500%, 06/01/98                      300             307
                                                      --------
                                                         5,962
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
RHODE ISLAND--0.7%
   State, Housing and Mortgage
     Finance, Homeownership
     Opportunity Project (RB)
     7.250%, 10/01/21                   $  120        $    126
     6.800%, 10/01/23                      465             476
   State, Housing and Mortgage
     Finance, Homeownership
     Opportunity Project,
     Series 9B1 (RB)
     4.950%, 10/01/12                      385             379
                                                      --------
                                                           981
                                                      --------
TEXAS--0.7%
   Abilene, Higher Education
     Authority, Series B (RB)
     5.600%, 07/01/04                      500             513
   Brazos, Higher Education
     Authority, Series C1 (RB)
     5.700%, 06/01/04                      465             481
                                                      --------
                                                           994
                                                      --------
VIRGIN ISLANDS--0.4%
   Virgin Islands, Public Finance
     Authority, Series A, Pre-Refunded
     @ 101 (RB) (A)
     7.300%, 10/01/00                      500             550
                                                      --------
WISCONSIN--0.7%
   State, Housing and Economic
     Development Authority, Home
     Ownership Project (RB)
     5.850%, 03/01/18                      160             164
     6.500%, 09/01/22                      790             811
                                                      --------
                                                           975
                                                      --------
Total Municipal Bonds
   (Cost $138,153)                                     141,631
                                                      --------
CASH EQUIVALENTS--2.9%
   Federated New Jersey Municipal
     Cash Trust                          3,450           3,450
   Goldman Sachs Tax-Free
     Money Market                          705             705
                                                      --------
Total Cash Equivalents
   (Cost $4,155)                                         4,155
                                                      --------
Total Investments--99.5%
   (Cost $142,308)                                     145,786
                                                      --------
OTHER ASSETS AND LIABILITIES--0.5%
   Other Assets and Liabilities, Net                       782
                                                      --------
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 11,991,270 outstanding shares
     of beneficial interest                           $125,739
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 1,653,182 outstanding shares
     of beneficial interest                             17,706
   Undistributed net investment income                       6
   Accumulated net realized loss
     on investments                                       (361)
   Net unrealized appreciation
     on investments                                      3,478
                                                      --------
Total Net Assets--100.0%                              $146,568
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $  10.75
                                                      ========
Net Asset Value and Redemption
   Price Per Share--Class A                           $  10.72
                                                      ========
Maximum Offering
   Price Per Share--Class A
   ($10.72 / 97%)                                     $  11.05
                                                      ========
(A) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) ZERO COUPON BOND--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.
AMT--ALTERNATIVE MINIMUM TAX
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT
FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--47.8%
   U.S. Treasury Notes
     5.125%, 11/30/98                   $  250        $    247
     5.000%, 01/31/99                    1,000             985
     6.750%, 06/30/99                    1,000           1,012
     7.500%, 10/31/99                      500             514
     7.750%, 11/30/99                      700             724
     7.750%, 12/31/99                      500             518
     7.125%, 02/29/00                      550             562
     6.875%, 03/31/00                    1,300           1,321
     5.875%, 06/30/00                      500             495
     5.750%, 10/31/00                    2,000           1,968
     5.625%, 11/30/00                    2,000           1,958
     6.250%, 04/30/01                      700             698
     6.625%, 06/30/01                    1,000           1,009
     6.500%, 08/31/01                    2,500           2,511
     6.250%, 01/31/02                    1,000             994
     6.250%, 02/28/02                    1,000             994
                                                      --------
Total U.S. Treasury Obligations
   (Cost $16,427)                                       16,510
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--45.7%
   Federal Home Loan Bank
     6.100%, 02/17/00                    1,000             994
     5.250%, 09/01/00                      500             484
     5.500%, 01/23/01                      800             775
     5.800%, 02/20/01                      500             487
     7.000%, 12/04/02                    1,000           1,003
     7.280%, 12/23/02                    1,000           1,008
     7.385%, 09/11/03                    1,000           1,003
   Federal Home Loan Mortgage Corporation
     6.130%, 08/19/99                      500             499
     7.195%, 07/30/01                    1,000           1,007
     7.055%, 08/02/01                    1,000           1,009
     7.125%, 09/24/03                    1,000           1,004
     7.100%, 02/20/04                    1,000             995
   Federal National Mortgage Association
     6.900%, 01/22/02                      500             500
     7.140%, 08/15/02                      800             804
     7.200%, 08/19/02                      500             500
     6.250%, 01/13/03                    1,000             972
     6.720%, 02/25/03                    1,000             990
     7.370%, 05/14/03                      750             757
     7.600%, 05/24/06                    1,000           1,009
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $15,847)                                       15,800
                                                      --------
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS--5.5%
   SEI Liquid Asset Trust--
     Government Portfolio               $1,320        $  1,320
   SEI Liquid Asset Trust--
     Treasury Portfolio                    591             591
                                                      --------
Total Cash Equivalents
   (Cost $1,911)                                         1,911
                                                      --------
Total Investments--99.0%
   (Cost $34,185)                                       34,221
                                                      --------
OTHER ASSETS AND LIABILITIES--1.0%
   Other Assets and Liabilities, Net                       328
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 3,213,830 outstanding shares
     of beneficial interest                             33,800
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 190,237 outstanding shares
     of beneficial interest                              2,189
   Distributions in excess of net
     investment income                                      (2)
   Accumulated net realized loss
     on investments                                     (1,474)
   Net unrealized appreciation
     on investments                                         36
                                                      --------
Total Net Assets--100.0%                              $ 34,549
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $  10.15
                                                      ========
Net Asset Value and Redemption
   Price Per Share--Class A                           $  10.14
                                                      ========
Maximum Offering
   Price Per Share--Class A
   ($10.14 / 96%)                                     $  10.56
                                                      ========

PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.5%
GUAM--1.7%
   Guam, Power Authority
     (RB) (AMBAC)
     6.000%, 10/01/09                      650             691
                                                      --------
PENNSYLVANIA--95.8%
   Allegheny County, Hospital
     Development Authority,
     Pittsburgh Mercy Health System
     (RB) (AMBAC)
     5.500%, 08/15/10                      425             430

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority
     (RB) (MBIA)
     6.875%, 07/01/14                     $175            $185
   Allegheny County, Pennsylvania
     Hospital Development Authority
     (RB) (MBIA)
     5.600%, 04/01/13                      500             506
   Allegheny County, Redevelopment
     Authority, Home Improvement
     (RB)
     6.700%, 08/01/99                      330             341
   Allegheny County, Series C-44
     (GO) (FGIC)
     5.200%, 06/01/08                      150             152
   Allentown (GO) (AMBAC)
     4.900%, 07/15/02                      300             305
   Allentown, Water Improvement
     Authority (RB) (AMBAC)
     4.850%, 07/15/01                      150             152
   Altoona, Penn Area School
     District (GO) (FGIC)
     5.350%, 01/15/04                      200             206
   Annville, Cleona School District
     (GO) (FGIC)
     5.600%, 03/01/02                      365             375
   Bangor, Sewer Authority,
     Pre-Refunded @ 100 (B)
     3.850%, 08/01/99                       35              35
   Beaver County, Series A
     (GO) (FGIC)
     4.750%, 10/01/03                      100             100
   Beaver County, Series A
     (GO) (MBIA)
     5.600%, 10/01/11                      500             514
   Bethel Park, School District
     (GO) (FGIC)
     5.000%, 08/01/04                      150             151
   Butler County (GO) (FGIC)
     6.000%, 07/15/12                      300             310
   Catasauqua, Area School
     Revenue (GO)
     8.400%, 02/15/01                      210             211
   Chester County (GO)
     5.500%, 11/15/10                      175             180
   Chester County, Health and
     Education Facilities Authority
     Main Line Health Systems,
     Series A (RB)
     5.400%, 05/15/09                      500             495

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Conestoga Valley, School
     District (GO) (FGIC)
     7.000%, 05/01/06                     $250            $270
   Dauphin County, School
     District (GO) (A)
     5.750%, 12/01/97                      450             470
   Erie County (GO) (FGIC)
     5.250%, 09/01/12                       95              93
   Exeter Township, School
     District Revenue (RB) (FGIC)
     5.500%, 05/15/03                      550             554
   Geisinger, Health System
     Authority (RB)
     7.375%, 07/01/02                      200             214
   Great Valley, School District,
     Pre-Refunded @ 100
     (GO) (STAID) (B)
     5.400%, 03/01/00                      500             512
   Harrisburg (GO)
     7.125%, 04/01/99                      145             152
   Harrisburg (RB) (MBIA)
     5.600%, 09/15/11                      575             581
   Hempfield Township, Municipal
     Authority, Guaranteed Sewer
     Revenue (RB) (FGIC)
     5.750%, 09/01/03                      500             527
   Hermitage, School District
     (GO) (FSA)
     5.000%, 03/01/07                      250             250
   Lancaster County, Cocalico School
     District (GO) (MBIA)
     6.000%, 02/15/15                      200             207
   Lancaster County, Hospital
     Authority, Lancaster General
     Hospital Project (RB) (AMBAC)
     6.300%, 07/01/05                      585             624
   Lancaster County, Hospital
     Authority, Masonic Homes
     Project (RB)
     4.900%, 11/15/03                      115             115
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College (RB) (MBIA)
     5.650%, 04/15/10                      210             214
   Lancaster County, Parking Authority
     (RB)
     5.750%, 01/01/12                      275             288

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)


--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Langhorne Manor Borough,
     Higher Education and Health
     Authority, Wood Services (RB)
     6.400%, 11/15/06                   $  150          $  163
   Lehigh County, General Purpose
     Authority, St. Luke's Hospital
     (RB) (AMBAC)
     4.750%, 11/15/00                      100             101
   Lycoming County, Hospital
     Authority (RB)
     5.375%, 11/15/10                      500             499
   Lycoming County, Pennsylvania
     College of Technology
     (RB) (AMBAC)
     5.000%, 11/01/02                      400             406
   Manheim Township, Central School
     District (GO) (FGIC)
     5.300%, 05/15/03                      300             310
   Manheim Township, School
     District, Series A (GO) (FGIC)
     4.900%, 06/01/03                      500             503
   Montgomery County,
     Series B (GO)
     6.100%, 07/15/00                    1,000           1,039
   Montoursville, Area School
     District (GO) (FGIC)
     5.000%, 05/01/03                      600             601
   Moon Township, Municipal
     Authority, Water and Sewer (RB)
     3.875%, 12/01/02                      121             114
   North Allegheny, School District,
     Series A (GO) (AMBAC)
     5.850%, 11/01/02                      150             158
     6.000%, 11/01/03                      250             265
   Northampton County, Higher
     Education Authority
     (RB) (MBIA)
     7.100%, 11/15/09                      500             538
   Oley Valley, Area School District
     (GO) (AMBAC)
     4.900%, 05/15/02                      600             602
   Panther Valley, School District
     (GO) (AMBAC)
     5.250%, 04/01/01                      225             226
   Penn Manor, School District,
     Series A (GO) (FGIC)
     4.700%, 06/01/01                      300             301
   Philadelphia, Authority For
     Industrial Development (RB)
     5.500%, 07/01/10                      250             253

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Authority For
     Industrial Development, National
     Board of Medical Examiners
     Project (RB)
     6.500%, 05/01/05                   $  325          $  348
   Philadelphia, Gas Works Authority,
     Series 14 (RB) (FSA)
     6.375%, 07/01/14                      750             798
   Philadelphia (GO) (MBIA)
     5.000%, 05/15/07                      500             498
   Philadelphia, Hospital Authority,
     Community College Project,
     Series B (RB) (MBIA)
     5.250%, 05/01/00                      500             511
   Philadelphia, Hospital Authority,
     Saint Agnes Medical Center Project,
     Series A (RB) (MBIA)
     5.000%, 07/01/05                      865             865
   Philadelphia, Municipal Authority
     Revenue, Justice Lease,
     Series B, Pre-Refunded @ 102
     (RB) (FGIC) (B)
     7.100%, 11/15/01                    1,000           1,120
   Pittsburgh, Series A (GO) (MBIA)
     5.000%, 03/01/02                      400             408
   Pittsburgh, Water and Sewer Authority,
     Series A (RB) (FGIC)
     4.600%, 09/01/03                      270             269
   Pittsburgh, Urban Redevelopment
     Authority (RB)
     5.750%, 10/01/14                      100             102
   Reading (GO) (AMBAC)
     6.000%, 11/15/02                      600             603
   Schuylkill County, Municipal
     Authority, Water Revenue
     Bond (RB)
     3.900%, 07/01/03                      205             197
   Scranton-Lackawanna, Health and
     Welfare, Authority (RB)
     6.625%, 04/15/07                       70              71
   Solanco, School District,
     Series B (GO) (FGIC)
     5.250%, 02/01/02                      325             334
   Southeastern Pennsylvania,
     Transportation Authority
     Notes (RB)
     6.100%, 06/01/02                      500             530
   State, Brookville Area School
     District Project, Series G
     (RB) (MBIA)
     4.850%, 11/15/02                      150             151

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Convention Center
     (RB) (MBIA)
     6.750%, 09/01/19                   $1,000          $1,112
   State, Convention Center Authority,
     Series A (RB) (FSA)
     6.250%, 09/01/04                      550             598
   State, Delaware River Joint
     Toll Bridge (RB) (FGIC)
     6.000%, 07/01/18                      625             637
   State, First Series (GO)
     6.375%, 09/15/12                      300             317
   State, Higher Education Authority,
     College and University Revenue
     RB) (MBIA)
     5.000%, 11/01/07                      500             500
   State, Higher Education
     Authority, Series I
     (RB) (AMBAC)
     5.000%, 06/15/03                      100             102
   State, Higher Education Authority,
     Student Loan, Series A
     (RB) (FGIC)
     6.800%, 12/01/00                      995           1,058
   State, Higher Education
     Authority, Thomas Jefferson
     University, Series A (RB)
     6.625%, 08/15/09                      600             654
   State, Higher Education
     Authority, University of
     Pennsylvania, Series A (RB)
     5.600%, 01/01/10                      150             154
   State, Higher Education Facilities,
     Series G (RB) (AMBAC)
     5.875%, 12/15/07                      400             418
   State, Hospital and Education
     Authority (RB) (FSA)
     5.625%, 10/01/18                      500             497
   State, Housing Finance Agency (RB)
     5.450%, 10/01/14                      500             493
   State, Housing Finance
     Authority (RB)
     5.550%, 04/01/07                      100             103
     5.600%, 10/01/09                      300             306
   State, Housing Finance
     Authority, Series 49 (RB)
     5.600%, 10/01/05                       75              77

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Intergovernmental Co-op
     Authority (RB) (FGIC)
     4.900%, 06/15/03                   $  800          $  808
   State, Public School Building
     Authority, Hazleton Area
     School District Project
     (RB) (FGIC)
     6.100%, 03/01/02                      500             525
   State, School Building Authority,
     Delaware County Community
     College (RB) (MBIA)
     5.200%, 04/01/08                      250             251
   State, Second Series (GO)
     5.500%, 07/01/01                      150             156
     5.250%, 06/15/09                    1,000           1,008
   State, Series A (COP) (AMBAC)
     5.200%, 07/01/05                      500             510
   State, Third Series (GO)
     6.000%, 11/15/02                    1,000           1,067
   State, Turnpike Commission
     (RB) (MBIA)
     5.500%, 12/01/17                    1,000             984
   State, Turnpike Commission,
     Series P (RB) (AMBAC)
     5.900%, 12/01/08                    1,000           1,053
   State, Turnpike Commission,
     Series L (AMBAC)
     6.250%, 06/01/11                      500             532
   Swarthmore College (RB)
     7.375%, 09/15/18                      500             526
   Washington, School District,
     Series 1993-A (GO) (FGIC)
     5.700%, 09/01/06                      900             920
   Wattsburg, School District
     (GO) (AMBAC)
     5.700%, 04/01/04                       75              78
   West Chester, Area School
     District (GO) (STAID)
     5.400%, 01/15/08                      500             509
   Wilson, Area School District
     (GO) (FGIC)
     4.500%, 02/15/00                      445             446
   York County (GO) (FGIC)
     5.600%, 10/01/02                      345             362
                                                      --------
                                                        39,364
                                                      --------
Total Municipal Bonds
   (Cost $39,393)                                       40,055
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--1.6%
   PNC Tax-Free Money
     Market Fund                          $653        $    653
                                                      --------
Total Cash Equivalent
   (Cost $653)                                             653
                                                      --------
Total Investments--99.1%
   (Cost $40,046)                                       40,708
                                                      --------
OTHER ASSETS AND LIABILITIES,--0.9%
   Other Assets and Liabilities, Net                       369
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 3,997,531 outstanding shares
     of beneficial interest                             40,095
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 33,636 outstanding shares
     of beneficial interest                                343
   Undistributed net investment income                       1
   Accumulated net realized loss
     on investments                                        (25)
   Net unrealized appreciation
     on investments                                        663
                                                      --------
Total Net Assets--100.0%                              $ 41,077
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $  10.19
                                                      ========
Net Asset Value and Redemption
   Price Per Share--Class A                           $  10.16
                                                      ========
Maximum Offering
   Price Per Share--Class A
   ($10.16 / 97%)                                     $  10.47
                                                      ========

(A) FLOATING RATE INSTRUMENT WITH DEMAND FEATURES. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B) PRE-REFUNDED SECURITY--THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
COP--CERTIFICATE OF PARTICIPATION
GO--GENERAL OBLIGATION
RB--REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
STAID--STATE AID WITHHOLDING


GNMA FUND
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED BONDS--97.2%
   Government National Mortgage Association
     8.000%, 05/15/23                   $  323       $     331
     7.000%, 06/15/23                      125             123
     6.000%, 11/15/23                      884             822
     6.500%, 11/15/23                      774             741
     6.000%, 12/15/23                    1,274           1,183
     6.500%, 12/15/23                      400             383
     7.000%, 12/15/23                      797             783
     6.000%, 01/20/24                      830             767
     8.000%, 08/15/24                      422             432
     8.000%, 09/15/24                    1,174           1,200
     7.500%, 08/15/25                      292             293
                                                      --------
Total U.S. Agency
   Mortgage-Backed Bonds
   (Cost $7,162)                                         7,058
                                                      --------
CASH EQUIVALENT--2.9%
   SEI Liquid Asset Trust--
     Government Portfolio                  208             208
                                                      --------
Total Cash Equivalent
   (Cost $208)                                             208
                                                      --------
Total Investments--100.1%
   (Cost $7,369)                                         7,266
                                                      --------
OTHER ASSETS AND LIABILITIES--(0.1%)
   Other Assets and Liabilities, Net                        (6)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 633,995 outstanding shares
     of beneficial interest                              6,854
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 118,070 outstanding shares
     of beneficial interest                              1,333
   Accumulated net realized loss
     on investments                                       (822)
   Net unrealized depreciation
     on investments                                       (105)
                                                      --------
Total Net Assets--100.0%                                 7,260
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $   9.66
                                                      ========
Net Asset Value and Redemption
   Price Per Share--Class A                           $   9.64
                                                      ========
Maximum Offering
   Price Per Share--Class A ($9.64 / 97%)             $   9.94
                                                      ========

Statement of Net Assets

EQUITY GROWTH FUND
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--89.1%
BANKS--2.6%
   First Union                          21,600        $  1,998
   Northern Trust                       60,200           2,912
                                                      --------
                                                         4,910
                                                      --------
BEAUTY PRODUCTS--2.2%
   Procter & Gamble                     29,200           4,125
                                                      --------
CHEMICALS--1.5%
   Monsanto                             67,900           2,924
                                                      --------
COMPUTERS, SOFTWARE & SERVICES--14.8%
   Computer Associates International    71,850           4,001
   Computer Sciences*                   41,600           3,000
   Dell Computer*                       24,100           2,830
   Electronic Data Systems              89,900           3,686
   EMC*                                 70,200           2,738
   Hewlett Packard                      69,900           3,914
   Microsoft*                           30,800           3,892
   Sungard Data Systems*                86,500           4,022
                                                      --------
                                                        28,083
                                                      --------
DRUGS--7.1%
   Merck                                63,100           6,531
   Pfizer                               57,300           6,847
                                                      --------
                                                        13,378
                                                      --------
ENTERTAINMENT--2.5%
   Walt Disney                          58,500           4,695
                                                      --------
FINANCIAL SERVICES--4.0%
   FHLMC                                63,100           2,169
   Franklin Resources                   44,300           3,215
   MBNA                                 60,275           2,208
                                                      --------
                                                         7,592
                                                      --------
FOOD, BEVERAGE & TOBACCO--1.8%
   Coca Cola                            48,500           3,383
                                                      --------
GAS/NATURAL GAS--1.0%
   Enron                                46,700           1,906
                                                      --------
HOUSEHOLD PRODUCTS--2.8%
   Illinois Tool Works                 104,600           5,223
                                                      --------
INSURANCE--5.4%
   American International Group         27,250           4,071
   Conseco                              50,660           1,874
   SunAmerica                           40,500           1,974
   Travelers                            36,966           2,331
                                                      --------
                                                        10,250
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
LEISURE PRODUCTS--2.4%
   Mattel                              137,300        $  4,651
                                                      --------
MACHINERY--3.0%
   General Electric                     88,100           5,760
                                                      --------
MARINE TRANSPORTATION--1.6%
   Carnival, Class A                    74,200           3,061
                                                      --------
MEDICAL PRODUCTS & SERVICES--3.1%
   Boston Scientific*                   36,900           2,267
   Healthsouth Rehabilitation*         147,500           3,678
                                                      --------
                                                         5,945
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--11.8%
   3Com*                                62,800           2,826
   Automatic Data Processing           101,300           4,761
   Cisco Systems*                       47,800           3,209
   First Data                          108,100           4,750
   Oracle Systems*                     101,050           5,090
   Parametric Technology*               42,090           1,792
                                                      --------
                                                        22,428
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--3.9%
   Accustaff*                          126,200           2,989
   Service International               132,600           4,359
                                                      --------
                                                         7,348
                                                      --------
RUBBER & PLASTIC--1.1%
   Nike                                 34,600           2,020
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--5.0%
   Intel                                21,900           3,106
   LSI Logic*                           74,200           2,374
   Xilinx*                              81,500           3,999
                                                      --------
                                                         9,479
                                                      --------
SPECIALTY CONSTRUCTION--2.7%
   Ericsson (LM) ADR*                  129,210           5,088
                                                      --------
STEEL & STEEL WORKS--1.6%
   Engelhard                           141,150           2,955
                                                      --------
TELEPHONES & TELECOMMUNICATION--1.7%
   Worldcom*                           103,630           3,316
                                                      --------
WHOLESALE--5.5%
   Gillette                             50,200           4,756
   Johnson & Johnson                    87,200           5,614
                                                      --------
                                                        10,370
                                                      --------
Total Common Stocks
   (Cost $136,992)                                     168,890
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS--8.3%
   Aim Short-Term Prime Obligation      $5,320        $  5,320
   Vontobel Europacific Fund               507          10,361
                                                      --------
Total Cash Equivalents
   (Cost $13,334)                                       15,681
                                                      --------
TREASURY BILL--0.8%
   U.S. Treasury Bill (A)
     4.400%, 07/03/97                    1,500           1,499
                                                      --------
Total Treasury Bill
   (Cost $1,500)                                      $  1,499
                                                      ========
Total Investments--98.2%
   (Cost $151,826)                                     186,070
                                                      --------
OTHER ASSETS AND LIABILITIES--1.8%
   Other Assets and Liabilities, Net                     3,449
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 17,476,951 outstanding shares
     of beneficial interest                            141,659
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 8,830 outstanding shares
     of beneficial interest                                 92
   Portfolio Shares of Class B (unlimited
     authorization--no par value) based
     on 2,427 outstanding shares
     of beneficial interest                                 25
   Distributions in excess of net
     investment income                                      (3)
   Accumulated net realized gain
     on investments                                     13,502
   Net unrealized appreciation
     on investments                                     34,244
                                                      --------
Total Net Assets--100.0%                              $189,519
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                          $  10.84
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $  10.86
                                                      ========
Maximum Offering
   Price Per Share -- Class A
   ($10.86 / 94.5%)                                   $  11.49
                                                      ========
Net Asset Value and Offering
   Price Per Share-- Class B (1)                      $  10.83
                                                      ========
* NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
ADR--AMERICAN DEPOSITORY RECEIPT


EQUITY VALUE FUND
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--94.4%
AIRCRAFT--3.5%
   Boeing                               80,000        $  4,245
   United Technologies                  55,000           4,565
                                                      --------
                                                         8,810
                                                      --------
BANKS--6.4%
   Bank of New York                     90,000           3,915
   Citicorp                             35,000           4,220
   J.P. Morgan                          35,000           3,653
   Norwest                              75,000           4,219
                                                      --------
                                                        16,007
                                                      --------
CHEMICALS--1.9%
   E.I. DuPont de Nemours               76,000           4,778
                                                      --------
COMPUTERS & SERVICES--5.4%
   Compaq Computer*                     40,000           3,970
   Hewlett Packard                      80,000           4,480
   Microsoft*                           40,000           5,055
                                                      --------
                                                        13,505
                                                      --------
CONTAINERS & PACKAGING--1.5%
   Crown Cork & Seal                    70,000           3,741
                                                      --------
DRUGS--10.3%
   Bristol-Myers Squibb                 60,000           4,860
   Glaxo Wellcome PLC (ADR)            110,000           4,599
   Merck                                55,000           5,692
   Pfizer                               45,000           5,377
   Pharmacia & Upjohn                    5,000             174
   SmithKline Beecham                   55,000           5,039
                                                      --------
                                                        25,741
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--3.8%
   Emerson Electric                     80,000           4,405
   General Electric                     80,000           5,230
                                                      --------
                                                         9,635
                                                      --------
ELECTRICAL UTILITIES--1.3%
   FPL Group                            70,000           3,224
                                                      --------
FINANCIAL SERVICES--3.5%
   American Express                     60,000           4,470
   Federal National Mortgage
     Association                       100,000           4,362
                                                      --------
                                                         8,832
                                                      --------
FOOD, BEVERAGE & TOBACCO--7.0%
   Anheuser Busch                      100,000           4,194
   CPC International                    55,000           5,077
   PepsiCo                             110,000           4,132
   Sara Lee                            100,000           4,163
                                                      --------
                                                        17,566
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

GAS/NATURAL GAS--2.8%
   Consolidated Natural Gas             70,000        $  3,767
   Enron                                80,000           3,265
                                                      --------
                                                         7,032
                                                      --------
GLASS PRODUCTS--2.0%
   Corning                              90,000           5,006
                                                      --------
HOUSEHOLD PRODUCTS--3.5%
   Colgate-Palmolive                    70,000           4,568
   Procter & Gamble                     30,000           4,238
                                                      --------
                                                         8,806
                                                      --------
INSURANCE--3.9%
   American International Group         35,000           5,228
   CIGNA                                25,000           4,438
                                                      --------
                                                         9,666
                                                      --------
LEISURE PRODUCTS--2.0%
   Mattel                              150,000           5,081
                                                      --------
MACHINERY--3.7%
   Deere                                85,000           4,664
   Tenneco                             100,000           4,519
                                                      --------
                                                         9,183
                                                      --------
MANUFACTURING--1.6%
   Minnesota Mining &  Manufacturing    40,000           4,080
                                                      --------
PAPER & PACKAGING--0.7%
   Ikon Office Solutions                70,000           1,746
                                                      --------
PAPER & PAPER PRODUCTS--0.8%
   Unisource Worldwide                 120,000           1,920
                                                      --------
PETROLEUM & FUEL PRODUCTS--1.3%
   Union Pacific Resources Group       130,000           3,234
                                                      --------
PETROLEUM REFINING--7.6%
   Amoco                                45,000           3,912
   Exxon                                80,000           4,920
   Mobil                                70,000           4,891
   Royal Dutch Petroleum (ADR)         100,000           5,438
                                                      --------
                                                        19,161
                                                      --------
PRINTING & PUBLISHING--3.9%
   Gannett                              50,000           4,938
   Time Warner                         100,000           4,825
                                                      --------
                                                         9,763
                                                      --------
RAILROADS--3.4%
   Burlington Northern Santa Fe         45,000           4,044
   Union Pacific                        65,000           4,583
                                                      --------
                                                         8,627
                                                      --------

--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

RETAIL--1.7%
   Sears Roebuck                        80,000        $  4,300
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--1.4%
   Intel                                25,000           3,545
                                                      --------
STEEL & STEEL WORKS--1.3%
   Engelhard                           150,000           3,141
                                                      --------
TELEPHONES & TELECOMMUNICATION--8.1%
   Ameritech                            60,000           4,076
   AT&T                                 90,000           3,156
   Bellsouth                            80,000           3,710
   Lucent Technologies                  70,000           5,044
   SBC Communications                   70,000           4,331
                                                      --------
                                                        20,317
                                                      --------
Total Common Stocks
   (Cost $173,399)                                     236,447
                                                      --------
CASH EQUIVALENTS--5.8%
   SEI Liquid Asset Trust--
     Government Portfolio              $11,121          11,121
   SEI Liquid Asset Trust--
     Treasury Portfolio                  3,499           3,499
                                                      --------
Total Cash Equivalents
   (Cost $14,620)                                       14,620
                                                      --------
Total Investments--100.2%
   (Cost $188,019)                                     251,067
                                                      --------
OTHER ASSETS AND LIABILITIES,--(0.2%)
   Other Assets and Liabilities, Net                      (567)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 15,240,419 outstanding shares
     of beneficial interest                            161,104
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 815,451 outstanding shares
     of beneficial interest                              9,864
   Portfolio Shares of Class B (unlimited
     authorization--no par value) based
     on 57,824 outstanding shares
     of beneficial interest                                877
   Distributions in excess of net
     investment income                                      (3)
   Accumulated net realized gain
     on investments                                     15,610
   Net unrealized appreciation
     on investments                                     63,048
                                                      --------
Total Net Assets--100.0%                              $250,500
                                                      ========

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $  15.55
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $  15.55
                                                      ========
Maximum Offering
   Price Per Share  -- Class A
   ($15.55 / 94.5%)                                   $  16.46
                                                      ========
Net Asset Value and Offering
   Price Per Share-- Class B (1)                      $  15.54
                                                      ========
*  NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR--AMERICAN DEPOSITORY RECEIPT


EQUITY INCOME FUND
--------------------------------------------------------------------------------
COMMON STOCKS--84.8%
AIRCRAFT--2.5%
   Textron                              24,000        $  1,593
   United Technologies                  20,000           1,660
                                                      --------
                                                         3,253
                                                      --------
AUTOMOTIVE--0.8%
   Chrysler                             30,000             984
                                                      --------
BANKS--9.2%
   Bank of New York                     75,000           3,262
   Bankers Trust New York               18,000           1,566
   Chase Manhattan Bank                 14,000           1,359
   J.P. Morgan                          20,000           2,087
   NationsBank                          30,000           1,935
   Norwest                              30,000           1,687
                                                      --------
                                                        11,896
                                                      --------
CHEMICALS--2.3%
   E.I. DuPont de Nemours               28,000           1,760
   Imperial Chemical Industries PLC     22,000           1,251
                                                      --------
                                                         3,011
                                                      --------
DRUGS--11.3%
   American Home Products               31,000           2,371
   Bristol-Myers Squibb                 43,000           3,483
   Glaxo Wellcome PLC (ADR)             45,000           1,882
   Merck                                20,000           2,070
   Pfizer                               10,000           1,195
   Pharmacia & Upjohn                   25,000             869
   SmithKline Beecham                   30,000           2,749
                                                      --------
                                                        14,619
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONIC PRODUCTS--6.4%
   Emerson Electric                     44,000        $  2,423
   General Electric                     54,000           3,530
   Thomas & Betts                       45,000           2,365
                                                      --------
                                                         8,318
                                                      --------
ELECTRICAL UTILITIES--2.1%
   Long Island Lighting                 25,000             575
   Public Service Company of Colorado   30,000           1,245
   Southern                             40,000             875
                                                      --------
                                                         2,695
                                                      --------
ENVIRONMENTAL SERVICES--0.8%
   Browning-Ferris Industries           33,000           1,097
                                                      --------
FINANCIAL SERVICES--3.8%
   Beneficial                           20,000           1,421
   Cali Realty                          20,000             680
   Healthcare Realty Trust              20,000             557
   Hospitality Properties Trust         23,000             704
   Liberty Property Trust                9,000             224
   Storage Trust Realty                 25,000             663
   United Dominion Realty Trust         50,000             709
                                                      --------
                                                         4,958
                                                      --------
FOOD, BEVERAGE & TOBACCO--2.4%
   CPC International                    18,000           1,662
   Sara Lee                             35,000           1,457
                                                      --------
                                                         3,119
                                                      --------
GAS/NATURAL GAS--5.9%
   Consolidated Natural Gas             50,000           2,691
   Sonat                                37,000           1,896
   Trans Canada Pipeline                85,000           1,711
   Williams                             30,000           1,313
                                                      --------
                                                         7,611
                                                      --------
GLASS PRODUCTS--2.7%
   Corning                              35,000           1,947
   PPG Industries                       26,000           1,511
                                                      --------
                                                         3,458
                                                      --------
HOUSEHOLD PRODUCTS--2.8%
   Colgate-Palmolive                    32,000           2,088
   Hubbell Class B                      35,000           1,540
                                                      --------
                                                         3,628
                                                      --------
INSURANCE--2.6%
   Hartford Financial Services Group    12,000             993
   Marsh & McLennan                     20,000           1,428
   TIG Holdings                         30,000             938
                                                      --------
                                                         3,359
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS--1.0%
   Georgia-Pacific                      16,000        $  1,366
                                                      --------
MACHINERY--1.8%
   Pall                                 30,000             698
   Tenneco                              35,000           1,582
                                                      --------
                                                         2,280
                                                      --------
MEDICAL PRODUCTS & SERVICES--1.3%
   Baxter International                 33,000           1,724
                                                      --------
PAPER & PAPER PRODUCTS--2.6%
   Kimberly Clark                       55,000           2,736
   Unisource Worldwide                  40,000             640
                                                      --------
                                                         3,376
                                                      --------
PETROLEUM & FUEL PRODUCTS--1.4%
   Atlantic Richfield                   26,000           1,833
                                                      --------
PETROLEUM REFINING--8.5%
   Exxon                                58,000           3,567
   Mobil                                42,000           2,935
   Royal Dutch Petroleum (ADR)          64,000           3,480
   Texaco                                9,000             979
                                                      --------
                                                        10,961
                                                      --------
PRINTING & PUBLISHING--2.3%
   Hollinger International              70,000             783
   McGraw-Hill                          38,000           2,235
                                                      --------
                                                         3,018
                                                      --------
RAILROADS--2.9%
   Burlington Northern Santa Fe         14,000           1,258
   Union Pacific                        35,000           2,468
                                                      --------
                                                         3,726
                                                      --------
RETAIL--1.3%
   J.C. Penney                          33,000           1,722
                                                      --------
RUBBER & PLASTIC--0.7%
   Rubbermaid                           30,000             893
                                                      --------
TELEPHONES & TELECOMMUNICATION--5.4%
   AT&T                                 28,000             982
   Bell Atlantic                        25,000           1,897
   Bellsouth                            45,000           2,087
   GTE                                  45,000           1,974
                                                      --------
                                                         6,940
                                                      --------
Total Common Stocks
   (Cost $77,146)                                      109,845
                                                      --------


--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS--4.8%
   Airtouch Communications              22,000         $ 1,056
   Conseco Financial Trust              27,000             700
   Crown Cork and Seal                  20,000           1,010
   Ikon Office Products                 11,000             708
   Mattel                               50,000             706
   Sun                                  30,000             911
   SunAmerica                           25,000           1,091
                                                      --------
Total Preferred Stocks
   (Cost $5,911)                                         6,182
                                                      --------
CONVERTIBLE BONDS--0.8%
   Hilton Hotels
     5.000%, 05/15/06                      200             213
   Platinum Technology
     6.750%, 11/15/01                      100             121
   U.S. Filter
     4.500%, 12/15/01                      300             291
   USA Waste Services
     4.000%, 02/01/02                      400             430
                                                      --------
Total Convertible Bonds
   (Cost $1,014)                                         1,055
                                                      --------
U.S. TREASURY OBLIGATION--0.8%
   U.S. Treasury Note
     5.875%, 02/28/99                    1,000             998
                                                      --------
Total U.S. Treasury Obligation
   (Cost $995)                                             998
                                                      --------
CASH EQUIVALENTS--9.3%
   SEI Liquid Asset Trust--
     Government Portfolio               $6,215           6,215
   SEI Liquid Asset Trust--
     Treasury Portfolio                  5,774           5,774
                                                      --------
Total Cash Equivalents
   (Cost $11,989)                                       11,989
                                                      --------
Total Investments--100.5%
   (Cost $97,055)                                      130,069
                                                      --------
OTHER ASSETS AND LIABILITIES--(0.5%)
   Other Assets and Liabilities, Net                      (623)
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 7,455,457 outstanding shares
     of beneficial interest                           $ 75,992
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 978,328 outstanding shares
     of beneficial interest                             11,659
   Portfolio Shares of Class B (unlimited
     authorization--no par value) based
     on 76,340 outstanding shares
     of beneficial interest                              1,139
   Distributions in excess of net
     investment income                                      (1)
   Accumulated net realized gain
     on investments                                      7,643
   Net unrealized appreciation
     on investments                                     33,014
                                                      --------
Total Net Assets--100.0%                              $129,446
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $  15.21
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $  15.24
                                                      ========
Maximum Offering
   Price Per Share -- Class A
   ($15.24 / 94.5%)                                   $  16.13
                                                      ========
Net Asset Value and Offering
   Price Per Share -- Class B (1)                     $  15.20
                                                      ========
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR--AMERICAN DEPOSITORY RECEIPT


MID CAP FUND
--------------------------------------------------------------------------------
COMMON STOCKS--96.0%
APPAREL/TEXTILES--2.0%
   Albany International                 45,000           1,012
                                                      --------
AUTOMOTIVE--6.8%
   Cooper*                              45,000           1,046
   Dial                                 25,000             391
   Federal Signal                       45,000           1,131
   Regal Beloit                         35,500             941
                                                      --------
                                                         3,509
                                                      --------
BANKS--10.1%
   Associated Bancorp                   18,000             711
   First Bank of Puerto Rico            25,000             647
   First Tennessee National             30,000           1,440
   Merchantile Bancorp                  12,000             729
   Wilmington Trust                     20,000             915
   Zions Bancorp                        20,000             752
                                                      --------
                                                         5,194
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--2.1%
   Jacobs Engineering Group*            40,000        $  1,075
                                                      --------
CHEMICALS--6.4%
   Cytec Industries*                    35,000           1,308
   Olin                                 18,000             703
   Praxair                              22,500           1,260
                                                      --------
                                                         3,271
                                                      --------
COMMUNICATIONS EQUIPMENT--3.0%
   ADC Telecommunications*              17,000             567
   Ascend Communications*               12,000             472
   Qualcomm*                            10,000             509
                                                      --------
                                                         1,548
                                                      --------
COMPUTERS & SERVICES--2.0%
   Gateway 2000*                        15,000             487
   America Online*                      10,000             556
                                                      --------
                                                         1,043
                                                      --------
DRUGS--2.9%
   Medpartners*                         25,000             541
   Watson Pharmaceuticals*              22,500             951
                                                      --------
                                                         1,492
                                                      --------
ELECTRICAL TECHNOLOGY--0.6%
   Sensormatic Electronics              25,000             322
                                                      --------
ENERGY & POWER--1.5%
   Calenergy*                           20,000             760
                                                      --------
FINANCIAL SERVICES--2.1%
   Franklin Resources                   15,000           1,088
                                                      --------
HOUSEHOLD PRODUCTS--3.1%
   Danaher                              12,000             610
   Valspar                              32,500             963
                                                      --------
                                                         1,573
                                                      --------
INSURANCE--5.9%
   Amerin*                              25,000             606
   Cincinnati Financial                 15,000           1,185
   Delphi Financial Group*              18,360             707
   SunAmerica                           11,000             536
                                                      --------
                                                         3,034
                                                      --------
MACHINERY--3.4%
   Baldor Electric                      14,000             414
   Lindsay Manufacturing                41,250           1,351
                                                      --------
                                                         1,765
                                                      --------
MEDICAL PRODUCTS & SERVICES--3.2%
   Biomet*                              15,000             279
   Genesis Health Ventures*             20,000             675
   Maxicare Health Plans*               30,000             671
                                                      --------
                                                         1,625
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--8.5%
   Adaptec*                             12,000        $    417
   CUC International*                   20,000             516
   Electronic Arts*                     20,000             672
   Informix*                            27,500             247
   McAfee Associates*                   10,000             631
   Parametric Technology*               10,000             426
   Sungard Data Systems*                10,000             465
   U.S. Filter*                         15,000             409
   Whitman                              22,500             570
                                                      --------
                                                         4,353
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--2.2%
   Accustaff*                           20,000             474
   Stewart Enterprises Class A          15,000             630
                                                      --------
                                                         1,104
                                                      --------
MISCELLANEOUS MANUFACTURING--1.4%
   Wolverine Tube*                      25,000             697
                                                      --------
OFFICE FURNITURE & FIXTURES--1.1%
   Lear*                                12,500             555
                                                      --------
PAPER & PAPER PRODUCTS--3.5%
   Bemis                                32,500           1,410
   Wausau Paper Mills                   20,000             377
                                                      --------
                                                         1,787
                                                      --------
PETROLEUM REFINING--2.4%
   Saga Petroleum Class B               70,000           1,225
                                                      --------
PROFESSIONAL SERVICES--1.3%
   Paychex                              18,000             684
                                                      --------
RETAIL--7.5%
   Bed Bath and Beyond*                 20,000             607
   Boston Chicken*                      25,000             350
   Intimate Brands                      20,000             420
   Piercing Pagoda *                    45,000           1,131
   Rainforest Cafe*                     20,000             507
   Starbucks*                            5,000             195
   Tech Data*                           20,000             629
                                                      --------
                                                         3,839
                                                      --------
RUBBER & PLASTIC--1.5%
   Sonoco Products                      25,000             761
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--3.0%
   American Power Conversion*           20,000             380
   Analog Devices*                      25,000             664
   Xilinx*                              10,000             491
                                                      --------
                                                         1,535
                                                      --------
SPECIALTY MACHINERY--0.9%
   American Standard Companies*         10,000             447
                                                      --------

--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
STEEL & STEEL WORKS--1.0%
   Schnitzer Steel Industries Class A   17,500        $    521
                                                      --------
TELEPHONES & TELECOMMUNICATION--1.3%
   Aliant Communications                35,000             682
                                                      --------
TESTING LABORATORIES--1.0%
   Chiron*                              25,000             522
                                                      --------
TRANSPORTATION SERVICES--1.1%
   GATX                                 10,000             578
                                                      --------
TRUCKING--0.9%
   Kenan Transport                      24,479             483
                                                      --------
WHOLESALE--2.3%
   Cardinal Health                       7,000             401
   Chronimed*                           15,000             127
   Neopath*                             35,000             665
                                                      --------
                                                         1,193
                                                      --------
Total Common Stocks
   (Cost $37,869)                                       49,277
                                                      --------
CASH EQUIVALENTS--3.7%
   SEI Liquid Asset Trust --
     Government Portfolio              $ 1,528           1,528
   SEI Liquid Asset Trust--
     Treasury Portfolio                    385             385
                                                      --------
Total Cash Equivalents
   (Cost $1,913)                                         1,913
                                                      ========
Total Investments--99.7%
   (Cost $39,782)                                       51,190
                                                      --------
OTHER ASSETS AND LIABILITIES--0.3%
   Other Assets and Liabilities, Net                       147
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 3,288,069 outstanding shares
     of beneficial interest                             34,160
   Portfolio Shares of Class A (unlimited
     authorization--no par value) based
     on 353,785 outstanding shares
     of beneficial interest                              3,863
   Distribution in excess of net
     investment income                                      (1)
   Accumulated net realized gain
     on investments                                      1,988
   Net unrealized appreciation
     on investments                                     11,327
                                                      --------
Total Net Assets--100.0%                              $ 51,337
                                                      ========

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $  14.10
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $  14.07
                                                      ========
Maximum Offering
   Price Per Share -- Class A
   ($14.07 / 96%)                                     $  14.66
                                                      ========
* NON-INCOME PRODUCING SECURITY

BALANCED FUND
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--16.6%
   Federal Home Loan Bank
     8.125%, 11/07/11                    $ 500             500
   Federal Home Loan Mortgage Corporation
     6.550%, 01/04/00                      500             502
     6.704%, 01/09/07                      500             497
   Federal National Mortgage Association
     7.680%, 12/01/97                      300             303
     8.350%, 11/10/99                      500             523
     6.100%, 02/10/00                      500             497
     5.800%, 12/10/03                      500             479
     8.625%, 11/10/04                      500             518
     8.550%, 12/10/04                      750             756
     8.000%, 04/13/05                      500             506
     7.760%, 08/02/06                      500             508
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $5,550)                                         5,589
                                                      --------
U.S. TREASURY OBLIGATIONS--11.3%
   U.S. Treasury Notes
     6.250%, 03/31/99                    1,000           1,003
     7.000%, 04/15/99                      500             508
     6.375%, 04/30/99                    1,000           1,005
     7.750%, 11/30/99                      500             517
     5.875%, 06/30/00                      250             248
     7.500%, 11/15/01                      500             521
                                                      --------
Total U.S. Treasury Obligations
   (Cost $3,753)                                         3,802
                                                      --------
CORPORATE BONDS--7.6%
BANKS--1.4%
   First Chicago NBD Bancorp
     7.125%, 05/15/07                      500             497
                                                      --------
FINANCIAL SERVICES--1.5%
   American Express Credit
     6.750%, 06/01/01                      500             501
                                                      --------


--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
UTILITIES--1.5%
   Southern California Edison
     6.750%, 01/15/00                      500        $    502
                                                      --------
INDUSTRIAL--3.2%
   Browning-Ferris
     6.375%, 01/15/08                      500             473
   E.I. DuPont de Nemours
     6.750%, 10/15/02                      500             499
   Philip Morris
     9.250%, 02/15/00                      100             106
                                                      --------
                                                         1,078
                                                      --------
Total Corporate Bonds
   (Cost $2,579)                                         2,578
                                                      --------
COMMON STOCKS--63.8%
AIRCRAFT--2.2%
   Boeing                                6,000             318
   United Technologies                   5,000             415
                                                      --------
                                                           733
                                                      --------
BANKS--5.2%
   Bank of New York                      9,500             413
   Citicorp                              4,000             482
   J.P. Morgan                           4,000             417
   Norwest                               8,000             450
                                                      --------
                                                         1,762
                                                      --------
CHEMICALS--2.6%
   E.I. DuPont de Nemours                8,000             503
   Monsanto                              9,000             388
                                                      --------
                                                           891
                                                      --------
COMPUTERS & SERVICES--6.1%
   3Com*                                 7,000             315
   Cisco Systems*                        6,500             436
   Compaq Computer*                      4,000             397
   Hewlett Packard                       7,000             392
   Microsoft*                            4,000             505
                                                      --------
                                                         2,045
                                                      --------
CONTAINERS & PACKAGING--1.0%
   Crown Cork & Seal                     6,000             321
                                                      --------
DRUGS--6.5%
   Bristol-Myers Squibb                  6,000             486
   Glaxo PLC (ADR)                       9,600             401
   Merck                                 4,000             414
   Pfizer                                4,300             514
   SmithKline Beecham                    4,000             366
                                                      --------
                                                         2,181
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONIC PRODUCTS--2.1%
   Emerson Electric                      6,000        $    330
   General Electric                      6,000             392
                                                      --------
                                                           722
                                                      --------
FINANCIAL SERVICES--3.8%
   American Express                      6,000             447
   Federal National Mortgage
        Association                      9,000             393
   Morgan Stanley, Dean Witter,
        Discover                        10,000             431
                                                      --------
                                                         1,271
                                                      --------
FOOD, BEVERAGE & TOBACCO--4.4%
   Anheuser Busch                        8,000             335
   CPC International                     4,000             369
   PepsiCo                              12,000             451
   Sara Lee                              8,000             333
                                                      --------
                                                         1,488
                                                      --------
GAS/NATURAL GAS--3.1%
   Consolidated Natural Gas              4,300             231
   Enron                                11,000             449
   Williams                              8,000             350
                                                      --------
                                                         1,030
                                                      --------
GLASS PRODUCTS--1.8%
   Corning                              11,000             612
                                                      --------
HOUSEHOLD PRODUCTS--2.4%
   Colgate-Palmolive                     6,000             392
   Danaher                               8,000             407
                                                      --------
                                                           799
                                                      --------
INSURANCE--1.3%
   American International Group          3,000             448
                                                      --------
LEISURE PRODUCTS--1.3%
   Mattel                               13,000             440
                                                      --------
MACHINERY--2.1%
   Deere                                 6,500             357
   Tenneco                               7,500             339
                                                      --------
                                                           696
                                                      --------
PETROLEUM REFINING--5.5%
   Amoco                                 5,000             435
   Exxon                                 7,000             431
   Mobil                                 8,000             559
   Royal Dutch Petroleum (ADR)           8,000             435
                                                      --------
                                                         1,860
                                                      --------

--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING--1.9%
   Gannett                               4,000        $    395
   Time Warner                           5,000             241
                                                      --------
                                                           636
                                                      --------
RAILROADS--2.7%
   Burlington Northern Santa Fe          5,500             494
   Union Pacific                         6,000             423
                                                      --------
                                                           917
                                                      --------
RETAIL--0.9%
   Sears Roebuck                         5,500             296
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--1.3%
   Intel                                 3,000             425
                                                      --------
STEEL & STEEL WORKS--0.7%
   Engelhard                            12,000             251
                                                      --------
TELEPHONES & TELECOMMUNICATION--5.1%
   Ameritech                             4,500             306
   Bellsouth                             6,000             278
   Lucent Technologies                   6,000             432
   SBC Communications                    4,000             248
   Worldcom*                            14,000             448
                                                      --------
                                                         1,712
                                                      --------
Total Common Stocks
   (Cost $14,853)                                       21,536
                                                      --------
CASH EQUIVALENTS--0.8%
   SEI Liquid Asset Trust--
     Government Portfolio                 $196             196
   SEI Liquid Asset Trust--
     Treasury Portfolio                     80              80
                                                      --------
Total Cash Equivalents
   (Cost $276)                                             276
                                                      --------
Total Investments--100.1%
   (Cost $27,011)                                       33,781
                                                      --------
OTHER ASSETS AND LIABILITIES--(0.1%)
   Other Assets and Liabilities, Net                       (19)
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization--no par value) based
     on 1,873,666 outstanding shares
     of beneficial interest                           $ 17,466
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 773,413 outstanding shares
     of beneficial interest                              8,277
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 40,701 outstanding shares
     of beneficial interest                                504
   Undistributed net investment income                       1
   Accumulated net realized gain
     on investments                                        744
   Net unrealized appreciation
     on investments                                      6,770
                                                      --------
Total Net Assets -- 100.0%                            $ 33,762
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $  12.56
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $  12.58
                                                      ========
Maximum Offering
   Price Per Share -- Class A
   ($12.58 / 94.5%)                                   $  13.31
                                                      ========
Net Asset Value and Offering
   Price Per Share-- Class B (1)                      $  12.54
                                                      ========
* NON-INCOME PRODUCING SECURITY
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR--AMERICAN DEPOSITORY RECEIPT

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--91.9%
ARGENTINA--0.9%
   Banco de Galacia                     10,500              70
   Quilmes Industrial (ADR)              6,600              77
                                                      --------
                                                           147
                                                      --------
AUSTRALIA--3.8%
   Amcor                                 9,100              60
   Boral                                47,380             149
   Broken Hill Proprietary              11,208             165
   Crown Limited                        32,748              53
   Goodman Fielder                      80,837             119
   Pioneer International                30,000             116
                                                      --------
                                                           662
                                                      --------
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
AUSTRIA--0.7%
   OMV                                   1,000        $    128
                                                      --------
BELGIUM--0.6%
   Credit Communal de Belgique             871              94
                                                      --------
BRAZIL--1.2%
   Aracruz Cellulose (ADR)               1,800              37
   Electrobras (ADR)                     2,150              60
   Electrobras                          40,000              23
   Telecomunicacoes Brasileiras        670,000              91
                                                      --------
                                                           211
                                                      --------
CANADA--2.3%
   Alcan Aluminum Ltd.                   1,800              61
   Canada Pacific (ADR)                  7,500             213
   Canadian Imperial Bank                2,600              65
   Canwest Global Communication
     (ADR)                               4,300              64
                                                      --------
                                                           403
                                                      --------
CHILE--1.0%
   Embotelladora Andina Series A (ADR)   1,200              26
   Embotelladora Andina Series B (ADR)   2,400              50
   Enersis (ADR)                         2,500              89
                                                      --------
                                                           165
                                                      --------
DENMARK--2.1%
   Tele Denmark (ADR)                    4,050             106
   Unidanmark Series A                   4,550             256
                                                      --------
                                                           362
                                                      --------
FINLAND--2.2%
   Kesko Oy Akt                          6,400              90
   Metsa Serla Series B                 10,500              86
   Nokia Series A (ADR)                  1,700             125
   Rauma Oy                              3,300              76
                                                      --------
                                                           377
                                                      --------
FRANCE--8.8%
   Assurances Generales de France        5,330             170
   Banque National Paris Series A        4,150             171
   Cie de Saint Gobain                     600              87
   Credit Commerce France                2,510             106
   Havas                                 1,765             127
   Peugeot                                 970              94
   Remy Cointreau                        3,000              72
   Rhone Poulenc                         4,521             184
   Societe Generale                      1,490             166
   Societe Nationale Elf Aquitaine       1,900             205
   Total Series B                        1,329             134
                                                      --------
                                                         1,516
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
GERMANY--3.9%
   Bayer                                 3,400       $     131
   Degussa                               1,450              77
   Karstadt                                390             141
   Lufthansa                             5,600             108
   Mannesmann                              150              67
   Metallgesellschaft                    7,550             156
                                                      --------
                                                           680
                                                      --------
HONG KONG--3.2%
   Hutchison Whampoa                    23,000             199
   Hysan Development                    22,000              65
   New World Development                 4,000              24
   Sung Hung Kai Properties              8,100              98
   Swire Pacific Series A               15,000             135
   Tingyi (Cayman Island)              140,000              35
                                                      --------
                                                           556
                                                      --------
INDIA--0.3%
   Ranbaxy Laboratories (GDR)            1,000              24
   State Bank of India (GDR)             1,300              34
                                                      --------
                                                            58
                                                      --------
INDONESIA--1.1%
   Jaya Real Property                   30,000              40
   Kalbe Farma                          62,000              83
   PT Indosat (ADR)                      2,100              63
                                                      --------
                                                           186
                                                      --------
IRELAND--0.2%
   Allied Irish Bank                     3,966              34
                                                      --------
ITALY--3.9%
   Arnaldo Mondadori                    12,350              71
   Fiat                                 56,000             201
   Istituto Banc San Paolo Torino        3,900              28
   Istituto Banc San Paolo Torino 144A  13,800              99
   Stet Societa Finanziaria Telefonica  31,900             186
   Telecom Italia                       25,000              80
                                                      --------
                                                           665
                                                      --------
JAPAN--21.4%
   Aisin Seiki                          11,000             168
   Asahi Organic Chemical                6,000              31
   Dai Nippon Printing                   3,000              68
   Daibiru                               2,000              24
   Eisai                                 7,000             133
   Exedy Corp                            3,000              38
   Fuji Machine Manufacturing            6,000             217
   Fukuda Denshi                         2,000              41
   Hitachi                               8,000              89
   JGC                                  14,000              97

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Kyudenko                              3,000        $     25
   Mabuchi Motor                         3,000             174
   Maruichi Steel Tube                   6,000             100
   Matsumotokiyoshi                      2,000              85
   Matsushita Electric                   8,000             161
   Mazda Motor                          32,000             112
   Meiwa Estate                          1,000              22
   Mitsubishi Heavy Industries          14,000             107
   Murata Manufacturing                  4,000             159
   Namco                                 5,000             193
   NGK Spark Plugs                      15,000             164
   Nikko Securities                     15,000              92
   Nippon Express                        8,000              64
   Nippon Television Network               400             161
   Okumura                              10,000              53
   Royal                                   300               6
   Sakura Bank                          23,000             176
   Sanwa Bank                            5,000              74
   Sawako                                2,000              36
   Shimachu                              4,000             120
   Sony Music Entertainment              4,000             188
   Square Company Ltd.                   2,000              99
   Sumitomo Rubber Industries           20,000             135
   Tokyo Steel                           2,800              31
   Toyo Ink                             26,000             104
   Yamato Kogyo                         15,000             148
                                                      --------
                                                         3,695
                                                      --------
KOREA--0.6%
   Cho Sun Breweries                     3,020              86
   Hanwha Chemical                       2,101              17
   Shinsegae Department Store              200               8
                                                      --------
                                                           111
                                                      --------
MALAYSIA--1.2%
   Bumi Armada                             330               1
   Land & General                       30,000              34
   Renong Berhad                        20,000              26
   Resorts World                        13,000              39
   Sime Darby                           26,000              87
   Sungei Way Holdings                  10,000              19
                                                      --------
                                                           206
                                                      --------
MEXICO--2.4%
   Cemex CPO                            19,000              81
   Corporacion Geo SA Series B          12,400              71
   Femsa Series B                       11,000              66
   Grupo Financiero Bancomer Series B  105,000              51
   Grupo Televisa                        2,800              42
   Kimberly Clark Series A              15,000              60
   Panamerican Beverage Series A (ADR)   1,300              43
                                                      --------
                                                           414
                                                      --------

                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS--3.0%
   Akzo Nobel                              980        $    134
   International Nederlanden             5,075             234
   Polygram                              3,000             157
                                                      --------
                                                           525
                                                      --------
NEW ZEALAND--0.7%
   Brierley Investment                  43,000              42
   Carter Holt Harvey                   31,000              80
                                                      --------
                                                           122
                                                      --------
NORWAY--1.1%
   Nycomed ASA Series A                  6,800             100
   Saga Petroleum AS Series A            4,400              83
                                                      --------
                                                           183
                                                      --------
PERU--0.3%
   Buenaventura (ADR)                    2,200              43
                                                      --------
PHILIPPINES--0.5%
   Philippine Long Distance Telephone
     (ADR)                               1,000              64
   Phillipino Telephone                 30,000              15
                                                      --------
                                                            79
                                                      --------
SINGAPORE--2.5%
   Development Bank of Singapore         8,000             101
   Far East Levingston Shipbuilding     20,000              68
   Keppel                               15,000              67
   Keppel Series A                       3,750              16
   Straits Steamship Land               20,000              53
   United Overseas Bank                 12,000             123
                                                      --------
                                                           428
                                                      --------
SPAIN--0.6%
   Empresa Nacional de Electricidad        700              59
   Telefonica de Espana                  1,600              46
                                                      --------
                                                           105
                                                      --------
SWEDEN--2.0%
   Nordbanken                            3,390             114
   Pharmacia & Upjohn                    5,500             186
   Sparbanken Sverige Ab Series A        2,020              45
                                                      --------
                                                           345
                                                      --------
SWITZERLAND--2.6%
   Ciba Speciality Chemicals                30               3
   Nestle                                   78             103
   Sulzer                                  275             235
   Swissair Registered                     100             112
                                                      --------
                                                           453
                                                      --------
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
THAILAND--0.3%
   Land & House                          6,000        $     13
   Siam City Cement                      2,000               8
   Siam Commercial Bank                  8,000              33
                                                      --------
                                                            54
                                                      --------
UNITED KINGDOM--16.5%
   Amersham International                1,700              45
   Associated British Foods             22,400             193
   Bank of Scotland                     20,000             128
   Bass                                  6,300              77
   BOC Group                             7,800             136
   Boots                                12,800             150
   British Petroleum                     2,000              25
   British Telecommunications           18,750             139
   BTR                                  36,000             123
   Burmah Castrol                        9,100             154
   Carlton Communications               17,000             144
   Centrica                            108,400             132
   Cookson Group                        40,769             144
   De La Rue                            16,206             100
   Guinness                             22,000             215
   Jefferson Smurf                      64,685             186
   National Grid Group                  13,400              49
   Powergen                             12,903             154
   Rank Group                           22,500             143
   Reckitt & Coleman                    10,573             158
   Sainsbury                            25,761             156
   Sun Alliance Group                   11,919              88
                                                      --------
                                                         2,839
                                                      --------
Total Foreign Common Stocks
   (Cost $14,165)                                       15,846
                                                      --------
FOREIGN PREFERRED STOCKS--2.0%
BRAZIL--1.2%
   Banco Itau SA                        54,000              30
   Cemig                               620,000              31
   Copel Series B                    3,695,900              66
   Petroleo Brasileiro                 291,000              80
                                                      --------
                                                           207
                                                      --------
GERMANY--0.8%
   Hornbach                              1,600             133
                                                      --------
Total Foreign Preferred Stocks
   (Cost $268)                                             340
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE            MARKET
DESCRIPTION                        AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.3%
   Paine Webber
     5.90% dated 6/30/97, matures
     07/01/97, repurchase price
     $1,206,206 (collateralized by
     U.S. Treasury Note, par value
     $1,265,000, 6.625%, matures
     04/30/02, market value
     $1,290,751)                        $1,260        $  1,260
                                                      --------
Total Repurchase Agreement,
   (Cost $1,260)                                         1,260
                                                      --------
Total Investments--101.2%
   (Cost $15,693)                                       17,446
                                                      --------
OTHER ASSETS AND LIABILITIES--(1.2%)
   Other Assets and Liabilities, Net                      (199)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 1,328,181 outstanding shares
     of beneficial interest                             13,995
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 61,379 outstanding shares
     of beneficial interest                                624
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 2,657 outstanding shares
     of beneficial interest                                 32
   Undistributed net investment income                     146
   Accumulated net realized gain
     on investments                                        698
   Net unrealized depreciation on foreign
     currency contracts and translation
     of other assets and liabilities
     denominated in foreign currency                        (1)
   Net unrealized appreciation on investments            1,753
                                                      --------
Total Net Assets--100.0%                              $ 17,247
                                                      ========



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                                          VALUE (000)
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $  12.39
                                                      ========
Net Asset Value and Redemption
   Price Per Share -- Class A                         $  12.36
                                                      ========
Maximum Public Offering
   Price Per Share -- Class A
   ($12.36 / 94.5%)                                   $  13.08
                                                      ========
Net Asset Value and Offering
   Price Per Share -- Class B (1)                     $  12.37
                                                      ========
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR--AMERICAN DEPOSITORY RECEIPT
GDR--GLOBAL DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.



                                                                                                           [PILLAR LOGO OMITTED]
                                                                                                         JUNE 30, 1997 (UNAUDITED)

Statement of Operations (000)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
                                                           U.S. TREASURY          PRIME                             U.S. TREASURY
                                                             SECURITIES         OBLIGATION         TAX-EXEMPT         SECURITIES
                                                               MONEY              MONEY              MONEY           PLUS MONEY
                                                               MARKET             MARKET             MARKET             MARKET
                                                               FUND                FUND               FUND               FUND
                                          -----------------------------------------------------------------------------------------
INTEREST INCOME:                                              $12,169           $11,867             $1,338              $1,980
                                           -----------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                                        840               761                129                  56
Less: Investment advisory fee waived                              (52)              (28)               (10)                (39)
Administration fee                                                480               435                 73                 131
Custody fee                                                        60                54                  9                   9
Transfer agency fee                                                47                54                 12                  16
Professional fees                                                  49                47                  7                  11
Registration fees                                                  70                37                 10                   1
Distribution fees (1)                                               5                16                  5                  11
Printing expense                                                   49                45                  7                   8
Amortization of deferred organizational costs                       1                 1                  1                   1
Insurance and other expenses                                       16                 7                  1                   1
                                           -----------------------------------------------------------------------------------------
   Total expenses, net of waivers                               1,565             1,429                244                 206
                                           -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          10,604            10,438              1,094               1,774

   Net realized gain
   on investments                                                  78                --                 --                  --
                                           -----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                            $10,682           $10,438             $1,094              $1,774

                                           =========================================================================================


(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE CLASS A LEVEL EXCEPT FOR THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                         The accompanying notes are an integral part of the financial statements.


Statement of Operations (000)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)


                                                                                                   INTERMEDIATE-
                                                                                NEW JERSEY             TERM          PENNSYLVANIA
                                             SHORT-TERM           FIXED          MUNICIPAL          GOVERNMENT         MUNICIPAL
                                             INVESTMENT          INCOME         SECURITIES          SECURITIES        SECURITIES
                                                FUND              FUND             FUND                FUND              FUND
                                           -----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income                                 --                --                --                 --                --
   Interest income                               $855            $7,780            $3,497             $1,168           $   915
   Less: Foreign taxes withheld                    --                --                --                 --                --
                                           -----------------------------------------------------------------------------------------
   Total income                                   855             7,780             3,497              1,168               915
                                           -----------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                         93               689               373                108               102
Less: Investment advisory fee waived              (40)             (133)              (68)               (30)              (24)
Administration fee                                 31               230               124                 36                34
Less: Administration fee waived                    --                --                --                 --                (7)
Custody fee                                         4                29                16                  5                 4
Transfer agency fee                                 8                27                17                  5                 5
Professional fees                                   2                24                13                  3                 4
Registration fees                                  21                17                 8                 12                17
Distribution fees (1)                               1                 5                23                  3                --
Printing expense                                    3                24                13                  4                 4
Amortization of deferred
  organizational costs                              1                 1                 1                  1                --
Insurance and other expenses                        1                 7                 3                  1                 2
                                           -----------------------------------------------------------------------------------------
   Total expenses, net of waivers                 125               920               523                148               141
                                           -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME:                            730             6,860             2,974              1,020               774

   Net realized gain (loss)
   on investments                                  --               158                18               (111)              (13)
   Net realized loss on foreign currency
     transactions and foreign
     currency contracts                            --                 _                --                 --                --
   Net change in unrealized depreciation
     on foreign currency and translation
     of other assets and liabilities
     denominated in foreign currency               --                 _                --                 --                --
   Net unrealized appreciation
     (deprecation) of investment
      securities                                   (5)              (35)              429                 49               111
                                           -----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:                              $725            $6,983            $3,421               $958              $872

                                           =========================================================================================

(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE CLASS A AND CLASS B LEVEL.
(2) THE EQUITY GROWTH FUND COMMENCED OPERATIONS ON FEBRUARY 3, 1997.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                         The accompanying notes are an integral part of the financial statements.



                                                                                                             [PILLAR LOGO OMITTED]
                                                                                                           JUNE 30, 1997 (UNAUDITED)




------------------------------------------------------------------------------------------------------------------------------------
                         EQUITY             EQUITY             EQUITY                                                INTERNATIONAL
       GNMA              GROWTH              VALUE             INCOME             MID CAP           BALANCED            GROWTH
       FUND             FUND (2)             FUND               FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------

         --           $    641              $ 1,991            $ 1,475           $  252              $  162             $  230
       $268                184                  395                268               84                 436                 15
         --                 --                   --                 --               --                  --                (24)
------------------------------------------------------------------------------------------------------------------------------------

        268                825                2,386              1,743              336                 598                221
------------------------------------------------------------------------------------------------------------------------------------

         22                564                  779                398              188                 114                 77
        (13)              (183)                (263)              (136)             (73)                (47)               (16)
          7                151                  208                106               50                  30                 15
         --                 --                   --                 --               --                  --                 --
          1                 19                   26                 13                6                   4                 13
          6                 15                   25                 15                9                   7                 11
          1                 18                   25                 12                4                   2                  3
          5                 --                    5                  2                8                   7                  3
          1                 --                   14                 18                7                  12                 --
          1                 17                   22                 11                5                   3                  1

         --                  1                    1                  1                1                   1                  1
         --                  6                    8                  5                2                   1                  9
------------------------------------------------------------------------------------------------------------------------------------
         31                608                  850                445              207                 134                117
------------------------------------------------------------------------------------------------------------------------------------
        237                217                1,536              1,298              129                 464                104


        (29)            13,502               14,785              5,815              438                 399                496


         --                 --                   --                 --               --                  --                 (6)



         --                 --                   --                 --               --                  --                 (2)


         46                733               15,635              8,173            2,401               2,684                973
------------------------------------------------------------------------------------------------------------------------------------

       $254            $14,452              $31,956            $15,286           $2,968              $3,547             $1,565

====================================================================================================================================



Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31,1996

MONEY MARKET FUNDS
                                                                       U.S. TREASURY                    PRIME OBLIGATION
                                                                        SECURITIES                        MONEY MARKET
                                                                     MONEY MARKET FUND                        FUND
                                                          --------------------------------------------------------------------------
                                                                   1997              1996               1997              1996
                                                          --------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                       $  10,604            $ 18,990         $  10,438          $  17,654
Net realized gain (loss) on securities sold                           78                  40                --                (32)
                                                          --------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                                                10,682              19,030            10,438             17,622
                                                          --------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                       (10,506)            (18,841)          (10,135)           (17,270)
   Class A                                                           (81)               (149)             (300)              (384)
   Realized capital gains:
   Class I                                                            --                  --                --                 --
   Class A                                                            --                  --                --                 --
                                                          --------------------------------------------------------------------------
          Total distributions                                    (10,587)            (18,990)          (10,435)           (17,654)
                                                          --------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I:
      Shares issued                                              599,216           1,120,245           360,824            802,073
      Shares issued in lieu of cash distributions                    124                  90             1,519                973
      Shares redeemed                                           (560,782)         (1,079,179)         (379,250)          (661,258)
                                                          --------------------------------------------------------------------------
         Net Class I share transactions                           38,558              41,156           (16,907)           141,788
                                                          --------------------------------------------------------------------------
   Class A:
      Shares issued                                                2,196               4,115            17,971             20,093
      Shares issued in lieu of cash distributions                     67                 137               239                363
      Shares redeemed                                             (2,473)             (4,279)          (15,036)           (16,034)
                                                          --------------------------------------------------------------------------
         Net Class A share transactions                             (210)                (27)            3,174              4,422
                                                          --------------------------------------------------------------------------
   Increase/(decrease) in net assets from
     share transactions                                           38,348              41,129           (13,733)           146,210
                                                          --------------------------------------------------------------------------
   Total increase/(decrease) in net assets                        38,443              41,169           (13,730)           146,178
                                                          --------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                           508,232             467,063           412,770            266,592
                                                          --------------------------------------------------------------------------
NET ASSETS:
   End of period                                               $ 546,675           $ 508,232         $ 399,040          $ 412,770
                                                          ==========================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                         The accompanying notes are an integral part of the financial statements.


                                                   [PILLAR LOGO OMITTED]
                                                 JUNE 30, 1997 (UNAUDITED)


             TAX-EXEMPT                                   U.S. TREASURY
            MONEY MARKET                                 SECURITIES PLUS
                FUND                                    MONEY MARKET FUND
--------------------------------------------------------------------------------
      1997                 1996                     1997                 1996
--------------------------------------------------------------------------------
   $  1,094            $  2,108                 $   1,774            $   3,188
         --                  (1)                       --                   --
--------------------------------------------------------------------------------
      1,094               2,107                     1,774                3,188
--------------------------------------------------------------------------------

     (1,039)             (2,003)                   (1,774)              (3,188)
        (55)               (105)                       --                   --

          --                   --                         --                --
          --                   --                         --                --
--------------------------------------------------------------------------------
     (1,094)             (2,108)                   (1,774)              (3,188)
--------------------------------------------------------------------------------


     58,866             136,217                   259,735              527,102
        211                 101                     1,279                3,035
    (58,732)           (132,864)                 (254,912)            (529,661)
--------------------------------------------------------------------------------
        345               3,454                     6,102                  476
--------------------------------------------------------------------------------

      2,430               6,240                        --                   --
         44                 114                        --                   --
     (1,977)             (7,739)                       --                   --
--------------------------------------------------------------------------------
        497              (1,385)                       --                   --
--------------------------------------------------------------------------------

        842               2,069                     6,102                  476
--------------------------------------------------------------------------------
        842               2,068                     6,102                  476
--------------------------------------------------------------------------------

     70,934              68,866                    65,173               64,697
--------------------------------------------------------------------------------

   $ 71,776           $  70,934                 $  71,275            $  65,173
================================================================================


Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31,1996

FIXED INCOME FUNDS


                                                          --------------------------------------------------------------------------
                                                                               SHORT-TERM                         FIXED
                                                                                INVESTMENT                        INCOME
                                                                                   FUND                            FUND
                                                         ---------------------------------------------------------------------------
                                                                          1997            1996              1997           1996
                                                         ---------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                                 $  730           $ 1,639         $ 6,860          $ 6,339
   Net realized gain (loss) on securities sold                               --               (29)            158               (8)
   Net unrealized appreciation (depreciation)
      of investment securities                                               (5)              (36)            (35)          (3,461)
                                                         ---------------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                          725             1,574           6,983            2,870
                                                         ---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                 (711)           (1,571)         (6,742)          (6,017)
   Class A                                                                  (23)              (69)           (121)            (322)
   Class B                                                                   --                --              --               --
   Realized capital gains:
   Class I                                                                   --                --              --              (11)
   Class A                                                                   --                --              --               --
   Class B                                                                   --                --              --               --
                                                         ---------------------------------------------------------------------------
          Total distributions                                              (734)           (1,640)         (6,863)          (6,350)
                                                         ---------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                         3,949            16,470          13,998           12,563
      Shares issued in connection with
   acquisition of common trust fund assets                                   --                --         173,842               --
      Reinvestment of cash distributions                                    581             1,504           2,890            6,010
      Cost of shares redeemed                                            (7,116)          (16,926)        (35,676)         (28,653)
                                                         ---------------------------------------------------------------------------
         Net Class I share transactions                                  (2,586)            1,048         155,054          (10,080)
                                                         ---------------------------------------------------------------------------
   Class A:
      Proceeds from shares issued                                            34               492             146            2,412
      Reinvestment of cash distributions                                     20                62              83              274
      Cost of shares redeemed                                              (187)           (1,515)         (1,008)          (3,520)
                                                         ---------------------------------------------------------------------------
         Net Class A share transactions                                    (133)             (961)           (779)            (834)
                                                         ---------------------------------------------------------------------------
   Class B:
      Proceeds from shares issued                                            --                --              20               --
      Reinvestment of cash distributions                                     --                --              --               --
      Cost of shares redeemed                                                --                --              --               --
                                                         ---------------------------------------------------------------------------
         Net Class B share transactions                                      --                --              20               --
                                                         ---------------------------------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                                  (2,719)               87         154,295          (10,914)
                                                         ---------------------------------------------------------------------------
   Total increase (decrease) in net assets                               (2,728)               21         154,415          (14,394)
                                                         ---------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                   32,706            32,685         104,959          119,353
                                                         ---------------------------------------------------------------------------
NET ASSETS:
   End of period                                                        $29,978           $32,706        $259,374         $104,959
                                                         ===========================================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                395             1,647           1,372            1,208
      Shares issued in connection with
   acquisition of common trust fund assets                                   --                --          17,057               --
      Issued in lieu of cash distributions                                   58               150             286              609
      Redeemed                                                             (712)           (1,693)         (3,425)          (2,829)
                                                         ---------------------------------------------------------------------------
         Net Class I share transactions                                    (259)              104          15,290           (1,012)
                                                         ---------------------------------------------------------------------------
   Class A shares:
      Issued                                                                  4                49              14              236
      Issued in lieu of cash distributions                                    2                 6               8               27
      Redeemed                                                              (19)             (151)            (99)            (347)
                                                         ---------------------------------------------------------------------------
         Net Class A share transactions                                     (13)              (96)            (77)             (84)
                                                         ---------------------------------------------------------------------------
   Class B shares:
      Issued                                                                 --                --               2               --
      Issued in lieu of cash distributions                                   --                --              --               --
      Redeemed                                                               --                --              --               --
                                                         ---------------------------------------------------------------------------
         Net Class B share transactions                                      --                --               2               --
                                                         ---------------------------------------------------------------------------
         Net increase (decrease) in shares                                 (272)                8          15,215           (1,096)
                                                         ===========================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                         The accompanying notes are an integral part of the financial statements.




                                                                                                             [PILLAR LOGO OMITTED]
                                                                                                           JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        NEW JERSEY                         INTERMEDIATE-                      PENNSYLVANIA
         MUNICIPAL                        TERM GOVERNMENT                       MUNICIPAL                         GNMA
      SECURITIES FUND                     SECURITIES FUND                    SECURITIES FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
     1997          1996                 1997          1996                 1997          1996               1997          1996
------------------------------------------------------------------------------------------------------------------------------------

   $ 2,974       $ 1,915             $ 1,020         $ 1,614              $  774         $  174             $  237        $  548
        18           (71)               (111)           (172)                (13)            (3)               (29)           13

       429          (483)                 49            (533)                111            (17)                46          (317)
------------------------------------------------------------------------------------------------------------------------------------

     3,421         1,361                 958             909                 872            154                254           244
------------------------------------------------------------------------------------------------------------------------------------


    (2,589)       (1,007)               (963)         (1,453)               (766)          (161)              (197)         (453)
      (379)         (907)                (59)           (161)                 (7)           (13)               (40)          (95)
        --            --                  --              --                  --             --                 --            --

        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
    (2,968)       (1,914)             (1,022)         (1,614)               (773)          (174)              (237)         (548)
------------------------------------------------------------------------------------------------------------------------------------

    14,846         4,639               1,768           7,641               2,580            789                829         2,410

   108,448            --              13,328              --              37,351             --                 --            --
       322           879                 410           1,116                   6              9                120           337
   (15,880)      (12,628)             (7,507)        (12,330)             (2,966)          (458)            (1,413)       (4,683)
------------------------------------------------------------------------------------------------------------------------------------
   107,736        (7,110)              7,999          (3,573)             36,971            340               (464)       (1,936)
------------------------------------------------------------------------------------------------------------------------------------

       615         3,066                   1             726                  66             76                  9           187
       283           741                  42             135                   5             10                 23            64
    (3,455)       (9,242)               (686)         (1,868)                (73)           (11)              (321)         (526)
------------------------------------------------------------------------------------------------------------------------------------
    (2,557)       (5,435)               (643)         (1,007)                 (2)            75               (289)         (275)
------------------------------------------------------------------------------------------------------------------------------------
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
        --            --                  --              --                  --             --                 --            --

   105,179       (12,545)              7,356          (4,580)             36,969            415               (753)       (2,211)
------------------------------------------------------------------------------------------------------------------------------------
   105,632       (13,098)              7,292          (5,285)             37,068            395               (736)       (2,515)
------------------------------------------------------------------------------------------------------------------------------------

    40,936        54,034              27,257          32,542               4,009          3,614              7,996        10,511
------------------------------------------------------------------------------------------------------------------------------------

  $146,568       $40,936             $34,549         $27,257             $41,077         $4,009             $7,260        $7,996
====================================================================================================================================


     1,184           434                 175             750                 250             78                 87           252

    10,131            --               1,311              --               3,676             --                 --            --
        30            83                  40             110                   1              1                 13            35
    (1,285)       (1,187)               (741)         (1,215)               (290)           (46)              (148)         (485)
------------------------------------------------------------------------------------------------------------------------------------
    10,060          (670)                785            (355)              3,637             33                (48)         (198)
------------------------------------------------------------------------------------------------------------------------------------

        58           287                  --              71                   7              8                  1            19
        26            70                   4              14                  --              1                  2             7
      (323)         (871)                (67)           (184)                 (7)            (1)               (33)          (55)
------------------------------------------------------------------------------------------------------------------------------------
      (239)         (514)                (63)            (99)                 --              8                (30)          (29)
------------------------------------------------------------------------------------------------------------------------------------
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
        --            --                  --              --                  --             --                 --            --
     9,821        (1,184)                722            (454)              3,637             41                (78)         (227)
====================================================================================================================================



Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED) AND THE YEAR ENDED DECEMBER
31,1996

EQUITY FUNDS
                                                         ---------------------------------------------------------------------------
                                                                              EQUITY GROWTH                   EQUITY VALUE
                                                                                 FUND (1)                          FUND
                                                         ---------------------------------------------------------------------------
                                                                                  1997                      1997           1996
                                                         ---------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                                     $       217               $    1,536         $ 1,763
   Net realized gain on securities sold                                           13,502                   14,785          17,503
   Net realized loss on foreign currency transactions                                 --                       --              --
   Net unrealized appreciation (depreciation)on foreign
      currency and translation of other assets and
      liabilities in foreign currency                                                 --                       --              --
   Net unrealized appreciation (depreciation)
      of investment securities                                                       733                   15,635           2,402
                                                         ---------------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                                14,452                   31,956          21,668
                                                         ---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                          (220)                  (1,474)         (1,641)
   Class A                                                                            --                      (63)           (122)
   Class B                                                                            --                       (2)             --
Realized capital gains:
   Class I                                                                            --                       --         (15,212)
   Class A                                                                            --                       --          (1,302)
   Class B                                                                            --                       --              --
                                                         ---------------------------------------------------------------------------
      Total distributions                                                           (220)                  (1,539)        (18,277)
                                                         ---------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                                  3,911                   18,439          33,908
      Shares issued in connection with
   acquisition of common trust fund assets                                       221,033                   84,527              --
      Reinvestment of cash distributions                                              29                      465          16,529
      Cost of shares redeemed                                                    (49,803)                 (11,919)        (19,461)
                                                         ---------------------------------------------------------------------------
         Net Class I share transactions                                          175,170                   91,512          30,976
                                                         ---------------------------------------------------------------------------
   Class A:
      Proceeds from shares issued                                                     92                    2,054           2,210
      Reinvestment of cash distributions                                              --                       34           1,421
      Cost of shares redeemed                                                         --                   (1,109)         (1,604)
                                                         ---------------------------------------------------------------------------
         Net Class A share transactions                                               92                      979           2,027
                                                         ---------------------------------------------------------------------------
   Class B:
      Proceeds from shares issued                                                     25                      903              --
      Reinvestment of cash distributions                                              --                       --              --
      Cost of shares redeemed                                                         --                      (26)             --
                                                         ---------------------------------------------------------------------------
         Net Class B share transactions                                               25                      877              --
                                                         ---------------------------------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                                          175,287                   93,368          33,003
                                                         ---------------------------------------------------------------------------
   Total increase (decrease) in net assets                                       189,519                  123,785          36,394
                                                         ---------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                --                  126,715          90,321
                                                         ---------------------------------------------------------------------------
NET ASSETS:
   End of period                                                                $189,519                 $250,500        $126,715
                                                         ===========================================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                         398                    1,283           2,485
      Shares issued in connection with
    acquisition of common trust fund assets                                       22,103                    6,015              --
      Issued in lieu of cash distributions                                             3                       34           1,226
      Redeemed                                                                    (5,027)                    (837)         (1,418)
                                                         ---------------------------------------------------------------------------
         Net Class I share transactions                                           17,477                    6,495           2,293
                                                         ---------------------------------------------------------------------------
   Class A shares:
      Issued                                                                           9                      142             160
      Issued in lieu of cash distributions                                            --                        3             109
      Redeemed                                                                        --                      (78)           (116)
                                                         ---------------------------------------------------------------------------
         Net Class A share transactions                                                9                       67             153
                                                         ---------------------------------------------------------------------------
   Class B shares:
      Issued                                                                           2                       60              --
      Issued in lieu of cash distributions                                            --                       --              --
      Redeemed                                                                        --                       (2)             --
                                                         ---------------------------------------------------------------------------
         Net Class B share transactions                                                2                       58              --
                                                         ---------------------------------------------------------------------------
         Net increase (decrease) in shares                                        17,488                    6,620           2,446
                                                         ---------------------------------------------------------------------------

(1) THE EQUITY GROWTH FUND COMMENCED OPERATIONS ON FEBRUARY 3, 1997. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                         The accompanying notes are an integral part of the financial statements.




                                                                                                             [PILLAR LOGO OMITTED]
                                                                                                           JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
       EQUITY INCOME                          MID CAP                           BALANCED                  INTERNATIONAL GROWTH
           FUND                                FUND                               FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
    1997           1996                1997            1996                1997          1996             1997           1996
------------------------------------------------------------------------------------------------------------------------------------

$    1,298       $ 1,553            $     129        $  320            $     464       $ 1,311        $     104          $  113
     5,815        10,647                  438         4,218                  399         4,293              496           1,013
        --            --                   --            --                   --            --               (6)             (9)


        --            --                   --            --                   --            --               (2)              1

     8,173            32                2,401         1,825                2,684        (1,625)             973             307
------------------------------------------------------------------------------------------------------------------------------------

    15,286        12,232                2,968         6,363                3,547         3,979            1,565           1,425
------------------------------------------------------------------------------------------------------------------------------------

    (1,155)       (1,301)                (123)         (295)                (331)         (995)              --            (100)
      (138)         (252)                  (7)          (25)                (129)         (316)              --              (3)
        (6)           --                   --            --                   (3)           --               --              --

        --        (7,946)                  --        (2,642)                  --        (2,650)              --            (779)
        --        (1,706)                  --          (341)                  --        (1,256)              --             (42)
        --            --                   --            --                   --            --               --              --
------------------------------------------------------------------------------------------------------------------------------------
    (1,299)      (11,205)                (130)       (3,303)                (463)       (5,217)              --            (924)
------------------------------------------------------------------------------------------------------------------------------------


    13,660        16,356                  956         4,772                3,117         5,420            1,575           5,647

    34,921            --                   --            --                   --            --               --              --
       301         8,601                   50         2,816                  149         3,290               --             521
    (5,697)      (11,867)              (2,748)       (7,122)              (1,128)      (20,821)          (1,435)         (1,804)
------------------------------------------------------------------------------------------------------------------------------------
    43,185        13,090               (1,742)          466                2,138       (12,111)             140           4,364
------------------------------------------------------------------------------------------------------------------------------------

     1,623         5,660                  171           665                  522         1,186               49           1,040
        63         1,928                    3           363                   65         1,535               --              45
    (1,030)       (5,040)              (1,335)       (1,180)                (889)       (1,631)            (149)           (951)
------------------------------------------------------------------------------------------------------------------------------------
       656         2,548               (1,161)         (152)                (302)        1,090             (100)            134
------------------------------------------------------------------------------------------------------------------------------------

     1,139            --                   --            --                  504            --               35              --
        --            --                   --            --                   --            --               --              --
        --            --                   --            --                   --            --               (3)             --
------------------------------------------------------------------------------------------------------------------------------------
     1,139            --                   --            --                  504            --               32              --
------------------------------------------------------------------------------------------------------------------------------------
    44,980        15,638               (2,903)          314                2,340       (11,021)              72           4,498
------------------------------------------------------------------------------------------------------------------------------------
    58,967        16,665                  (65)        3,374                5,424       (12,259)           1,637           4,999
------------------------------------------------------------------------------------------------------------------------------------

    70,479        53,814               51,402        48,028               28,338        40,597           15,610          10,611
------------------------------------------------------------------------------------------------------------------------------------
  $129,446       $70,479              $51,337       $51,402              $33,762       $28,338          $17,247         $15,610
====================================================================================================================================


       964         1,181                   71           365                  264           439              135             503

     2,525            --                   --            --                   --            --               --              --
        22           640                    4           214                   13           281               --              47
      (412)         (847)                (204)         (539)                 (94)       (1,697)            (127)           (161)
------------------------------------------------------------------------------------------------------------------------------------
     3,099           974                 (129)           40                  183          (977)               8             389
------------------------------------------------------------------------------------------------------------------------------------

       114           414                   13            50                   44            95                4              93
         5           143                   --            28                    6           132               --               4
       (72)         (360)                 (99)          (90)                 (74)         (130)             (13)            (84)
------------------------------------------------------------------------------------------------------------------------------------
        47           197                  (86)          (12)                 (24)           97               (9)             13
------------------------------------------------------------------------------------------------------------------------------------

        76            --                   --            --                   41            --                3              --
        --            --                   --            --                   --            --               --              --
        --            --                   --            --                   --            --               --              --
------------------------------------------------------------------------------------------------------------------------------------
        76            --                   --            --                   41            --                3              --
------------------------------------------------------------------------------------------------------------------------------------
     3,222         1,171                 (215)           28                  200          (880)               2             402
------------------------------------------------------------------------------------------------------------------------------------


Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE
PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                                            RATIO OF      RATIO OF
                                                                                                            EXPENSES     NET INCOME
              NET ASSET           DISTRIBUTIONS                                   RATIO OF     RATIO OF     TO AVERAGE    TO AVERAGE
                VALUE       NET     FROM NET   NET ASSET            NET ASSETS    EXPENSES    NET INCOME     NET ASSET    NET ASSETS
              BEGINNING INVESTMENT INVESTMENT  VALUE END   TOTAL      END OF     TO AVERAGE   TO AVERAGE    (EXCLUDING   (EXCLUDING
              OF PERIOD   INCOME     INCOME    OF PERIOD  RETURN   PERIOD (000)  NET ASSETS    NET ASSETS    WAIVERS)      WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997         $1.00      $0.02     $(0.02)     $1.00     2.21%**   $543,382        0.65%*      4.42%*         0.67%*      4.40%*
   1996          1.00       0.04      (0.04)      1.00     4.53       504,729        0.65        4.44           0.65        4.44
   1995          1.00       0.05      (0.05)      1.00     5.05       463,531        0.65        4.92           0.65        4.92
   1994          1.00       0.03      (0.03)      1.00     3.44       465,125        0.62        3.39           0.62        3.39
   1993          1.00       0.02      (0.02)      1.00     2.46       420,947        0.64        2.42           0.64        2.42
   1992 (1)      1.00       0.02      (0.02)      1.00     2.81*      387,960        0.65        2.67           0.70        2.62
   CLASS A
   1997         $1.00      $0.02     $(0.02)     $1.00     2.08%**   $  3,293        0.90%*      4.17%*         0.92%*      4.15%*
   1996          1.00       0.04      (0.04)      1.00     4.27         3,503        0.90        4.19           0.90        4.19
   1995          1.00       0.05      (0.05)      1.00     4.80         3,532        0.90        4.66           0.90        4.66
   1994          1.00       0.03      (0.03)      1.00     3.17           633        0.87        3.07           0.87        3.07
   1993          1.00       0.02      (0.02)      1.00     2.21           834        0.89        2.17           0.89        2.17
   1992(1)       1.00       0.02      (0.02)      1.00     2.56*          436        0.90        2.27           0.95        2.22
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997         $1.00      $0.02     $(0.02)     $1.00     2.41%**   $384,521        0.65%*      4.81%*         0.66%*      4.80%*
   1996          1.00       0.05      (0.05)      1.00     4.83       401,423        0.65        4.73           0.67        4.71
   1995          1.00       0.05      (0.05)      1.00     5.40       259,667        0.65        5.26           0.66        5.25
   1994          1.00       0.04      (0.04)      1.00     3.67       157,378        0.62        3.68           0.62        3.68
   1993          1.00       0.03      (0.03)      1.00     2.65       129,780        0.64        2.63           0.64        2.63
   1992(1)       1.00       0.02      (0.02)      1.00     2.85*      124,811        0.65        2.63           0.77        2.51
   CLASS A
   1997         $1.00      $0.02     $(0.02)     $1.00     2.28%**   $ 14,519        0.90%*      4.57%*         0.91%*      4.56%*
   1996          1.00       0.04      (0.04)      1.00     4.58        11,347        0.90        4.48           0.92        4.46
   1995          1.00       0.05      (0.05)      1.00     5.14         6,925        0.90        5.01           0.91        5.00
   1994          1.00       0.03      (0.03)      1.00     3.40         3,281        0.87        3.89           0.87        3.89
   1993          1.00       0.02      (0.02)      1.00     2.40           377        0.89        2.38           0.89        2.38
   1992(1)       1.00       0.02      (0.02)      1.00     2.60*          243        0.89        2.43           1.01        2.31
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997         $1.00      $0.01     $(0.01)     $1.00     1.50%**   $ 67,426        0.65%*      3.00%*         0.68%*      2.97%*
   1996          1.00       0.03      (0.03)      1.00     2.94        67,082        0.65        2.90           0.68        2.87
   1995          1.00       0.03      (0.03)      1.00     3.42        63,628        0.65        3.37           0.72        3.30
   1994          1.00       0.02      (0.02)      1.00     2.27        37,745        0.65        2.27           0.68        2.24
   1993          1.00       0.02      (0.02)      1.00     1.99        32,994        0.65        1.97           0.69        1.93
   1992(2)       1.00       0.02      (0.02)      1.00     2.42*       22,963        0.65        2.39           0.79        2.25
   CLASS A
   1997         $1.00      $0.01     $(0.01)     $1.00     1.37%**   $  4,350        0.90%*      2.76%*         0.92%*      2.74%*
   1996          1.00       0.03      (0.03)      1.00     2.70         3,852        0.90        2.65           0.93        2.62
   1995          1.00       0.03      (0.03)      1.00     3.17         5,238        0.90        3.14           0.96        3.08
   1994          1.00       0.02      (0.02)      1.00     2.02         2,790        0.90        1.97           0.92        1.95
   1993          1.00       0.02      (0.02)      1.00     1.74         3,866        0.90        1.72           0.94        1.68
   1992(2)       1.00       0.02      (0.02)      1.00     2.17*        2,273        0.90        2.07           1.04        1.93
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997         $1.00      $0.02     $(0.02)     $1.00     2.37%**   $ 71,275        0.55%*      4.73%*         0.65%*      4.63%*
   1996          1.00       0.05      (0.05)      1.00     4.82        65,173        0.55        4.72           0.65        4.62
   1995          1.00       0.05      (0.05)      1.00     5.40        64,697        0.55        5.26           0.62        5.19
   1994          1.00       0.04      (0.04)      1.00     3.60        46,301        0.55        3.42           0.63        3.34
   1993(3)       1.00       0.02      (0.02)      1.00     2.66*       89,278        0.55        2.62           0.68        2.49
------------------------------------------------------------------------------------------------------------------------------------

    *ANNUALIZED
  **RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON APRIL 1, 1992. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON APRIL 6, 1992. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 3, 1993. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.



                         The accompanying notes are an integral part of the financial statements.




                                                                                                             [PILLAR LOGO OMITTED]
                                                                                                           JUNE 30, 1997 (UNAUDITED)


            NET ASSET             REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS                                  RATIO OF    RATIO OF
              VALUE      NET       UNREALIZED     FROM NET        FROM     NET ASSET           NET ASSETS    EXPENSES     INCOME
            BEGINNING INVESTMENT GAINS OR LOSSES INVESTMENT    CAPITAL     VALUE END   TOTAL     END OF     TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME     ON SECURITIES    INCOME         GAINS    OF PERIOD RETURN(+) PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $10.01    $0.23        $(0.01)        $(0.23)        .--       $10.00     2.28%**  $ 29,036       0.80%*      4.72%*
   1996       10.02     0.48         (0.01)         (0.48)        .--        10.01     4.86       31,630       0.80        4.85
   1995        9.97     0.55          0.05          (0.55)        .--        10.02     6.19       30,642       0.80        5.52
   1994       10.01     0.35         (0.04)         (0.35)        .--         9.97     3.21       29,187       0.80        3.51
   1993       10.01     0.29           .--          (0.29)        .--        10.01     2.96       31,337       0.80        2.94
   1992(1)    10.00     0.27          0.03          (0.27)     $(0.02)       10.01     3.47*      30,998       0.80        3.50
   CLASS A
   1997      $10.02    $0.22           .--         $(0.22)        .--       $10.02     2.25%**  $    943       1.05%*      4.47%*
   1996       10.05     0.45        $(0.02)         (0.46)        .--        10.02     4.39        1,076       1.05        4.60
   1995        9.98     0.53          0.07          (0.53)        .--        10.05     6.13        2,043       1.05        5.27
   1994       10.03     0.33         (0.05)         (0.33)        .--         9.98     2.85          769       1.05        3.50
   1993       10.01     0.28          0.01          (0.27)        .--        10.03     2.90          205       1.05        2.09
   1992(1)    10.00     0.25          0.03          (0.25)     $(0.02)       10.01     3.23*         193       1.05        3.14
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $10.21    $0.30        $(0.04)        $(0.30)        .--       $10.17     2.55%**  $255,331       0.80%*      5.96%*
   1996       10.49     0.57         (0.28)         (0.57)        .--        10.21     2.94      100,129       0.80        5.60
   1995        9.44     0.59          1.05          (0.59)        .--        10.49    17.76      113,509       0.80        5.83
   1994       10.68     0.59         (1.18)         (0.59)     $(0.06)        9.44    (5.66)      96,558       0.80        5.91
   1993       10.38     0.61          0.52          (0.61)      (0.22)       10.68    11.05      113,892       0.80        5.59
   1992(1)    10.00     0.49          0.44          (0.49)      (0.06)       10.38    11.60*      89,701       0.80        6.24
   CLASS A
   1997      $10.20    $0.28        $(0.06)        $(0.28)        .--       $10.14     2.22%**   $ 4,023       1.05%*      5.62%*
   1996       10.48     0.55         (0.28)         (0.55)        .--        10.20     2.68        4,830       1.05        5.35
   1995        9.44     0.56          1.04          (0.56)        .--        10.48    17.36        5,844       1.05        5.58
   1994       10.68     0.56         (1.18)         (0.56)     $(0.06)        9.44    (5.90)       5,525       1.05        5.65
   1993       10.38     0.58          0.52          (0.58)      (0.22)       10.68    10.76        6,519       1.05        5.24
   1992(1)    10.00     0.47          0.44          (0.47)      (0.06)       10.38    11.39*       1,214       1.05        5.93
   CLASS B
   1997(2)   $10.11    $0.18        $ 0.07         $(0.18)        .--       $10.18     1.29%**     $  20       1.80%*       4.87%*
------------------------------------------------------------------------------------------------------------------------------------

NEW JERSEY MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $10.71    $0.24         $0.04         $(0.24)        .--       $10.75     2.72%**  $128,852       0.80%*      4.82%*
   1996       10.79     0.44         (0.08)         (0.44)        .--        10.71     3.42       20,689       0.67        4.13
   1995        9.93     0.47          0.86          (0.47)        .--        10.79    13.57       28,080       0.41        4.43
   1994       10.85     0.48         (0.92)         (0.48)        .--         9.93    (4.12)      19,977       0.27        4.65
   1993       10.29     0.50          0.56          (0.50)        .--        10.85    10.48       27,064       0.20        4.57
   1992(3)    10.00     0.30          0.29          (0.30)        .--        10.29     9.01*       9,395       0.46        4.56
   CLASS A
   1997      $10.70    $0.25           .--         $(0.23)        .--       $10.72     2.40%**  $ 17,716       1.05%*      4.41%*
   1996       10.79     0.41        $(0.09)         (0.41)        .--        10.70     3.08       20,247       0.92        3.88
   1995        9.93     0.44          0.86          (0.44)        .--        10.79    13.30       25,954       0.66        4.18
   1994       10.85     0.45         (0.92)         (0.45)        .--         9.93    (4.35)      21,195       0.52        4.40
   1993       10.29     0.46          0.56          (0.46)        .--        10.85    10.09       22,061       0.45        4.34
   1992(3)    10.00     0.29          0.29          (0.29)        .--        10.29     8.29*       5,424       0.62        4.44
------------------------------------------------------------------------------------------------------------------------------------



               RATIO OF    RATIO OF
              EXPENSES   NET INCOME
             TO AVERAGE  TO AVERAGE
             NET ASSETS  NET ASSETS  PORTFOLIO
             (EXCLUDING  (EXCLUDING  TURNOVER
               WAIVERS)   WAIVERS)     RATE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------
   CLASS I
   1997          1.06%*     4.46%*      0.00%
   1996          0.96       4.69       33.83
   1995          0.97       5.35       64.85
   1994          0.94       3.37       68.39
   1993          0.95       2.79       81.92
   1992(1)       1.01       3.29       68.15
   CLASS A
   1997          1.31%*     4.22%*      0.00%
   1996          1.21       4.44       33.83
   1995          1.22       5.10       64.85
   1994          1.20       3.35       68.39
   1993          1.13       2.01       81.92
   1992(1)       1.26       2.93       68.15
--------------------------------------------------------------------------------

FIXED INCOME FUND
--------------------------------------------------------------------------------
   CLASS I
   1997          0.91%*     5.85%*     26.14%
   1996          0.92       5.48       40.56
   1995          0.91       5.72       35.49
   1994          0.90       5.81       15.24
   1993          0.91       5.48       49.49
   1992(1)       0.94       6.10       23.86
   CLASS A
   1997          1.16%*     5.51%*     26.14%
   1996          1.17       5.23       40.56
   1995          1.16       5.47       35.49
   1994          1.15       5.55       15.24
   1993          1.13       5.16       49.49
   1992(1)       1.20       5.78       23.86
   CLASS B
   1997(2)       1.87%*     4.80%*     26.14%
--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
   CLASS I
   1997          0.91%*     4.71%*     14.01%
   1996          0.93       3.87       13.93
   1995          0.93       3.91        2.83
   1994          0.93       3.99       16.81
   1993          1.00       3.77       23.83
   1992(3)       1.22       3.80        2.23
   CLASS A
   1997          1.17%*     4.29%*      14.01%
   1996          1.18       3.62       13.93
   1995          1.18       3.66        2.83
   1994          1.18       3.74       16.81
   1993          1.23       3.54       23.83
   1992(3)       1.39       3.67        2.23
--------------------------------------------------------------------------------

 *  ANNUALIZED
**  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON APRIL 1, 1992. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 16, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 4, 1992. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
    The accompanying notes are an integral part of the financial statements.


Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE
PERIOD ENDED JUNE 30, 1997 (UNAUDITED)


            NET ASSET             REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS                                  RATIO OF    RATIO OF
              VALUE      NET       UNREALIZED     FROM NET        FROM     NET ASSET           NET ASSETS    EXPENSES     INCOME
            BEGINNING INVESTMENT GAINS OR LOSSES INVESTMENT    CAPITAL     VALUE END   TOTAL     END OF     TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME     ON SECURITIES    INCOME         GAINS    OF PERIOD RETURN(+) PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $10.16     $0.28        $(0.01)       $(0.28)         .--      $10.15     2.74%**  $ 32,619       0.80%*       5.68%*
   1996       10.37      0.53         (0.21)        (0.53)         .--       10.16     3.26       24,679       0.80         5.26
   1995        9.51      0.54          0.86         (0.54)         .--       10.37    15.00       28,877       0.80         5.33
   1994       10.53      0.51         (1.01)        (0.51)      $(0.01)       9.51    (4.85)      26,277       0.80         5.13
   1993       10.23      0.52          0.32         (0.52)       (0.02)      10.53     8.32       34,075       0.80         4.87
   1992(1)    10.00      0.41          0.24         (0.41)       (0.01)      10.23     7.95*      16,327       0.80         5.30
   CLASS A
   1997      $10.16     $0.27        $(0.02)       $(0.27)         .--      $10.14     2.51%**   $ 1,930       1.05%*       5.39%*
   1996       10.37      0.52         (0.22)        (0.51)         .--       10.16     3.01        2,578       1.05         5.01
   1995        9.51      0.51          0.86         (0.51)         .--       10.37    14.71        3,665       1.05         5.08
   1994       10.53      0.49         (1.01)        (0.49)      $(0.01)       9.51    (5.09)       2,372       1.05         4.83
   1993       10.24      0.49          0.31         (0.49)       (0.02)      10.53     7.94        4,903       1.05         4.59
   1992(1)    10.00      0.39          0.25         (0.39)       (0.01)      10.24     7.86*       2,190       1.05         5.00
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $10.17     $0.22         $0.02        $(0.22)        .--       $10.19     2.43%**   $ 40,735      0.80%*       4.53%*
   1996       10.23      0.44         (0.06)        (0.44)        .--        10.17     3.89         3,665      0.69         4.42
   1995        9.55      0.40          0.68         (0.40)        .--        10.23    11.53         3,345      0.80         4.05
   1994       10.17      0.36         (0.62)        (0.36)        .--         9.55    (2.58)        2,734      0.80         3.67
   1993(2)    10.00      0.23          0.17         (0.23)        .--        10.17     6.01         2,922      0.80         3.35
   CLASS A
   1997      $10.17     $0.21        $(0.01)       $(0.21)        .--       $10.16     2.02%**     $  342      1.05%*       4.20%*
   1996       10.22      0.42         (0.05)        (0.42)        .--        10.17     3.74           344      0.94         4.19
   1995        9.55      0.38          0.67         (0.38)        .--        10.22    11.15           269      1.05         3.80
   1994       10.17      0.33         (0.62)        (0.33)        .--         9.55    (2.83)          336      1.05         3.42
   1993(3)     9.98      0.20          0.19         (0.20)        .--        10.17     6.28*          289      1.05         3.24
------------------------------------------------------------------------------------------------------------------------------------

GNMA FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997       $9.63     $0.31         $0.03        $(0.31)        .--        $9.66     3.60%**    $ 6,122      0.80%*       6.51%*
   1996        9.94      0.60         (0.31)        (0.60)        .--         9.63     3.09         6,570      0.80         6.23
   1995        8.85      0.60          1.09         (0.60)        .--         9.94    19.52         8,750      0.80         6.29
   1994        9.85      0.54         (1.00)        (0.53)     $(0.01)        8.85    (4.71)        6,983      0.80         5.72
   1993(2)    10.00      0.34         (0.15)        (0.34)        .--         9.85     2.80*       10,900      0.80         4.48
   CLASS A
   1997       $9.61     $0.31         $0.02        $(0.30)        .--        $9.64     3.48%**    $ 1,138      1.05%*       6.28%*
   1996        9.93      0.57         (0.32)        (0.57)        .--         9.61     2.73         1,426      1.05         5.98
   1995        8.84      0.58          1.08         (0.57)        .--         9.93    19.24         1,761      1.05         6.05
   1994        9.85      0.50         (1.00)        (0.50)     $(0.01)        8.84    (5.05)        1,853      1.05         5.47
   1993(4)    10.01      0.31         (0.16)        (0.31)        .--         9.85     2.31*        2,633      1.05         4.70
------------------------------------------------------------------------------------------------------------------------------------

               RATIO OF    RATIO OF
              EXPENSES   NET INCOME
             TO AVERAGE  TO AVERAGE
             NET ASSETS  NET ASSETS  PORTFOLIO
             (EXCLUDING  (EXCLUDING  TURNOVER
               WAIVERS)   WAIVERS)     RATE
--------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
   CLASS I
   1997         0.97%8      5.51%*    36.71%*
   1996         0.87        5.19      40.60
   1995         1.05        5.08      68.29
   1994         0.95        4.98      40.27
   1993         1.00        4.67      31.69
   1992(1)      1.11        4.99      12.38
   CLASS A
   1997         1.22%*      5.22%*    36.71%*
   1996         1.12        4.94      40.60
   1995         1.30        4.83      68.29
   1994         1.20        4.68      40.27
   1993         1.23        4.41      31.69
   1992(1)      1.36        4.69      12.38
--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL FUND
--------------------------------------------------------------------------------
   CLASS I
   1997         0.98%*      4.35%*    39.79%*
   1996         1.49        3.62      25.88
   1995         1.27        3.58      36.92
   1994         1.61        2.86      38.20
   1993(2)      1.48        2.67      16.51
   CLASS A
   1997         1.33%*      3.93%*    39.79%*
   1996         1.74        3.39      25.88
   1995         1.55        3.30      36.92
   1994         1.92        2.55      38.20
   1993(3)      1.48        2.81      16.51
--------------------------------------------------------------------------------
GNMA FUND
--------------------------------------------------------------------------------
   CLASS I
   1997         1.16%*      6.15%*     0.00%
   1996         1.16        5.87       5.77
   1995         1.13        5.96       9.69
   1994         0.97        5.55     102.77
   1993(2)      1.08        4.20     252.73
   CLASS A
   1997         1.40%*      5.93%*     0.00%
   1996         1.41        5.62       5.77
   1995         1.37        5.73       9.69
   1994         1.22        5.30     102.77
   1993(4)      1.29        4.46     252.73
--------------------------------------------------------------------------------

  * ANNUALIZED
 ** RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON APRIL 1, 1992. RATIOS FOR THIS PERIOD
    HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 3, 1993. RATIOS FOR THIS PERIOD
    HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 13, 1993. RATIOS FOR THIS PERIOD
    HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON MAY 5, 1993. RATIOS FOR THIS PERIOD
    HAVE BEEN ANNUALIZED.


    The accompanying notes are an integral part of the financial statements.




                                                                                                             [PILLAR LOGO OMITTED]
                                                                                                           JUNE 30, 1997 (UNAUDITED)





            NET ASSET             REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS                                   RATIO OF    RATIO OF
              VALUE      NET       UNREALIZED     FROM NET        FROM     NET ASSET            NET ASSETS    EXPENSES     INCOME
            BEGINNING INVESTMENT GAINS OR LOSSES INVESTMENT      CAPITAL   VALUE END   TOTAL      END OF     TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME     ON SECURITIES    INCOME         GAINS    OF PERIOD  RETURN(+) PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997(1)   $10.00     $0.01          $0.84       $(0.01)          --       $10.84    8.53%**   $189,397       0.80%*      0.29%*
   CLASS A
   1997(1)   $10.00     --             $0.86        --              --       $10.86    8.61%     $     96       1.05%*      0.02%
   CLASS B
   1997(2)   $10.41    $(0.01)         $0.43        --              --       $10.83    4.34%     $     26       1.80%*     (0.78)%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $13.35     $0.10          $2.20       $(0.10)          --       $15.55    17.27%**  $236,917       0.80%*      1.49%*
   1996       12.81      0.22           2.54        (0.22)        $(2.00)     13.35    21.69      116,715       0.80        1.67
   1995       10.19      0.25           3.46        (0.25)        (0.84)      12.81    36.71       82,677       0.80        2.08
   1994       11.10      0.21          (0.83)       (0.21)        (0.08)      10.19    (5.61)      61,407       0.80        1.92
   1993       10.64      0.18           0.46        (0.18)          --        11.10     6.12       67,383       0.80        1.74
   1992(3)    10.00      0.14           0.64        (0.14)          --        10.64    10.51*      62,116       0.80        1.82
   CLASS A
   1997      $13.35     $0.08          $2.20       $(0.08)          --       $15.55    17.13%**  $ 12,684       1.05%*      1.19%*
   1996       12.83      0.19           2.51        (0.18)        $(2.00)     13.35    21.15       10,000       1.05        1.42
   1995       10.21      0.21           3.47        (0.22)        (0.84)      12.83    36.35        7,644       1.05        1.83
   1994       11.12      0.18          (0.83)       (0.18)        (0.08)      10.21    (5.83)       3,031       1.05        1.67
   1993       10.66      0.16           0.46        (0.16)          --        11.12     5.85        2,741       1.05        1.51
   1992(3)    10.00      0.09           0.67        (0.10)          --        10.66    10.35*       1,562       1.05        1.64
   CLASS B
   1997(4)   $14.81      .--           $0.76       $(0.03)          --       $15.54     5.15%**  $    899       1.80%*      0.15%*
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $13.32     $0.16          $1.89       $(0.16)          --       $15.21    15.47%**  $113,372       0.80%*      2.48%*
   1996       13.07      0.33           2.35        (0.34)        $(2.09)     13.32    21.01       58,035       0.80        2.55
   1995       10.26      0.31           3.29        (0.31)        (0.48)      13.07    35.55       44,202       0.80        2.61
   1994       11.17      0.32          (0.81)       (0.32)        (0.10)      10.26    (4.42)      34,514       0.80        2.96
   1993       10.72      0.29           0.80        (0.29)        (0.35)      11.17    10.27       38,237       0.80        2.65
   1992(3)    10.00      0.22           0.72        (0.22)          --        10.72    12.72*      32,538       0.80        2.88
   CLASS A
   1997      $13.35     $0.15          $1.88       $(0.14)          --       $15.24    15.29%**  $ 14,914       1.05%*      2.14%*
   1996       13.08      0.31           2.34        (0.29)        $(2.09)     13.35    20.70       12,444       1.05        2.30
   1995       10.27      0.28           3.29        (0.28)        (0.48)      13.08    35.21        9,612       1.05        2.36
   1994       11.17      0.29          (0.80)       (0.29)        (0.10)      10.27    (4.56)       5,657       1.05        2.71
   1993       10.73      0.28           0.78        (0.27)        (0.35)      11.17     9.94        4,421       1.05        2.42
   1992(3)    10.00      0.15           0.77        (0.19)          --        10.73    12.43*         585       1.05        2.54
   CLASS B
   1997(5)   $14.34     $0.01          $0.92       $(0.07)          --       $15.20     6.51%**  $  1,160       1.80%*      1.46%*
------------------------------------------------------------------------------------------------------------------------------------


               RATIO OF    RATIO OF
              EXPENSES   NET INCOME
             TO AVERAGE  TO AVERAGE
             NET ASSETS  NET ASSETS  PORTFOLIO   AVERAGE
             (EXCLUDING  (EXCLUDING  TURNOVER   COMMISSION
               WAIVERS)   WAIVERS)     RATE       RATE(++)
--------------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
   1997(1)      1.04%      0.05%      52.52%     $.0636
   CLASS A
   1997(1)      1.12%     (0.05)%     52.52%     $.0636
   CLASS B
   1997(2)      2.07%     (1.05)%     52.52%     $.0636
--------------------------------------------------------------------------------
EQUITY VALUE FUND
--------------------------------------------------------------------------------
   CLASS I
   1997        1.06%       1.23%      26.77%     $.0835
   1996        1.08        1.39       85.30       .0950
   1995        1.07        1.81       61.88        n/a
   1994        1.06        1.66       44.98        n/a
   1993        1.07        1.47       89.91        n/a
   1992(3)     1.10        1.52       45.68        n/a
   CLASS A
   1997        1.30*       0.94%*     26.77%     $.0835
   1996        1.33        1.14       85.30       .0950
   1995        1.32        1.56       61.88        n/a
   1994        1.31        1.41       44.98        n/a
   1993        1.30        1.26       89.91        n/a
   1992(3)     1.36        1.33       45.68        n/a
   CLASS B
   1997(4)     2.04%*      (0.09)%*   26.77%     $.0835
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
   CLASS I
   1997        1.06%*      2.22%*     22.36%     $.0930
   1996        1.09        2.26       85.47       .1095
   1995        1.10        2.31       42.97        n/a
   1994        1.08        2.68       37.76        n/a
   1993        1.10        2.35       89.89        n/a
   1992(3)     1.14        2.54       58.41        n/a
   CLASS A
   1997        1.31%*      1.88%*     22.36%     $.0930
   1996        1.34        2.01       85.47       .1095
   1995        1.35        2.06       42.97        n/a
   1994        1.33        2.43       37.76        n/a
   1993        1.35        2.12       89.89        n/a
   1992(3)     1.40        2.19       58.41        n/a
   CLASS B
   1997(5)     2.04%*      1.22%*     22.36%     $.0930
--------------------------------------------------------------------------------

   * ANNUALIZED
  ** RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 (+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. (++) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
     DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR THE FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1)  COMMENCED OPERATIONS ON FEBRUARY 3, 1997. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
(2)  COMMENCED OPERATIONS ON MAY 21, 1997. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
(3)  COMMENCED OPERATIONS ON APRIL 1, 1992. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS MAY 12, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(5)  COMMENCED OPERATIONS MAY 8, 1997. RATIOS FOR THIS PERIOD HAVE BEEN
     ANNUALIZED.


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)


            NET ASSET             REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS                                   RATIO OF    RATIO OF
              VALUE      NET       UNREALIZED     FROM NET        FROM     NET ASSET            NET ASSETS    EXPENSES     INCOME
            BEGINNING INVESTMENT GAINS OR LOSSES INVESTMENT      CAPITAL   VALUE END   TOTAL      END OF     TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME     ON SECURITIES    INCOME         GAINS    OF PERIOD  RETURN(+) PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

MID CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $13.33     $0.04         $0.77        $(0.04)         --       $14.10      6.07%**   $46,358       0.80%*      0.54%*
   1996       12.55      0.09          1.59         (0.09)       $(0.81)     13.33     13.56       45,556       0.80        0.66
   1995       10.83      0.15          1.95         (0.15)        (0.23)     12.55     19.49       42,375       0.80        1.28
   1994       12.32      0.12         (1.27)        (0.12)        (0.22)     10.83     (9.34)      33,448       0.80        1.06
   1993       10.99      0.11          1.33         (0.11)         --        12.32     13.22       35,648       0.80        1.03
   1992(1)    10.00      0.07          0.99         (0.07)         --        10.99     14.30*      29,507       0.80        0.98
   CLASS A
   1997      $13.31     $0.02         $0.76        $(0.02)         --       $14.07      5.86%**    $4,979       1.05%*      0.29%*
   1996       12.53      0.05          1.59         (0.05)       $(0.81)     13.31     13.32        5,846       1.05        0.41
   1995       10.82      0.12          1.94         (0.12)        (0.23)     12.53     19.13        5,653       1.05        1.03
   1994       12.31      0.10         (1.27)        (0.10)        (0.22)     10.82     (9.54)       4,567       1.05        0.85
   1993       10.99      0.09          1.32         (0.09)         --        12.31     12.88        2,720       1.05        0.83
   1992(1)    10.00      0.05          1.00         (0.06)         --        10.99     14.08*         637       1.05        0.88
------------------------------------------------------------------------------------------------------------------------------------

BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $11.39     $0.18         $1.17        $(0.18)         --       $12.56     11.95%**   $23,525       0.80%*      3.11%*
   1996       12.05      0.48          1.16         (0.47)       $(1.83)     11.39     13.77       19,243       0.80        3.68
   1995        9.91      0.44          2.27         (0.44)        (0.13)     12.05     27.76       32,145       0.80        3.89
   1994       10.78      0.37         (0.86)        (0.38)         --         9.91     (4.61)      26,921       0.80        3.64
   1993       10.35      0.38          0.43         (0.38)         --        10.78      7.89       25,712       0.80        3.75
   1992(1)    10.00      0.29          0.34         (0.28)         --        10.35      8.53*      16,899       0.80        3.88
   CLASS A
   1997      $11.40     $0.17         $1.17        $(0.16)         --       $12.58     11.88%**   $ 9,727       1.05%*      2.86%*
   1996       12.07      0.43          1.17         (0.44)       $(1.83)     11.40     13.39        9,095       1.05        3.43
   1995        9.92      0.42          2.28         (0.42)        (0.13)     12.07     27.53        8,452       1.05        3.64
   1994       10.79      0.35         (0.87)        (0.35)         --         9.92     (4.87)       6,737       1.05        3.39
   1993       10.36      0.37          0.42         (0.36)         --        10.79      7.62        8,122       1.05        3.47
   1992(1)    10.00      0.20          0.40         (0.24)         --        10.36      8.15*       2,990       1.05        3.59
   CLASS B
   1997(2)   $11.93     $0.01         $0.68        $(0.08)         --       $12.54      5.78%**   $   510       1.80%*      1.75%*
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997      $11.23     $0.08         $1.08          --            --       $12.39     10.33%**   $16,458       1.50%*      1.36%*
   1996       10.74      0.08          1.11        $(0.08)       $(0.62)     11.23     11.17       14,822       1.50        0.85
   1995(3)    10.00      0.03          0.75         (0.02)        (0.02)     10.74      7.81        9,990       1.50        0.79
   CLASS A
   1997      $11.22     $0.07         $1.07          --            --       $12.36     10.16%**   $   757       1.75%*      1.04%*
   1996       10.73      0.09          1.06        $(0.04)       $(0.62)     11.22     10.88          788       1.75        0.70
   1995(4)    10.00      0.01          0.75         (0.01)        (0.02)     10.73      7.64          621       1.75        0.45
   CLASS B
   1997(5)   $11.45     $0.01         $0.91          --            --       $12.37      8.03%**   $    32       2.50%*      1.93%*
------------------------------------------------------------------------------------------------------------------------------------


               RATIO OF    RATIO OF
              EXPENSES   NET INCOME
             TO AVERAGE  TO AVERAGE
             NET ASSETS  NET ASSETS  PORTFOLIO   AVERAGE
             (EXCLUDING  (EXCLUDING  TURNOVER   COMMISSION
               WAIVERS)   WAIVERS)     RATE       RATE(++)
--------------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------------
   CLASS I
   1997          1.09%*     0.25%*      0.00%    $.0869
   1996          1.10       0.36       41.41      .1010
   1995          1.10       0.98       32.96        n/a
   1994          1.08       0.78       13.82        n/a
   1993          1.10       0.73       24.49        n/a
   1992(1)       1.15       0.63        9.29        n/a
   CLASS A
   1997          1.34%*     0.00%*      0.00%     $.0869
   1996          1.35       0.11       41.41       .1010
   1995          1.35       0.73       32.96        n/a
   1994          1.33       0.57       13.82        n/a
   1993          1.35       0.53       24.49        n/a
   1992(1)       1.40       0.53        9.29        n/a
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
   CLASS I
   1997          1.11%*     2.80%*     30.56%     $.1166
   1996          1.11       3.37       43.80       .1165
   1995          1.11       3.58       41.63        n/a
   1994          1.09       3.35       27.15        n/a
   1993          1.14       3.41       63.03        n/a
   1992(1)       1.20       3.48       82.76        n/a
   CLASS A
   1997          1.36%*     2.55%*     30.56%     $.1166
   1996          1.36       3.12       43.80       .1165
   1995          1.36       3.33       41.63        n/a
   1994          1.34       3.10       27.15        n/a
   1993          1.38       3.14       63.03        n/a
   1992(1)       1.45       3.19       82.76        n/a
   CLASS B
   1997(2)       2.00%*     1.55%*     30.56%     $.1166
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
   CLASS I
   1997          1.70%*     1.16%*     36.32%     $.0050
   1996          1.73       0.62       67.03       .0051
   1995(3)       2.11       0.18       14.32        n/a
   CLASS A
   1997          1.95%*     0.84%*     36.32%     $.0050
   1996          1.98       0.47       67.03       .0051
   1995(4)       2.38      (0.18)      14.32        n/a
   CLASS B
   1997(5)       2.81%*     1.62%*     36.32%     $.0050
--------------------------------------------------------------------------------
   * ANNUALIZED
  ** RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 (+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. (++) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
     DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR THE
     FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
 (1) COMMENCED OPERATIONS ON APRIL 1, 1992. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
 (2) COMMENCED OPERATIONS ON MAY 8, 1997. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
 (3) COMMENCED OPERATIONS ON MAY 1, 1995. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
 (4) COMMENCED OPERATIONS ON MAY 4, 1995. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.
 (5) COMMENCED OPERATIONS ON MAY 7, 1997. RATIOS FOR THIS PERIOD HAVE
     BEEN ANNUALIZED.

    The accompanying notes are an integral part of the financial statements.

                                                         [PILLAR LOGO OMITTED]
                                                       JUNE 30, 1997 (UNAUDITED)


Notes to Financial Statements


1. ORGANIZATION
The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with sixteen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, (the "Money Market Funds") the Short-Term Investment Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund, the GNMA Fund, (the "Fixed Income Funds") the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Mid Cap Fund, the International Growth Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Growth Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The financial statements included herein present information relating to all of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION--The value of investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     The International Growth Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Growth Fund accrues such taxes when the related income is earned.
     FOREIGN CURRENCY TRANSLATION--The books and records of the International Growth Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: o market value of investment securities, other assets and liabilities at the current rate of exchange; and o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Growth Fund does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.
     The International Growth Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Adviser ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty.
If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Purchase discounts and premiums on securities held by the Fixed Income Funds and the Balanced Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income for the Money Market Funds and the Fixed Income Funds are declared daily and paid monthly. The Equity Funds and the Balanced Fund declare and pay distributions from net investment income quarterly, except for the International Growth Fund which declares and pays distributions periodically. Any net realized capital gains will be distributed at least annually for all Funds.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES
The Trust incurred organization costs of approximately $202,000. Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $47,000 for organizational work performed by a law firm of which two officers of the Trust are partners.
     Certain officers and /or Trustees of the Trust are also officers and/or directors of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

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                                                       JUNE 30, 1997 (UNAUDITED)


4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Trust with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.20% of the average daily net assets of each Fund with the exception of the U.S. Treasury Securities Plus Money Market Fund with an annual fee that is calculated daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrator has voluntarily agreed to waive all or a portion of its fee in order to limit the operating expenses of certain Funds.
     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Trust's shares. The Trust has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.25% of the Fund's Class A average daily net assets.
     The Trust has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets.
     The Distributor receives no fees for its distribution services for Class I shares of any fund with the exception of the U.S. Treasury Securities Plus Money Market Fund which pays a distribution fee of 0.03% of average daily net assets.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
The Trust and Summit Bank Investment Management Division, a division of Summit Bank, (the "Adviser") are parties to an advisory agreement. Under the terms of the agreement, the Adviser will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market, Prime Obligation and Tax-Exempt Money Market Funds, 0.15% of the average daily net assets of the U.S. Treasury Securities Plus Money Market Fund, 0.60% of the average daily net assets of the Fixed Income Funds and 0.75% of the average daily net assets of the Equity Funds and the Balanced Fund. The Trust and the Adviser are also parties to a second advisory agreement relating only to the International Growth Fund. Under the terms of the agreement, the Adviser receives a fee, that is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the International Growth Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee in order to limit the operating expenses of the Funds.
     Wellington Management Company LLP serves as the investment sub-advisor to the International Growth Fund.
     Summit Bank also acts as Custodian of securities for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds. For its services, the Custodian receives a fee, that is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of each domestic Fund and an annual rate of 0.17% of the average daily net assets of the International Growth Fund.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short term investments, during the period ended June 30, 1997 were as follows:

                                         NEW
                SHORT-TERM    FIXED     JERSEY    INT.-TERM      PA
                   INV.      INCOME      MUNI.       GOV'T.     MUNI.    GNMA
               ----------   --------   --------   ----------  --------  --------
                  (000)      (000)      (000)        (000)      (000)    (000)
Purchases
  U.S. Gov't       --       183,246       --        18,502        --      --
  Other            300       22,994     10,060        --       11,178     --
Sales
  U.S. Gov't       --        30,222       --        12,386       --       871
  Other            --        23,263     15,565        --       11,903     --


              EQUITY    EQUITY    EQUITY     MID                  INTERNATIONAL
              GROWTH    VALUE     INCOME     CAP       BALANCED      GROWTH
             --------  --------  --------  --------   ----------  --------------
               (000)    (000)      (000)    (000)        (000)        (000)
Purchases
  U.S. Gov't    --        --         --       --         4,491          --
  Other      104,802   61,530     28,016    19,033       7,633        5,452
Sales
  U.S. Gov't    --        --         200      --         5,653          --
  Other       93,181   49,886     20,944    21,421       3,451        5,568

At June 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1997, for each Fund is as follows:

                                          NEW
                   SHORT-TERM   FIXED   JERSEY    INT.-TERM      PA
                      INV.     INCOME     MUNI.     GOV'T.      MUNI.     GNMA
                  ----------  --------  --------  ----------  --------  --------
                     (000)       (000)     (000)      (000)     (000)     (000)
Aggregate gross
  unrealized gain      16       1,922     3,836        210       752       88
Aggregate gross
  unrealized loss      (3)     (2,252)     (358)      (174)      (89)    (193)
                  ----------  --------  --------  ----------  --------  --------
Net unrealized
  gain (loss)          13        (330)    3,478         36       663     (105)
                  ==========  ========  ========  ==========  ========  ========


                   EQUITY   EQUITY    EQUITY     MID               INTERNATIONAL
                   GROWTH   VALUE     INCOME     CAP     BALANCED     GROWTH
                 --------  --------  --------  -------- ---------- -------------
                   (000)    (000)      (000)     (000)     (000)       (000)
Aggregate gross
  unrealized gain 36,769    65,508    33,770    12,939     6,927       2,454
Aggregate gross
  unrealized loss (2,525)   (2,460)     (756)   (1,612)     (157)       (701)
                 --------  --------  --------  -------- ---------- -------------
Net unrealized
  gain (loss)     34,244    63,048    33,014    11,327      6,770      1,753
                 ========  ========  ========  ======== ========== =============

7. CONCENTRATION OF CREDIT RISK
The money market funds invest primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within one of the two highest ratings category assigned by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by a Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The Fixed Income Funds invest in debt instruments and the Balanced Fund invests in a combination of equity, fixed income and money market securities.
     The taxable funds may invest in bank obligations. As a result of this policy, these investments may be subject to greater risk than a fund that does not invest in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risk of investing in foreign securities and are not subject to the same reserve requirements and other regulations as those of U.S. banks.
     The New Jersey Municipal Securities and the Pennsylvania Municipal Securities Funds invest primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures, rated Baa or better by a NRSRO, or, if not rated, determined by the Adviser to be of comparable quality. Although the Funds maintain a diversified portfolio, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The following tables present a summary of holdings in each of these portfolios:
                                                        TAX-
                               U.S.                    EXEMPT         U.S.
                             TREASURY     PRIME        MONEY        TREASURY
                            SECURITIES  OBLIGATION     MARKET    SECURITIES PLUS
                            ----------  ----------   ----------  ---------------
U.S. Gov't. Securities         96.7%       17.9%         --          49.0%
Repurchase Agreements           --         17.5          --          51.0
Municipal Securities            --          --          99.4%         --
Commercial Paper                --         53.3          --           --
Other Short Term
  Securities                    3.3        11.3          0.6          --

                        SHORT-TERM        FIXED      NEW JERSEY      INT.-TERM
                            INV.          INCOME         MUNI.          GOVT.
                         ------------   ----------   --------------   ----------
U.S. Gov't. Securities     92.8%           79.4%          --            94.4%
Repurchase Agreements       --              --            --             --
AAA                         --              --           53.2%           --
AA                          0.8            11.6          21.0            --
A                           1.7             8.9          10.7            --
BBB                         --              0.1           1.1            --
BB                          --              --            --             --
NR                          1.6             --           11.1            --
All Other                   3.1             --            2.9            5.6

                                                  PA
                                BALANCED         MUNI.       GNMA
                              ------------    ----------   --------
U.S. Gov't. Securities            27.8%           --         97.1%
Repurchase Agreements              --             --          --
AAA                                --            68.3%        --
AA                                 6.1            9.8         --
A                                  1.5            7.7         --
BBB                                --             0.4         --
BB                                 --             --          --
NR                                 --            12.2         --
Common Stock                      63.8            --          --
All Other                          0.8            1.6         2.9

                                                         [PILLAR LOGO OMITTED]
                                                       JUNE 30, 1997 (UNAUDITED)


8. COMMON TRUST FUND CONVERSIONS
On February 1, 1997, certain Common Trust Funds of Summit Bank and its affiliates were converted into the Pillar Funds. The Funds that were involved in the conversion were as follows:

Common Trust Fund                   Pillar Fund
------------------                  -----------
Pyramid Equity Income Fund          Equity Income Fund
First Valley Bank Pennsylvania      Pennsylvania Municipal
  Tax-Exempt Fund                     Securities Fund
Pyramid Government                  Intermediate-Term
  Fund                                Government Securities Fund
Pyramid Municipal Fund
Summit Bank CTF                     New Jersey Municipal
  Tax-Exempt Fund                     Securities Fund
First Valley Bank Corporate/
  Government Income Fund
Summit Bank CTF
  Taxable Bond Fund
Pyramid Income Fund
Summit Bank Employee Benefit
  Bond Fund                         Fixed Income Fund
First Valley Bank Equity Fund
Pyramid Growth Fund                 Equity Value Fund
Summit Bank Employee Benefit
  Common Stock Fund
Self Employed Retirement Fund
Summit Bank CTF Capital
  Growth Fund                       Equity Growth Fund


The assets which consisted of securities and related receivables, were converted on a tax-free basis (with the exception of the Summit Bank Employee Benefit Bond Fund which did not qualify for tax-free treatment). The number of shares issued for each fund and the net assets (including net unrealized gain/loss) of each fund immediately before the conversion were as follows:

                                                    Unrealized
Common Trust Fund                    Net Assets     Gain/(Loss)
------------------                   -----------   -----------
Pyramid Equity Income Fund           $34,921,068   $15,070,845
First Valley Bank Pennsylvania
  Tax-Exempt Fund                     37,351,305       479,925
Pyramid Government Fund               13,328,272        82,578
Pyramid Municipal Fund                27,106,556       994,062
Summit Bank CTF
  Tax-Exempt Fund                     81,341,717     1,463,259
First Valley Bank Corporate/
  Government Income Fund              23,359,209       (39,338)
Summit Bank CTF
  Taxable Bond Fund                   68,089,184        96,610
Pyramid Income Fund                   33,854,976       168,397
Summit Bank Employee
  Benefit Bond Fund                   46,538,572       (18,801)
First Valley Bank Equity Fund         29,213,010     6,986,551
Pyramid Growth Fund                   55,314,477    20,917,589
Summit Bank Employee
  Benefit Common Stock Fund           65,394,986     1,223,470
Self Employed Retirement Fund          3,352,225        39,136
Summit Bank CTF
  Capital Growth Fund                152,286,126    32,316,660

                                    Net Assets
Pillar Funds                   Prior to Conversion  Shares Issued
------------------             -------------------  -------------
Equity Income Fund                 $72,031,803      2,525,125
Pennsylvania Municipal
 Securities Fund                     4,058,459      3,676,310
Intermediate-Term Government
 Securities Fund                    27,272,305      1,311,380
New Jersey Municipal
  Securities Fund                   40,228,805     10,125,023
Fixed Income Fund                  103,362,682     17,056,956
Equity Value Fund                  132,299,525      6,015,148
Equity Growth Fund                     --          22,103,334

Notes

                                                         [PILLAR LOGO OMITTED]
                                                       JUNE 30, 1997 (UNAUDITED)

Notes

Notes

                                The Pillar Funds
                               Semi-Annual Report

                                  June 30, 1997



                               Investment Adviser
                   Summit Bank Investment Management Division
                            a division of Summit Bank

                                  Administrator
                               SEI Fund Resources
                                 Oaks, PA 19456

                                   Distributor
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456



 The Pillar Funds is a registered service mark of Summit Bank. Summit Bank is a service mark of Summit Bancorp. The Pillar Funds are distributed by SEI Financial Services Company. SEI Financial Services Company is not affiliated with Summit Bank, Summit Bancorp, or their affiliates. Summit Bank Investment
              Management Division serves as investment adviser and
                         custodian to The Pillar Funds.

              This information must be preceded or accompanied by a
         current prospectus. For more information call, 1-800-932-7782.
               Read it carefully before you invest or send money.











PIL-F-008-06